UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/10

Date of reporting period:	9/30/10

Item 1. Schedule of Investments.

MML Blend Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 60.1%
COMMON STOCK – 60.1%
Advertising – 0.1%
The Interpublic Group of Companies, Inc. (a)	20,222	$202,827
Omnicom Group, Inc.	10,047	396,655
		599,482
Aerospace & Defense – 1.3%
The Boeing Co.	20,572	1,368,861
General Dynamics Corp.	11,422	717,416
Goodrich Corp.	3,867	285,114
L-3 Communications Holdings, Inc.	5,120	370,022
Lockheed Martin Corp.	12,255	873,537
Northrop Grumman Corp.	11,518	698,336
Raytheon Co.	15,859	724,915
Rockwell Collins, Inc.	4,968	289,386
United Technologies Corp.	34,710	2,472,393
		7,799,980
Agriculture – 1.3%
Altria Group, Inc.	70,259	1,687,621
Archer-Daniels-Midland Co.	28,792	919,041
Lorillard, Inc.	5,864	470,938
Philip Morris International, Inc.	68,636	3,844,989
Reynolds American, Inc.	6,017	357,349
		7,279,938
Airlines – 0.1%
Southwest Airlines Co.	21,883	286,011
Apparel – 0.3%
Nike, Inc. Class B	14,511	1,162,912
VF Corp.	4,550	368,641
		1,531,553
Auto Manufacturers – 0.4%
Ford Motor Co. (a)	133,613	1,635,423
Paccar, Inc.	12,922	622,194
		2,257,617
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. (a)	10,051	108,048
Johnson Controls, Inc.	10,072	307,196
		415,244
Banks – 3.0%
Bank of America Corp.	342,798	4,494,082
Bank of New York Mellon Corp.	36,607	956,541
BB&T Corp.	16,166	389,277
Capital One Financial Corp.	23,542	931,086
Comerica, Inc.	5,821	216,250
Fifth Third Bancorp	27,521	331,078
First Horizon National Corp. (a)	6,573	74,999
Huntington Bancshares, Inc.	27,600	156,492
KeyCorp	28,964	230,554
M&T Bank Corp.	8,065	659,798
Marshall & Ilsley Corp.	17,309	121,855
Northern Trust Corp.	6,559	316,406
PNC Financial Services Group, Inc.	25,518	1,324,640
Regions Financial Corp.	39,615	288,001
State Street Corp.	16,276	612,954
SunTrust Banks, Inc.	16,811	434,228
U.S. Bancorp	77,002	1,664,783
Wells Fargo & Co.	176,216	4,428,308
Zions Bancorp	6,741	143,988
		17,775,320
Beverages – 1.4%
Brown-Forman Corp. Class B	4,804	296,119
The Coca-Cola Co.	66,415	3,886,606
Coca-Cola Enterprises, Inc.	12,378	383,718
Constellation Brands, Inc. Class A (a)	7,212	127,580
Dr. Pepper Snapple Group, Inc.	12,404	440,590
Molson Coors Brewing Co. Class B	4,933	232,936
PepsiCo, Inc.	41,260	2,741,314
		8,108,863
Biotechnology – 0.7%
Amgen, Inc. (a)	41,331	2,277,751
Biogen Idec, Inc. (a)	10,922	612,943
Celgene Corp. (a)	6,498	374,350
Genzyme Corp. (a)	5,694	403,078
Life Technologies Corp. (a)	3,711	173,267
		3,841,389
Building Materials – 0.0%
Masco Corp.	20,525	225,980
Chemicals – 1.1%
Air Products & Chemicals, Inc.	3,595	297,738
Airgas, Inc.	272	18,482
CF Industries Holdings, Inc.	978	93,399
The Dow Chemical Co.	40,773	1,119,627
E.I. du Pont de Nemours & Co.	31,860	1,421,593
Eastman Chemical Co.	2,635	194,990
Ecolab, Inc.	4,622	234,520
FMC Corp.	2,000	136,820
International Flavors & Fragrances, Inc.	3,260	158,175
Monsanto Co.	7,694	368,773
PPG Industries, Inc.	11,419	831,303
Praxair, Inc.	8,616	777,680
The Sherwin-Williams Co.	3,233	242,928
Sigma-Aldrich Corp.	4,346	262,412
		6,158,440
Coal – 0.1%
CONSOL Energy, Inc.	1,181	43,650
Massey Energy Co.	3,059	94,890
Peabody Energy Corp.	8,076	395,805
		534,345
Commercial Services – 0.9%
Apollo Group, Inc. Class A (a)	8,254	423,843
Automatic Data Processing, Inc.	13,709	576,189
DeVry, Inc.	1,555	76,522
Donnelley (R.R.) & Sons Co.	20,823	353,158
Equifax, Inc.	2,442	76,190
H&R Block, Inc.	57,963	750,621
Iron Mountain, Inc.	3,256	72,739
MasterCard, Inc. Class A	1,973	441,952
McKesson Corp.	8,735	539,648
Monster Worldwide, Inc. (a)	2,300	29,808
Moody's Corp.	5,730	143,135
Paychex, Inc.	6,164	169,448
Quanta Services, Inc. (a)	413	7,880
Robert Half International, Inc.	1,826	47,476
SAIC, Inc. (a)	8,878	141,871

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total System Services, Inc.	24,307	$370,439
Visa, Inc. Class A	8,248	612,497
Western Union Co.	36,988	653,578
		5,486,994
Computers – 3.8%
Apple, Inc. (a)	30,456	8,641,890
Cognizant Technology Solutions Corp. Class A (a)	6,578	424,084
Computer Sciences Corp.	12,026	553,196
Dell, Inc. (a)	73,231	949,074
EMC Corp. (a)	49,724	1,009,895
Hewlett-Packard Co.	59,374	2,497,864
International Business Machines Corp.	42,650	5,721,071
Lexmark International, Inc. Class A (a)	11,069	493,899
NetApp, Inc. (a)	12,798	637,212
SanDisk Corp. (a)	18,203	667,140
Teradata Corp. (a)	3,086	118,996
Western Digital Corp. (a)	8,252	234,274
		21,948,595
Cosmetics & Personal Care – 1.2%
Avon Products, Inc.	9,692	311,210
Colgate-Palmolive Co.	9,768	750,768
The Estee Lauder Cos., Inc. Class A	3,685	233,003
The Procter & Gamble Co.	98,129	5,884,796
		7,179,777
Distribution & Wholesale – 0.1%
Fastenal Co.	3,141	167,070
Genuine Parts Co.	4,834	215,548
W.W. Grainger, Inc.	2,172	258,707
		641,325
Diversified Financial – 3.0%
American Express Co.	41,249	1,733,695
Ameriprise Financial, Inc.	11,336	536,533
The Charles Schwab Corp.	5,012	69,667
Citigroup, Inc. (a)	704,710	2,748,369
CME Group, Inc.	2,480	645,916
Discover Financial Services	18,383	306,628
E*TRADE Financial Corp. (a)	2,061	29,967
Federated Investors, Inc. Class B	2,960	67,370
Franklin Resources, Inc.	3,529	377,250
The Goldman Sachs Group, Inc.	14,040	2,029,903
IntercontinentalExchange, Inc. (a)	2,476	259,287
Invesco Ltd.	10,112	214,678
JP Morgan Chase & Co.	149,122	5,677,075
Legg Mason, Inc.	1,826	55,346
Morgan Stanley	57,197	1,411,622
The NASDAQ OMX Group, Inc. (a)	4,145	80,537
NYSE Euronext	15,632	446,606
SLM Corp. (a)	47,091	543,901
T. Rowe Price Group, Inc.	3,706	185,541
		17,419,891
Electric – 2.1%
The AES Corp. (a)	18,187	206,422
Allegheny Energy, Inc.	5,533	135,669
Ameren Corp.	7,560	214,704
American Electric Power Co., Inc.	14,585	528,415
CenterPoint Energy, Inc.	7,631	119,959
CMS Energy Corp.	12,103	218,096
Consolidated Edison, Inc.	7,682	370,426
Constellation Energy Group, Inc.	12,489	402,645
Dominion Resources, Inc.	27,516	1,201,349
DTE Energy Co.	8,860	406,940
Duke Energy Corp.	43,268	766,276
Edison International	12,626	434,208
Entergy Corp.	7,898	604,434
Exelon Corp.	23,966	1,020,472
FirstEnergy Corp.	7,650	294,831
Integrys Energy Group, Inc.	7,654	398,467
NextEra Energy, Inc.	12,030	654,312
Northeast Utilities	2,212	65,409
NRG Energy, Inc. (a)	21,400	445,548
Pepco Holdings, Inc.	12,143	225,860
PG&E Corp.	8,416	382,255
Pinnacle West Capital Corp.	5,396	222,693
PPL Corp.	8,018	218,330
Progress Energy, Inc.	9,233	410,130
Public Service Enterprise Group, Inc.	13,624	450,682
SCANA Corp.	3,947	159,143
The Southern Co.	26,022	969,059
TECO Energy, Inc.	7,695	133,277
Wisconsin Energy Corp.	2,991	172,880
Xcel Energy, Inc.	11,072	254,324
		12,087,215
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	28,069	1,478,114
Molex, Inc.	1,894	39,641
		1,517,755
Electronics – 0.1%
Agilent Technologies, Inc. (a)	8,663	289,084
Amphenol Corp. Class A	2,032	99,527
FLIR Systems, Inc. (a)	4,952	127,267
Jabil Circuit, Inc.	5,247	75,609
PerkinElmer, Inc.	3,520	81,453
Waters Corp. (a)	2,350	166,333
		839,273
Engineering & Construction – 0.1%
Fluor Corp.	8,009	396,686
Jacobs Engineering Group, Inc. (a)	5,920	229,104
		625,790
Entertainment – 0.0%
International Game Technology	18,991	274,420
Environmental Controls – 0.3%
Republic Services, Inc.	17,637	537,752
Stericycle, Inc. (a)	2,397	166,544
Waste Management, Inc.	25,273	903,257
		1,607,553
Foods – 1.3%
Campbell Soup Co.	12,624	451,308
ConAgra Foods, Inc.	20,874	457,975
Dean Foods Co. (a)	4,099	41,851
General Mills, Inc.	18,662	681,909
H.J. Heinz Co.	8,061	381,850
The Hershey Co.	8,947	425,788
Hormel Foods Corp.	5,483	244,542
The J.M. Smucker Co.	4,345	263,003
Kellogg Co.	4,128	208,505
Kraft Foods, Inc. Class A	51,275	1,582,346
The Kroger Co.	19,029	412,168
McCormick & Co., Inc.	3,661	153,908
Safeway, Inc.	17,300	366,068
Sara Lee Corp.	34,377	461,683
SUPERVALU, Inc.	12,424	143,249
Sysco Corp.	12,234	348,914
Tyson Foods, Inc. Class A	44,701	716,110

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Whole Foods Market, Inc. (a)	5,525	$205,033
		7,546,210
Forest Products & Paper – 0.2%
International Paper Co.	20,687	449,942
MeadWestvaco Corp.	6,087	148,401
Plum Creek Timber Co., Inc.	2,763	97,534
Weyerhaeuser Co.	32,226	507,882
		1,203,759
Gas – 0.1%
Nicor, Inc.	1,633	74,824
NiSource, Inc.	7,513	130,726
Sempra Energy	7,961	428,302
		633,852
Hand & Machine Tools – 0.1%
Snap-on, Inc.	2,171	100,973
Stanley Black & Decker, Inc.	3,329	204,001
		304,974
Health Care — Products – 1.6%
Baxter International, Inc.	11,861	565,888
Becton, Dickinson & Co.	7,806	578,425
Boston Scientific Corp. (a)	27,104	166,148
C.R. Bard, Inc.	3,382	275,396
CareFusion Corp. (a)	3,790	94,144
Intuitive Surgical, Inc. (a)	1,446	410,288
Johnson & Johnson	85,452	5,294,606
Medtronic, Inc.	23,848	800,816
St. Jude Medical, Inc. (a)	6,991	275,026
Stryker Corp.	10,450	523,022
Varian Medical Systems, Inc. (a)	4,397	266,018
Zimmer Holdings, Inc. (a)	6,815	356,629
		9,606,406
Health Care — Services – 1.0%
Aetna, Inc.	18,020	569,612
CIGNA Corp.	13,192	472,010
Coventry Health Care, Inc. (a)	17,877	384,892
DaVita, Inc. (a)	965	66,614
Humana, Inc. (a)	13,594	682,962
Laboratory Corporation of America Holdings (a)	3,042	238,584
Quest Diagnostics, Inc.	3,109	156,911
Tenet Healthcare Corp. (a)	13,697	64,650
Thermo Fisher Scientific, Inc. (a)	10,291	492,733
UnitedHealth Group, Inc.	44,964	1,578,686
WellPoint, Inc. (a)	15,356	869,764
		5,577,418
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	3,637	85,906
Home Builders – 0.0%
D.R. Horton, Inc.	17,847	198,459
Lennar Corp. Class A	1,700	26,146
Pulte Group, Inc. (a)	1,373	12,027
		236,632
Home Furnishing – 0.1%
Harman International Industries, Inc. (a)	2,269	75,807
Whirlpool Corp.	6,413	519,197
		595,004
Household Products – 0.3%
Avery Dennison Corp.	7,515	278,957
The Clorox Co.	4,043	269,911
Fortune Brands, Inc.	3,563	175,406
Kimberly-Clark Corp.	16,755	1,089,913
		1,814,187
Housewares – 0.0%
Newell Rubbermaid, Inc.	13,638	242,893
Insurance – 2.9%
ACE Ltd.	18,400	1,071,800
Aflac, Inc.	13,872	717,321
The Allstate Corp.	21,135	666,809
American International Group, Inc. (a)	6,346	248,129
Aon Corp.	8,035	314,249
Assurant, Inc.	16,896	687,667
Berkshire Hathaway, Inc. Class B (a)	55,096	4,555,337
The Chubb Corp.	13,220	753,408
Cincinnati Financial Corp.	10,119	291,933
Genworth Financial, Inc. Class A (a)	21,029	256,974
The Hartford Financial Services Group, Inc.	10,152	232,988
Lincoln National Corp.	16,251	388,724
Loews Corp.	12,083	457,946
Marsh & McLennan Cos., Inc.	13,613	328,346
MetLife, Inc.	42,890	1,649,120
Principal Financial Group, Inc.	13,029	337,712
The Progressive Corp.	23,314	486,563
Prudential Financial, Inc.	20,527	1,112,153
Torchmark Corp.	10,337	549,308
The Travelers Cos., Inc.	19,497	1,015,794
Unum Group	13,731	304,142
XL Group PLC	21,188	458,932
		16,885,355
Internet – 1.0%
Akamai Technologies, Inc. (a)	3,026	151,845
Amazon.com, Inc. (a)	76	11,937
eBay, Inc. (a)	13,677	333,719
Expedia, Inc.	5,335	150,500
Google, Inc. Class A (a)	7,247	3,810,400
McAfee, Inc. (a)	5,130	242,444
Priceline.com, Inc. (a)	1,444	503,003
Symantec Corp. (a)	14,455	219,282
VeriSign, Inc. (a)	5,891	186,980
Yahoo!, Inc. (a)	20,229	286,645
		5,896,755
Iron & Steel – 0.1%
AK Steel Holding Corp.	3,485	48,128
Allegheny Technologies, Inc.	445	20,670
Cliffs Natural Resources, Inc.	4,046	258,621
Nucor Corp.	3,656	139,659
United States Steel Corp.	742	32,529
		499,607
Leisure Time – 0.1%
Carnival Corp.	8,764	334,872
Harley-Davidson, Inc.	12,102	344,181
		679,053
Lodging – 0.2%
Marriott International, Inc. Class A	10,469	375,104
Starwood Hotels & Resorts Worldwide, Inc.	6,315	331,853
Wyndham Worldwide Corp.	13,909	382,080
Wynn Resorts Ltd.	3,998	346,907
		1,435,944
Machinery — Construction & Mining – 0.3%
Caterpillar, Inc.	21,155	1,664,475

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Diversified – 0.5%
Cummins, Inc.	7,665	$694,296
Deere & Co.	15,450	1,078,101
Eaton Corp.	7,169	591,371
Flowserve Corp.	1,680	183,826
Rockwell Automation, Inc.	6,433	397,109
Roper Industries, Inc.	2,763	180,092
		3,124,795
Manufacturing – 2.5%
3M Co.	23,622	2,048,264
Danaher Corp.	16,156	656,095
Dover Corp.	8,073	421,491
Eastman Kodak Co. (a)	30,399	127,676
General Electric Co.	455,986	7,409,773
Honeywell International, Inc.	25,582	1,124,073
Illinois Tool Works, Inc.	14,755	693,780
ITT Corp.	6,455	302,288
Leggett & Platt, Inc.	4,386	99,825
Pall Corp.	2,861	119,132
Parker Hannifin Corp.	7,248	507,795
Textron, Inc.	13,072	268,760
Tyco International Ltd.	20,400	749,292
		14,528,244
Media – 2.0%
CBS Corp. Class B	25,657	406,920
Comcast Corp. Class A	107,912	1,951,049
DIRECTV Class A (a)	29,528	1,229,250
Discovery Communications, Inc. Series A (a)	5,700	248,235
Gannett Co., Inc.	47,212	577,403
The McGraw-Hill Cos., Inc.	12,948	428,061
Meredith Corp.	6,425	214,017
The New York Times Co. Class A (a)	45,039	348,602
News Corp. Class A	94,567	1,235,045
Scripps Networks Interactive Class A	372	17,700
Time Warner Cable, Inc.	13,326	719,471
Time Warner, Inc.	49,715	1,523,765
Viacom, Inc. Class B	9,610	347,786
The Walt Disney Co.	65,512	2,169,102
The Washington Post Co. Class B	838	334,705
		11,751,111
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	176	22,414
Mining – 0.5%
Alcoa, Inc.	34,426	416,899
Freeport-McMoRan Copper & Gold, Inc.	17,882	1,526,944
Newmont Mining Corp.	15,470	971,671
Titanium Metals Corp. (a)	6,863	136,985
Vulcan Materials Co.	1,665	61,472
		3,113,971
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	7,389	157,977
Xerox Corp.	72,045	745,666
		903,643
Oil & Gas – 5.2%
Anadarko Petroleum Corp.	4,838	276,008
Apache Corp.	12,591	1,230,896
Cabot Oil & Gas Corp.	2,587	77,895
Chesapeake Energy Corp.	11,990	271,574
Chevron Corp.	83,608	6,776,428
ConocoPhillips	66,139	3,798,363
Denbury Resources, Inc. (a)	1,974	31,367
Devon Energy Corp.	13,447	870,559
Diamond Offshore Drilling, Inc.	1,678	113,718
EOG Resources, Inc.	1,854	172,366
EQT Corp.	1,397	50,376
Exxon Mobil Corp.	158,737	9,808,359
Helmerich & Payne, Inc.	6,000	242,760
Hess Corp.	6,832	403,908
Marathon Oil Corp.	29,327	970,724
Murphy Oil Corp.	6,511	403,161
Nabors Industries Ltd. (a)	12,165	219,700
Noble Energy, Inc.	3,848	288,946
Occidental Petroleum Corp.	22,405	1,754,312
Pioneer Natural Resources Co.	2,381	154,836
QEP Resources, Inc.	2,989	90,088
Range Resources Corp.	99	3,775
Rowan Cos., Inc. (a)	12,399	376,434
Southwestern Energy Co. (a)	6,200	207,328
Sunoco, Inc.	24,376	889,724
Tesoro Corp.	3,087	41,242
Valero Energy Corp.	29,900	523,549
		30,048,396
Oil & Gas Services – 0.6%
Baker Hughes, Inc.	4,031	171,720
Cameron International Corp. (a)	5,406	232,242
FMC Technologies, Inc. (a)	20	1,366
Halliburton Co.	43,767	1,447,375
National Oilwell Varco, Inc.	23,394	1,040,331
Schlumberger Ltd.	13,864	854,161
		3,747,195
Packaging & Containers – 0.2%
Ball Corp.	3,651	214,861
Bemis Co., Inc.	4,496	142,748
Owens-IIlinois, Inc. (a)	4,916	137,943
Pactiv Corp. (a)	2,028	66,883
Sealed Air Corp.	16,953	381,104
		943,539
Pharmaceuticals – 3.7%
Abbott Laboratories	52,422	2,738,525
Allergan, Inc.	9,965	662,972
AmerisourceBergen Corp.	11,107	340,541
Bristol-Myers Squibb Co.	81,567	2,211,281
Cardinal Health, Inc.	17,278	570,865
Cephalon, Inc. (a)	11,064	690,836
DENTSPLY International, Inc.	1,456	46,548
Eli Lilly & Co.	55,014	2,009,662
Express Scripts, Inc. (a)	12,186	593,458
Forest Laboratories, Inc. (a)	24,816	767,559
Gilead Sciences, Inc. (a)	19,435	692,080
Hospira, Inc. (a)	4,017	229,009
King Pharmaceuticals, Inc. (a)	22,868	227,765
Mead Johnson Nutrition Co.	2,812	160,031
Medco Health Solutions, Inc. (a)	10,813	562,925
Merck & Co., Inc.	98,783	3,636,202
Mylan, Inc. (a)	11,147	209,675
Patterson Cos., Inc.	3,686	105,604
Pfizer, Inc.	286,792	4,924,219
Watson Pharmaceuticals, Inc. (a)	456	19,293
		21,399,050
Pipelines – 0.2%
El Paso Corp.	33,390	413,368
ONEOK, Inc.	4,100	184,664
Spectra Energy Corp.	7,964	179,588

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc.	22,148	$423,249
		1,200,869
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	4,887	89,334
Real Estate Investment Trusts (REITS) – 0.9%
Apartment Investment & Management Co. Class A	12,285	262,653
AvalonBay Communities, Inc.	2,491	258,890
Boston Properties, Inc.	5,933	493,151
Equity Residential	12,156	578,261
HCP, Inc.	12,635	454,607
Health Care REIT, Inc.	8,572	405,799
Host Hotels & Resorts, Inc.	22,337	323,440
Kimco Realty Corp.	13,967	219,980
ProLogis	12,194	143,645
Public Storage	2,033	197,282
Simon Property Group, Inc.	8,375	776,698
Ventas, Inc.	8,025	413,849
Vornado Realty Trust	5,273	451,000
		4,979,255
Retail – 3.9%
Abercrombie & Fitch Co. Class A	2,434	95,705
AutoNation, Inc. (a)	2,699	62,752
AutoZone, Inc. (a)	2,197	502,915
Bed Bath & Beyond, Inc. (a)	8,464	367,422
Best Buy Co., Inc.	8,492	346,728
Big Lots, Inc. (a)	12,104	402,458
CarMax, Inc. (a)	7,200	200,592
Coach, Inc.	12,155	522,179
Costco Wholesale Corp.	10,876	701,393
CVS Caremark Corp.	37,464	1,178,992
Darden Restaurants, Inc.	9,054	387,330
Family Dollar Stores, Inc.	12,835	566,794
GameStop Corp. Class A (a)	33,651	663,261
The Gap, Inc.	15,790	294,326
The Home Depot, Inc.	52,307	1,657,086
J.C. Penney Co., Inc.	1,329	36,122
Kohl's Corp. (a)	4,530	238,640
Limited Brands, Inc.	18,050	483,379
Lowe's Cos., Inc.	41,295	920,466
Macy's, Inc.	19,751	456,051
McDonald's Corp.	25,830	1,924,593
Nordstrom, Inc.	4,208	156,538
O'Reilly Automotive, Inc. (a)	3,773	200,724
Office Depot, Inc. (a)	34,455	158,493
Polo Ralph Lauren Corp.	2,850	256,101
RadioShack Corp.	7,348	156,733
Ross Stores, Inc.	7,396	403,969
Sears Holdings Corp. (a)	3,454	249,172
Staples, Inc.	11,065	231,480
Starbucks Corp.	25,877	661,934
Target Corp.	32,286	1,725,364
Tiffany & Co.	4,102	192,753
The TJX Cos., Inc.	20,153	899,428
Urban Outfitters, Inc. (a)	2,800	88,032
Wal-Mart Stores, Inc.	87,122	4,662,769
Walgreen Co.	18,657	625,009
Yum! Brands, Inc.	6,935	319,426
		22,997,109
Savings & Loans – 0.0%
Hudson City Bancorp, Inc.	14,730	180,590
People's United Financial, Inc.	5,451	71,353
		251,943
Semiconductors – 1.6%
Advanced Micro Devices, Inc. (a)	37,257	264,897
Altera Corp.	14,486	436,898
Analog Devices, Inc.	10,954	343,737
Applied Materials, Inc.	49,639	579,784
Broadcom Corp. Class A	8,864	313,697
Intel Corp.	206,423	3,969,514
KLA-Tencor Corp.	5,889	207,469
Linear Technology Corp.	7,905	242,921
LSI Corp. (a)	21,828	99,536
MEMC Electronic Materials, Inc. (a)	987	11,765
Microchip Technology, Inc.	5,821	183,070
Micron Technology, Inc. (a)	36,617	264,009
National Semiconductor Corp.	25,212	321,957
Novellus Systems, Inc. (a)	14,554	386,845
NVIDIA Corp. (a)	1,926	22,496
QLogic Corp. (a)	7,841	138,315
Teradyne, Inc. (a)	19,450	216,673
Texas Instruments, Inc.	43,674	1,185,312
Xilinx, Inc.	11,256	299,522
		9,488,417
Software – 2.4%
Adobe Systems, Inc. (a)	18,040	471,746
Autodesk, Inc. (a)	13,637	435,975
BMC Software, Inc. (a)	4,412	178,598
CA, Inc.	13,073	276,102
Cerner Corp. (a)	700	58,793
Citrix Systems, Inc. (a)	2,677	182,678
Compuware Corp. (a)	7,807	66,594
Dun & Bradstreet Corp.	1,096	81,257
Electronic Arts, Inc. (a)	9,037	148,478
Fidelity National Information Services, Inc.	13,000	352,690
Fiserv, Inc. (a)	6,738	362,639
Intuit, Inc. (a)	14,250	624,293
Microsoft Corp.	275,995	6,759,118
Novell, Inc. (a)	8,225	49,103
Oracle Corp.	122,057	3,277,230
Red Hat, Inc. (a)	5,821	238,661
Salesforce.com, Inc. (a)	5,261	588,180
		14,152,135
Telecommunications – 3.4%
American Tower Corp. Class A (a)	2,889	148,090
AT&T, Inc.	186,009	5,319,857
CenturyLink, Inc.	11,117	438,677
Cisco Systems, Inc. (a)	151,942	3,327,530
Corning, Inc.	56,667	1,035,873
Frontier Communications Corp.	37,656	307,650
Harris Corp.	9,270	410,568
JDS Uniphase Corp. (a)	7,623	94,449
Juniper Networks, Inc. (a)	11,789	357,796
MetroPCS Communications, Inc. (a)	5,074	53,074
Motorola, Inc. (a)	104,864	894,490
QUALCOMM, Inc.	38,800	1,750,656
Qwest Communications International, Inc.	65,386	409,970
Sprint Nextel Corp. (a)	96,873	448,522
Tellabs, Inc.	105,604	786,750
Verizon Communications, Inc.	116,955	3,811,563
Windstream Corp.	9,756	119,901
		19,715,416
Textiles – 0.0%
Cintas Corp.	3,678	101,329
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	4,161	185,206

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mattel, Inc.	9,790	$229,673
		414,879
Transportation – 1.1%
C.H. Robinson Worldwide, Inc.	3,620	253,110
CSX Corp.	15,869	877,873
Expeditors International of Washington, Inc.	526	24,317
FedEx Corp.	7,780	665,190
Norfolk Southern Corp.	14,213	845,816
Ryder System, Inc.	5,438	232,583
Union Pacific Corp.	12,646	1,034,443
United Parcel Service, Inc. Class B	40,330	2,689,608
		6,622,940
TOTAL COMMON STOCK (Cost $252,444,732)		350,947,164
TOTAL EQUITIES (Cost $252,444,732)		350,947,164
	Principal Amount
BONDS & NOTES – 38.4%
CORPORATE DEBT – 15.8%
Advertising – 0.1%
WPP Finance 8.000% 9/15/14	$430,000	512,818
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	255,000	300,970
Goodrich Corp. 6.125% 3/01/19	110,000	131,574
L-3 Communications Corp. 4.750% 7/15/20	25,000	26,221
Lockheed Martin Corp. 5.500% 11/15/39	40,000	44,096
United Technologies Corp. 6.125% 7/15/38	80,000	96,613
		599,474
Agriculture – 0.1%
Cargill, Inc. (b) 5.200% 1/22/13	650,000	704,495
Philip Morris International, Inc. 6.375% 5/16/38	35,000	43,134
		747,629
Banks – 1.0%
Bank of America Corp. 2.100% 4/30/12	500,000	512,319
Bank of America Corp. 4.250% 10/01/10	800,000	800,000
Bank of America Corp. 4.500% 4/01/15	175,000	183,618
Bank of America Corp. Series L (c) 5.650% 5/01/18	320,000	339,041
Barclays Bank PLC 5.200% 7/10/14	100,000	110,862
Barclays Bank PLC 6.750% 5/22/19	240,000	285,208
Capital One Financial Corp. 7.375% 5/23/14	170,000	198,450
Credit Suisse AG 5.400% 1/14/20	365,000	389,367
Credit Suisse New York 5.500% 5/01/14	125,000	140,022
HSBC Holdings PLC 6.500% 9/15/37	325,000	364,465
ICICI Bank Ltd. (b) 5.500% 3/25/15	340,000	358,740
PNC Funding Corp. 4.375% 8/11/20	430,000	439,882
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	265,000	281,130
UBS AG 5.750% 4/25/18	275,000	310,454
Wachovia Bank NA 6.600% 1/15/38	50,000	56,746
Wachovia Corp. 5.300% 10/15/11	325,000	340,262
Wachovia Corp. 5.750% 6/15/17	345,000	393,847
Wells Fargo & Co. 3.625% 4/15/15	170,000	180,261
		5,684,674
Beverages – 0.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	300,000	338,576
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	145,000	168,501
The Coca-Cola Co. 5.350% 11/15/17	275,000	323,736
Diageo Finance BV 3.875% 4/01/11	325,000	330,364
Foster's Finance Corp. (b) 6.875% 6/15/11	835,000	868,825
		2,030,002
Building Materials – 0.2%
CRH America, Inc. 8.125% 7/15/18	45,000	54,262
Lafarge SA (b) 5.500% 7/09/15	550,000	577,934
Masco Corp. 7.125% 8/15/13	200,000	213,116
Masco Corp. 7.125% 3/15/20	45,000	46,099
Owens Corning, Inc. 9.000% 6/15/19	55,000	65,060
		956,471
Chemicals – 0.3%
Airgas, Inc. (c) 4.500% 9/15/14	250,000	267,003
Ashland, Inc. 9.125% 6/01/17	40,000	45,800
Cytec Industries, Inc. 8.950% 7/01/17	75,000	94,616
The Dow Chemical Co. 7.600% 5/15/14	35,000	40,882
The Dow Chemical Co. 8.550% 5/15/19	65,000	82,075
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	30,000	36,136
Ecolab, Inc. 4.875% 2/15/15	750,000	837,610
Valspar Corp. 7.250% 6/15/19	125,000	152,316
		1,556,438
Coal – 0.0%
Consol Energy, Inc. (b) 8.250% 4/01/20	35,000	38,238
Commercial Services – 0.2%
Brambles USA, Inc. (b) 3.950% 4/01/15	250,000	259,265
Deluxe Corp. 7.375% 6/01/15	95,000	97,850
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	240,000	252,123

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Equifax, Inc. 7.000% 7/01/37	$275,000	$311,865
ERAC USA Finance LLC (b) 6.700% 6/01/34	320,000	355,308
		1,276,411
Computers – 0.2%
Brocade Communications Systems, Inc. (b) 6.625% 1/15/18	40,000	41,600
Brocade Communications Systems, Inc. (b) 6.875% 1/15/20	20,000	21,000
Computer Sciences Corp. 5.500% 3/15/13	135,000	146,811
EMC Corp., Convertible 1.750% 12/01/13	250,000	344,062
HP Enterprise Services LLC Series B 6.000% 8/01/13	310,000	352,333
International Business Machines Corp. 5.600% 11/30/39	140,000	161,104
		1,066,910
Cosmetics & Personal Care – 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	45,000	54,097
Diversified Financial – 2.6%
American Express Co. 6.150% 8/28/17	230,000	264,800
American Express Co. 7.250% 5/20/14	120,000	140,706
American Express Co. 8.125% 5/20/19	135,000	174,340
American Express Credit Corp. 7.300% 8/20/13	690,000	793,106
American General Finance Corp. 6.500% 9/15/17	225,000	177,750
The Bear Stearns Cos., Inc. 7.250% 2/01/18	550,000	669,974
BlackRock, Inc. 5.000% 12/10/19	90,000	99,213
BlackRock, Inc. 6.250% 9/15/17	225,000	269,048
Boeing Capital Corp. Ltd. 6.500% 2/15/12	440,000	474,101
Citigroup, Inc. 4.750% 5/19/15	10,000	10,521
Citigroup, Inc. 5.375% 8/09/20	245,000	253,485
Citigroup, Inc. 5.500% 10/15/14	185,000	200,738
Citigroup, Inc. 5.500% 2/15/17	500,000	516,290
Citigroup, Inc. 6.375% 8/12/14	370,000	410,876
Citigroup, Inc. 6.500% 8/19/13	420,000	464,045
Citigroup, Inc. 8.125% 7/15/39	155,000	195,793
Citigroup, Inc. 8.500% 5/22/19	145,000	179,269
Eaton Vance Corp. 6.500% 10/02/17	85,000	100,668
General Electric Capital Corp. 2.800% 1/08/13	300,000	308,956
General Electric Capital Corp. 3.500% 8/13/12	375,000	390,047
General Electric Capital Corp. 5.375% 10/20/16	475,000	532,782
General Electric Capital Corp. 5.900% 5/13/14	300,000	339,781
General Electric Capital Corp. 6.000% 8/07/19	145,000	163,152
General Electric Capital Corp. 6.875% 1/10/39	260,000	298,583
The Goldman Sachs Group, Inc. 5.150% 1/15/14	775,000	841,249
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	237,153
The Goldman Sachs Group, Inc. (c) 5.625% 1/15/17	780,000	825,974
The Goldman Sachs Group, Inc. 6.750% 10/01/37	160,000	166,308
HSBC Finance Corp. (c) 6.375% 10/15/11	965,000	1,016,252
JP Morgan Chase & Co. 4.400% 7/22/20	500,000	512,053
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	53,329
JP Morgan Chase & Co. 6.400% 5/15/38	60,000	71,785
Lazard Group LLC 6.850% 6/15/17	360,000	385,517
Lazard Group LLC 7.125% 5/15/15	430,000	469,101
Merrill Lynch & Co., Inc. (c) 5.450% 2/05/13	950,000	1,020,243
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	110,187
Morgan Stanley (c) 4.200% 11/20/14	675,000	699,787
Morgan Stanley 5.450% 1/09/17	265,000	279,471
Morgan Stanley 5.625% 9/23/19	235,000	244,670
SLM Corp. 5.000% 10/01/13	230,000	225,396
TD Ameritrade Holding Corp. 4.150% 12/01/14	90,000	95,616
Textron Financial Corp. (c) 5.125% 11/01/10	580,000	581,066
		15,263,181
Electric – 1.1%
Allegheny Energy Supply (b) 8.250% 4/15/12	275,000	296,983
Ameren Corp. 8.875% 5/15/14	345,000	399,660
CMS Energy Corp. 6.250% 2/01/20	45,000	47,375
CMS Energy Corp. 6.300% 2/01/12	10,000	10,422
CMS Energy Corp. 8.500% 4/15/11	600,000	619,028
Entergy Gulf States, Inc. 5.250% 8/01/15	97,000	97,153
IPALCO Enterprises, Inc. 8.625% 11/14/11	100,000	105,375
Kansas Gas & Electric Co. 5.647% 3/29/21	274,571	290,856
MidAmerican Funding LLC 6.750% 3/01/11	145,000	148,684

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	$176,788	$181,429
Monongahela Power 6.700% 6/15/14	400,000	455,018
Nevada Power Co. Series L 5.875% 1/15/15	450,000	516,017
Nevada Power Co. Series N 6.650% 4/01/36	135,000	161,649
NRG Energy, Inc. 8.500% 6/15/19	175,000	184,406
Oncor Electric Delivery Co. 6.800% 9/01/18	15,000	18,372
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	52,120
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	133,265
PPL Energy Supply LLC 6.300% 7/15/13	350,000	389,571
Tenaska Oklahoma (b) 6.528% 12/30/14	316,997	312,502
TransAlta Corp. (c) 5.750% 12/15/13	1,000,000	1,109,941
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	296,524	322,707
Virginia Electric and Power Co. Series D 6.350% 11/30/37	150,000	183,543
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	264,035
		6,300,111
Electrical Components & Equipment – 0.1%
Anixter, Inc. 5.950% 3/01/15	510,000	501,075
Electronics – 0.1%
Amphenol Corp. 4.750% 11/15/14	100,000	108,492
Arrow Electronics, Inc. 6.000% 4/01/20	220,000	237,149
		345,641
Entertainment – 0.1%
International Game Technology 5.500% 6/15/20	125,000	134,013
Peninsula Gaming LLC 8.375% 8/15/15	280,000	291,200
		425,213
Environmental Controls – 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	425,000	431,682
Republic Services, Inc. 5.000% 3/01/20	245,000	266,705
Republic Services, Inc. 5.250% 11/15/21	125,000	138,108
		836,495
Foods – 0.3%
ConAgra Foods, Inc. 7.000% 4/15/19	195,000	243,311
General Mills, Inc. 5.400% 6/15/40	45,000	49,321
Kraft Foods, Inc. 4.125% 2/09/16	280,000	302,876
Kraft Foods, Inc. 5.375% 2/10/20	290,000	323,944
Kraft Foods, Inc. 6.500% 2/09/40	310,000	362,968
The Kroger Co. 7.500% 1/15/14	150,000	177,261
Ralcorp Holdings, Inc. 4.950% 8/15/20	150,000	156,529
Sara Lee Corp. 3.875% 6/15/13	140,000	148,725
		1,764,935
Forest Products & Paper – 0.2%
International Paper Co. 7.300% 11/15/39	110,000	123,144
International Paper Co. 9.375% 5/15/19	70,000	90,810
The Mead Corp. 7.550% 3/01/47	270,000	254,748
Rock-Tenn Co. 5.625% 3/15/13	105,000	107,363
Rock-Tenn Co. 8.200% 8/15/11	390,000	408,037
Rock-Tenn Co. 9.250% 3/15/16	100,000	109,750
Verso Paper Holdings LLC 11.500% 7/01/14	35,000	38,325
		1,132,177
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	400,000	441,083
Southwest Gas Corp. 8.375% 2/15/11	205,000	210,288
		651,371
Hand & Machine Tools – 0.1%
Kennametal, Inc. 7.200% 6/15/12	310,000	322,097
Health Care — Products – 0.2%
Beckman Coulter, Inc. 6.000% 6/01/15	185,000	211,445
Beckman Coulter, Inc. 7.000% 6/01/19	150,000	183,008
Boston Scientific Corp. 4.500% 1/15/15	680,000	695,627
Boston Scientific Corp. 6.000% 1/15/20	170,000	181,312
Johnson & Johnson 5.850% 7/15/38	40,000	48,583
		1,319,975
Health Care — Services – 0.1%
CIGNA Corp. 5.125% 6/15/20	100,000	108,043
Roche Holdings, Inc. (b) 5.000% 3/01/14	280,000	313,057
Roche Holdings, Inc. (b) 6.000% 3/01/19	60,000	72,688
WellPoint, Inc. 4.350% 8/15/20	275,000	285,037
		778,825
Holding Company — Diversified – 0.2%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	220,000	244,362
Leucadia National Corp. (c) 7.750% 8/15/13	1,150,000	1,219,000
		1,463,362
Home Furnishing – 0.0%
Whirlpool Corp. 8.600% 5/01/14	90,000	107,161
Housewares – 0.0%
Toro Co. 7.800% 6/15/27	165,000	174,667
Insurance – 0.6%
Aflac, Inc. 8.500% 5/15/19	110,000	139,968

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Allstate Corp. 5.550% 5/09/35	$150,000	$156,760
The Allstate Corp. 7.450% 5/16/19	35,000	43,727
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	150,000	165,562
Berkshire Hathaway, Inc. 3.200% 2/11/15	505,000	535,563
CNA Financial Corp. 7.350% 11/15/19	180,000	202,380
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	290,000	296,710
Lincoln National Corp. 4.300% 6/15/15	100,000	106,020
Lincoln National Corp. 6.300% 10/09/37	220,000	229,676
Lincoln National Corp. 7.000% 6/15/40	105,000	119,624
Lincoln National Corp. 8.750% 7/01/19	250,000	321,590
MetLife, Inc. Series A 6.817% 8/15/18	45,000	54,291
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	157,934
Prudential Financial, Inc. 3.875% 1/14/15	210,000	220,609
Prudential Financial, Inc. 4.750% 9/17/15	375,000	405,550
The Travelers Cos., Inc. 6.250% 6/15/37	125,000	148,084
		3,304,048
Investment Companies – 0.0%
Xstrata Finance Canada (b) (c) 5.800% 11/15/16	195,000	215,444
Iron & Steel – 0.6%
AK Steel Corp. 7.625% 5/15/20	135,000	136,688
Allegheny Technologies, Inc. 9.375% 6/01/19	180,000	217,543
ArcelorMittal 3.750% 8/05/15	250,000	252,670
ArcelorMittal 5.250% 8/05/20	285,000	287,222
ArcelorMittal 7.000% 10/15/39	360,000	367,766
ArcelorMittal (c) 9.000% 2/15/15	555,000	669,764
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	260,078
Reliance Steel & Aluminum Co. 6.850% 11/15/36	430,000	430,477
Steel Dynamics, Inc. (c) 7.375% 11/01/12	695,000	742,781
		3,364,989
Lodging – 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	250,000	252,429
Marriott International, Inc. 5.810% 11/10/15	70,000	77,658
Marriott International, Inc. 6.200% 6/15/16	775,000	871,388
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	33,000	35,104
Wyndham Worldwide Corp. 6.000% 12/01/16	45,000	46,945
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (b) 7.750% 8/15/20	50,000	52,750
		1,336,274
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	600,000	618,000
Roper Industries, Inc. 6.625% 8/15/13	420,000	474,621
		1,092,621
Manufacturing – 0.2%
Illinois Tool Works, Inc. 5.150% 4/01/14	290,000	329,115
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	180,000	218,568
ITT Corp. 4.900% 5/01/14	200,000	220,124
ITT Corp. 6.125% 5/01/19	200,000	235,826
Tyco Electronics Group SA 6.000% 10/01/12	225,000	243,316
Tyco Electronics Group SA 6.550% 10/01/17	200,000	233,921
		1,480,870
Media – 0.6%
CBS Corp. 6.625% 5/15/11	46,000	47,577
CBS Corp. 7.875% 7/30/30	210,000	252,779
Comcast Corp. 6.400% 5/15/38	175,000	193,544
Cox Communications, Inc. (c) 6.750% 3/15/11	700,000	718,652
NBC Universal, Inc. (b) 5.150% 4/30/20	225,000	242,983
NBC Universal, Inc. (b) 6.400% 4/30/40	20,000	21,776
News America, Inc. 6.900% 8/15/39	100,000	117,844
Scholastic Corp. 5.000% 4/15/13	320,000	320,000
Thomson Corp. (c) 5.700% 10/01/14	650,000	745,610
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	126,936
Time Warner Cable, Inc. 7.500% 4/01/14	270,000	318,233
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	58,099
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	85,839
Time Warner, Inc. 4.700% 1/15/21	125,000	132,448
Time Warner, Inc. 6.100% 7/15/40	150,000	161,523
Viacom, Inc. 6.250% 4/30/16	195,000	228,730
		3,772,573
Metal Fabricate & Hardware – 0.0%
The Timken Co. 6.000% 9/15/14	125,000	138,990
Mining – 0.5%
Alcoa, Inc. 6.150% 8/15/20	175,000	179,925
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	330,000	367,808
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	255,000	355,848

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Teck Resources Ltd. 7.000% 9/15/12	$325,000	$350,560
Teck Resources Ltd. 9.750% 5/15/14	365,000	450,015
Teck Resources Ltd. 10.250% 5/15/16	75,000	91,125
Teck Resources Ltd. 10.750% 5/15/19	50,000	62,965
Vale Overseas Ltd. 6.250% 1/23/17	305,000	349,123
Vale Overseas Ltd. (c) 6.875% 11/10/39	390,000	446,925
		2,654,294
Office Equipment/Supplies – 0.1%
Xerox Corp. (c) 4.250% 2/15/15	150,000	161,055
Xerox Corp. 5.500% 5/15/12	225,000	239,403
Xerox Corp. 5.625% 12/15/19	10,000	11,193
Xerox Corp. 8.250% 5/15/14	50,000	59,948
		471,599
Office Furnishings – 0.1%
Steelcase, Inc. 6.500% 8/15/11	455,000	468,421
Oil & Gas – 0.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	485,000	534,448
ConocoPhillips 6.500% 2/01/39	110,000	137,781
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	290,000	329,150
Motiva Enterprises LLC (b) 5.750% 1/15/20	215,000	245,903
Motiva Enterprises LLC (b) 6.850% 1/15/40	170,000	203,752
Noble Holding International Ltd. 7.375% 3/15/14	450,000	526,719
Pemex Project Funding Master Trust 6.625% 6/15/38	37,000	39,848
Petroleos Mexicanos (b) 5.500% 1/21/21	285,000	303,525
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	247,889
Shell International Finance BV 5.500% 3/25/40	75,000	85,858
Shell International Finance BV 5.625% 6/27/11	50,000	51,913
Talisman Energy, Inc. 7.750% 6/01/19	205,000	261,677
Tesoro Corp. 6.500% 6/01/17	215,000	211,775
Transocean, Inc., Convertible 1.500% 12/15/37	250,000	244,688
Valero Energy Corp. 4.500% 2/01/15	235,000	251,184
Valero Energy Corp. 6.125% 2/01/20	200,000	217,981
XTO Energy, Inc. (c) 4.900% 2/01/14	850,000	953,414
		4,847,505
Oil & Gas Services – 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	200,000	208,297
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	175,000	167,563
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	300,000	261,420
		637,280
Packaging & Containers – 0.2%
Ball Corp. 7.125% 9/01/16	240,000	259,200
Packaging Corporation of America 5.750% 8/01/13	185,000	200,048
Pactiv Corp. 6.400% 1/15/18	200,000	202,596
Sealed Air Corp. (b) 5.625% 7/15/13	200,000	213,476
Sealed Air Corp. (b) 6.875% 7/15/33	145,000	137,417
		1,012,737
Pharmaceuticals – 0.3%
Abbott Laboratories 5.300% 5/27/40	330,000	358,133
Abbott Laboratories (c) 5.600% 11/30/17	125,000	149,083
Eli Lilly & Co. 5.950% 11/15/37	40,000	46,856
Express Scripts, Inc. 6.250% 6/15/14	650,000	746,267
Merck & Co., Inc. 5.850% 6/30/39	45,000	54,160
Mylan, Inc. (b) 7.625% 7/15/17	45,000	47,869
Pfizer, Inc. 7.200% 3/15/39	165,000	224,485
		1,626,853
Pipelines – 1.1%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	191,274
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	200,000	210,916
DCP Midstream LLC (b) 9.750% 3/15/19	20,000	26,613
Enbridge, Inc. (c) 5.800% 6/15/14	775,000	887,184
Enogex LLC (b) 6.875% 7/15/14	590,000	663,028
Enterprise Products Operating LP 7.500% 2/01/11	175,000	178,620
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	150,000	162,562
Kern River Funding Corp. (b) 4.893% 4/30/18	470,625	530,976
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	146,641
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	129,549
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	11,384
NGPL PipeCo LLC (b) 6.514% 12/15/12	475,000	505,133
Plains All American Pipeline LP 5.625% 12/15/13	520,000	568,676
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	350,000	380,249

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	$225,000	$248,059
Southern Natural Gas Co. (b) 5.900% 4/01/17	250,000	274,411
Texas Eastern Transmission LP (b) 6.000% 9/15/17	175,000	202,833
TransCanada PipeLines Ltd. 6.200% 10/15/37	125,000	140,322
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	350,000	392,367
Williams Partners LP 5.250% 3/15/20	365,000	396,782
		6,247,579
Real Estate – 0.1%
AMB Property LP 4.500% 8/15/17	175,000	176,872
Brookfield Asset Management, Inc. 7.125% 6/15/12	125,000	134,388
		311,260
Real Estate Investment Trusts (REITS) – 0.1%
Senior Housing Properties Trust 8.625% 1/15/12	100,000	105,500
Simon Property Group LP 4.200% 2/01/15	50,000	53,651
Simon Property Group LP 4.375% 3/01/21	415,000	420,695
Simon Property Group LP 5.650% 2/01/20	150,000	167,238
		747,084
Retail – 0.3%
CVS Caremark Corp. 6.125% 9/15/39	175,000	193,188
J.C. Penney Co., Inc. 5.650% 6/01/20	75,000	76,406
J.C. Penney Corp., Inc. 7.950% 4/01/17	115,000	129,088
Lowe's Cos., Inc. 5.600% 9/15/12	250,000	272,398
Macy's Retail Holdings, Inc. 7.500% 6/01/15	310,000	341,000
McDonald's Corp. 6.300% 10/15/37	100,000	124,520
Nordstrom, Inc. 6.750% 6/01/14	95,000	111,383
Wal-Mart Stores, Inc. 5.625% 4/01/40	370,000	419,162
		1,667,145
Savings & Loans – 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	500,000	518,692
Washington Mutual Bank (d) 5.650% 8/15/14	775,000	1,550
		520,242
Software – 0.2%
CA, Inc. 5.375% 12/01/19	90,000	97,821
Microsoft Corp. 3.000% 10/01/20	350,000	349,098
Microsoft Corp. 4.500% 10/01/40	275,000	273,203
Oracle Corp. (b) 3.875% 7/15/20	175,000	183,196
Oracle Corp. (b) 5.375% 7/15/40	150,000	161,337
Oracle Corp. 6.125% 7/08/39	125,000	148,690
		1,213,345
Storage & Warehousing – 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (b) 8.875% 3/15/18	510,000	545,700
Telecommunications – 1.1%
America Movil SAB de CV 5.000% 3/30/20	130,000	140,210
America Movil SAB de CV 6.125% 3/30/40	135,000	150,281
American Tower Corp. 5.050% 9/01/20	475,000	486,493
AT&T, Inc. (c) 6.500% 9/01/37	300,000	347,086
British Telecom PLC STEP 9.875% 12/15/30	55,000	76,580
Cellco Partnership/Verizon Wireless Capital LLC (c) 7.375% 11/15/13	450,000	532,503
CenturyLink, Inc. 5.500% 4/01/13	215,000	226,275
CenturyLink, Inc. 6.150% 9/15/19	140,000	143,210
CenturyLink, Inc. 7.600% 9/15/39	45,000	44,029
Cisco Systems, Inc. 5.500% 1/15/40	55,000	60,463
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	60,000	84,015
Embarq Corp. 7.082% 6/01/16	110,000	122,255
Qwest Corp. (c) 7.875% 9/01/11	750,000	794,062
Qwest Corp. 8.875% 3/15/12	600,000	658,500
Rogers Communications, Inc. 5.500% 3/15/14	200,000	224,199
Rogers Communications, Inc. 6.375% 3/01/14	350,000	403,196
Rogers Communications, Inc. 6.800% 8/15/18	20,000	24,707
Rogers Communications, Inc. 7.500% 8/15/38	30,000	39,294
Telecom Italia Capital 6.000% 9/30/34	45,000	42,451
Telecom Italia Capital 6.175% 6/18/14	340,000	374,949
Verizon Communications, Inc. 8.750% 11/01/18	300,000	408,216
Verizon Global Funding Corp. 7.750% 12/01/30	150,000	193,661
Virgin Media Secured Finance PLC 6.500% 1/15/18	475,000	501,125
Windstream Corp. 7.875% 11/01/17	285,000	297,112
		6,374,872
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	400,000	425,000
Transportation – 0.2%
Bristow Group, Inc. 7.500% 9/15/17	155,000	158,875

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Burlington Northern Santa Fe LLC 6.750% 3/15/29	$190,000	$227,692
Canadian National Railway Co. 5.850% 11/15/17	140,000	165,700
Canadian National Railway Co. 6.375% 11/15/37	190,000	237,190
CSX Corp. 7.250% 5/01/27	50,000	60,912
Ryder System, Inc. 5.000% 6/15/12	100,000	105,522
Union Pacific Corp. 4.000% 2/01/21	125,000	129,515
		1,085,406
Trucking & Leasing – 0.1%
GATX Corp. 4.750% 5/15/15	85,000	90,882
GATX Corp. 8.750% 5/15/14	480,000	566,949
		657,831
TOTAL CORPORATE DEBT (Cost $85,227,336)		92,129,410
MUNICIPAL OBLIGATIONS – 0.2%
Access Group, Inc., Delaware 1.744% 9/01/37	225,000	205,875
North Texas Tollway Authority 6.718% 1/01/49	620,000	676,903
State of California 5.950% 4/01/16	175,000	192,397
State of California 7.550% 4/01/39	120,000	130,501
Tennessee Valley Authority 5.250% 9/15/39	155,000	179,786
		1,385,462
TOTAL MUNICIPAL OBLIGATIONS (Cost $1,286,039)		1,385,462
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 3.8%
Automobile ABS – 0.2%
Avis Budge Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (b) 0.477% 3/20/12	728,000	727,107
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (b) 1.470% 10/18/12	375,000	376,273
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	19,243	19,267
		1,122,647
Commercial MBS – 2.1%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (c) 5.934% 2/10/51	775,000	831,590
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	650,000	693,979
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	350,000	377,658
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (c) 5.205% 2/11/44	900,000	924,268
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	600,000	616,132
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	350,000	377,747
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/13/50	525,000	560,103
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	775,000	794,158
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	575,000	620,647
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	450,000	475,489
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.422% 2/15/41	785,000	387,597
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.404% 5/15/41	750,000	804,769
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	500,000	531,903
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	500,000	514,517
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (c) 5.610% 4/15/49	1,025,000	1,068,937
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.458% 1/11/43	400,000	449,814
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	742,994

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (c) 6.057% 2/15/51	$1,200,000	$1,253,243
		12,025,545
Home Equity ABS – 0.3%
Asset-Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.616% 7/25/35	268,312	252,002
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M1 FRN 0.756% 1/25/36	115,000	91,533
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.486% 9/25/34	212,417	197,994
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A4M FRN 0.636% 1/25/36	190,371	172,890
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV2 FRN 0.886% 3/25/35	130,000	116,907
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3 FRN 0.916% 3/25/35	335,000	241,304
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.366% 7/25/37	296,346	285,125
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.706% 3/25/35	215,000	177,570
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.656% 10/25/35	250,000	190,728
		1,726,053
Student Loans ABS – 0.7%
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.356% 5/25/36	111,398	106,451
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.299% 3/28/17	434,532	431,553
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	350,000	293,930
DB Master Finance LLC, Series 2006-1, Class A2 (b) 5.779% 6/20/31	200,000	198,500
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.848% 11/25/44	250,000	194,895
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.296% 6/25/25	220,292	215,491
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.406% 2/25/26	260,034	257,389
Newport Waves CDO (Acquired 3/30/07, Cost $948,898), Series 2007-1A, Class A3LS FRN (b) (c) (e) 0.891% 6/20/14	950,000	447,830
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.563% 1/28/47	200,000	126,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 0.000% 12/15/16	300,000	299,421
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 0.000% 1/27/42	500,000	487,500
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 0.000% 12/17/46	375,000	300,000
SLM Student Loan Trust, Series 2006-B, Class A2 FRN 0.342% 6/15/21	472,840	470,860
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.882% 3/15/38	218,390	180,711
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.100% 12/15/16	125,000	124,759
Student Loan Consolidation Center, Series 2002-2, Class B2 FRN (b) 0.000% 7/01/42	390,000	287,625
		4,422,915
WL Collateral CMO – 0.5%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.337% 7/20/36	93,361	91,288
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	49,016	42,656
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.287% 9/25/33	27,552	23,014
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.923% 8/25/34	50,330	46,386
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.447% 1/19/38	522,434	314,523
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.366% 5/25/37	492,555	244,588

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.988% 8/25/34	$120,031	$90,310
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.506% 8/25/36	173,025	126,295
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.799% 7/25/33	9,615	9,293
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.569% 2/25/34	19,047	17,464
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.406% 2/25/34	989	898
Morgan Stanley Reremic Trust 3.000% 7/17/56	1,051,169	1,051,495
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN (c) 0.436% 6/25/46	979,168	384,046
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.446% 4/25/46	602,775	316,396
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.986% 3/25/34	81,214	72,558
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.770% 4/25/44	211,341	157,470
		2,988,680
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.695% 6/25/32	74,084	64,318
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,717,016)		22,350,158
SOVEREIGN DEBT OBLIGATIONS – 0.3%
Colombia Government International Bond 7.375% 3/18/19	175,000	221,375
Peruvian Government International Bond 6.550% 3/14/37	95,000	115,188
Poland Government International Bond 6.375% 7/15/19	230,000	270,979
Province of Quebec Canada 7.500% 9/15/29	90,000	131,130
Republic of Brazil International Bond 5.625% 1/07/41	305,000	334,737
United Mexican States 5.125% 1/15/20	200,000	223,500
United Mexican States 6.750% 9/27/34	160,000	198,800
		1,495,709
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,365,894)		1,495,709
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 12.5%
Collateralized Mortgage Obligations – 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	346,634	396,284
Pass-Through Securities – 12.4%
Federal Home Loan Mortgage Corp.
Pool #E85346 6.000% 9/01/16	35,715	38,528
Pool #E85389 6.000% 9/01/16	35,539	38,297
Pool #E85542 6.000% 10/01/16	45,336	48,855
Pool #G11431 6.000% 2/01/18	55,201	59,547
Pool #E85089 6.500% 8/01/16	153,054	166,651
Pool #E85301 6.500% 9/01/16	50,023	54,783
Pool #C55867 7.500% 2/01/30	188,026	214,864
Pool #C01079 7.500% 10/01/30	29,369	33,741
Pool #C01135 7.500% 2/01/31	111,252	127,791
Pool #C00470 8.000% 8/01/26	54,516	62,727
Pool #G00924 8.000% 3/01/28	66,915	76,920
Pool #554904 9.000% 3/01/17	1,490	1,677
Federal Home Loan Mortgage Corp. TBA
Pool #E5548 4.500% 1/01/39 (f)	14,595,000	15,175,379
Federal National Mortgage Association
Pool #725692 2.505% 10/01/33	235,626	246,816
Pool #888586 2.974% 10/01/34	453,463	476,920
Pool #522294 5.625% 7/15/37	2,075,000	2,566,526
Pool #586036 6.000% 5/01/16	4,387	4,734
Pool #587994 6.000% 6/01/16	60,071	64,825
Pool #564594 7.000% 1/01/31	31,817	35,569
Pool #572844 7.000% 4/01/31	141,766	158,620
Pool #253795 7.000% 5/01/31	250,299	279,948
Pool #499386 7.500% 9/01/29	4,722	5,371
Pool #510375 7.500% 9/01/29	2,885	3,288
Pool #511380 7.500% 9/01/29	3,393	3,869
Pool #515935 7.500% 9/01/29	10,202	11,572
Pool #504345 7.500% 11/01/29	4,721	5,383
Pool #521006 7.500% 12/01/29	2,007	2,287
Pool #522769 7.500% 12/01/29	362	412
Pool #252981 7.500% 1/01/30	27,288	31,062
Pool #524874 7.500% 2/01/30	1,327	1,477
Pool #531196 7.500% 2/01/30	2,113	2,408

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #524317 7.500% 3/01/30	$8,425	$9,580
Pool #530299 7.500% 3/01/30	2,042	2,325
Pool #530520 7.500% 3/01/30	22,071	25,000
Pool #253183 7.500% 4/01/30	11,012	12,539
Pool #531574 7.500% 4/01/30	21,614	24,646
Pool #537797 7.500% 4/01/30	8,481	9,667
Pool #253265 7.500% 5/01/30	15,903	18,105
Pool #529690 8.000% 2/01/30	7,579	8,702
Pool #536999 8.000% 3/01/30	786	904
Pool #502394 8.000% 4/01/30	776	885
Pool #526380 8.000% 5/01/30	10,231	11,773
Pool #536949 8.000% 5/01/30	4,531	5,209
Pool #535351 8.000% 6/01/30	9,983	11,478
Pool #253481 8.000% 10/01/30	9,511	10,945
Pool #569911 8.000% 3/01/31	7,134	8,174
Pool #190317 8.000% 8/01/31	3,548	4,081
Pool #596656 8.000% 8/01/31	2,365	2,688
Pool #602008 8.000% 8/01/31	8,992	10,311
Federal National Mortgage Association TBA
Pool #5170 4.000% 10/01/23 (f)	20,155,000	21,039,929
Pool #10851 4.500% 12/01/20 (f)	19,695,000	20,716,678
Pool #25956 5.000% 3/01/36 (f)	4,260,000	4,484,981
Government National Mortgage Association
Pool #343751 7.000% 4/15/23	1,048	1,160
Pool #349496 7.000% 5/15/23	7,184	7,935
Pool #359587 7.000% 6/15/23	1,325	1,458
Pool #337539 7.000% 7/15/23	2,330	2,578
Pool #363066 7.000% 8/15/23	30,100	33,249
Pool #354674 7.000% 10/15/23	23,673	26,161
Pool #362651 7.000% 10/15/23	42,891	47,447
Pool #368814 7.000% 10/15/23	19,022	21,081
Pool #352021 7.000% 11/15/23	17,403	19,277
Pool #371967 7.000% 11/15/23	1,731	1,919
Pool #591581 7.000% 8/15/32	17,101	18,970
Pool #307818 7.250% 6/20/21	90,606	99,585
Pool #326248 7.250% 3/20/22	31,643	35,091
Pool #326261 7.250% 4/20/22	49,498	54,775
Pool #326278 7.250% 5/20/22	105,735	117,398
Pool #203811 7.500% 4/15/17	839	877
Pool #205884 7.500% 5/15/17	41,093	45,556
Pool #213760 7.500% 6/15/17	20,131	22,289
Pool #198100 7.500% 9/15/17	25,864	28,709
Government National Mortgage Association TBA
Pool #7273 4.500% 6/01/39 (f)	5,074,000	5,340,385
New Valley Generation IV 4.687% 1/15/22	293,771	319,838
		72,665,185
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $72,428,253)		73,061,469
U.S. TREASURY OBLIGATIONS – 5.8%
U.S. Treasury Bonds & Notes – 5.8%
U.S. Treasury Bond 4.375% 5/15/40	2,240,000	2,516,150
U.S. Treasury Bond (c) 5.375% 2/15/31	2,450,000	3,155,332
U.S. Treasury Note (c) 0.750% 9/15/13	5,400,000	5,417,930
U.S. Treasury Note (g) 1.375% 2/15/12	1,300,000	1,318,814
U.S. Treasury Note (g) 2.500% 3/31/13	465,000	488,214
U.S. Treasury Note (c) 2.625% 2/29/16	17,155,000	18,236,569
U.S. Treasury Note 2.625% 8/15/20	2,500,000	2,523,633
		33,656,642
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,686,444)		33,656,642
TOTAL BONDS & NOTES (Cost $216,710,982)		224,078,850
	Number of Shares
MUTUAL FUNDS – 1.7%
Diversified Financial – 1.7%
iShares Barclays Aggregate Bond Fund	91,000	9,887,150
TOTAL MUTUAL FUNDS (Cost $9,514,387)		9,887,150
TOTAL LONG-TERM INVESTMENTS (Cost $478,670,101)		584,913,164
	Principal Amount
SHORT-TERM INVESTMENTS – 11.9%
Commercial Paper – 11.1% (h)
BAE Systems Holdings, Inc. (b) 0.390% 12/16/10	$2,500,000	2,497,942
BAE Systems Holdings, Inc. (b) 0.420% 11/15/10	1,600,000	1,599,160
BAE Systems Holdings, Inc. (b) 0.480% 10/14/10	1,000,000	999,827
BMW US Capital LLC (b) 0.380% 10/15/10	1,770,000	1,769,738
Covidien International Finance SA (b) 0.520% 10/07/10	4,885,000	4,884,577
Duke Energy Corp. (b) 0.500% 10/05/10	4,500,000	4,499,750
Elsevier Finance SA (b) 0.550% 10/13/10	5,000,000	4,999,083
ERAC USA Finance Co. (b) 0.430% 10/29/10	4,600,000	4,598,462

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FPL Group Capital, Inc. (b) 0.430% 10/27/10	$1,358,000	$1,357,578
FPL Group Capital, Inc. (b) 0.450% 10/12/10	1,000,000	999,863
FPL Group Capital, Inc. (b) 0.450% 10/19/10	1,500,000	1,499,662
FPL Group Capital, Inc. (b) 0.470% 11/05/10	1,300,000	1,299,406
General Mills, Inc. (b) 0.500% 10/12/10	4,000,000	3,999,389
H.J. Heinz Finance Co. (b) 0.460% 10/26/10	5,000,000	4,998,403
Harris Corp. 0.380% 10/21/10	3,000,000	2,999,367
ITT Corp. (b) 0.450% 10/28/10	2,530,000	2,529,146
ONEOK Partners (b) 0.380% 10/15/10	5,000,000	4,999,261
South Carolina Electric & Gas 0.370% 10/18/10	1,200,000	1,199,790
South Carolina Electric & Gas 0.370% 11/10/10	2,700,000	2,698,890
UnitedHealth Group, Inc. (b) 0.390% 10/01/10	5,000,000	5,000,000
Volkswagen Group of America, Inc. (b) 0.380% 10/20/10	5,000,000	4,998,997
		64,428,291
Time Deposits – 0.8%
Euro Time Deposit 0.010% 10/01/10	4,753,053	4,753,053
TOTAL SHORT-TERM INVESTMENTS (Cost $69,181,344)		69,181,344
TOTAL INVESTMENTS – 112.1% (Cost $547,851,445) (i)		654,094,508
Other Assets/ (Liabilities) – (12.1)%		(70,401,276)
NET ASSETS – 100.0%		$583,693,232

Notes to Portfolio of Investments
ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $72,465,994 or 12.42% of net assets.
(c)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2010, these securities amounted to a value of $1,550 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At September 30, 2010, these securities amounted to a value of $447,830 or 0.08% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.4%
COMMON STOCK – 100.4%
Apparel – 3.1%
China Dongxiang Group Co.	380,000	$218,955
China Lilang Ltd.	143,000	239,556
Shenzhou International Group Holdings Ltd.	153,000	186,781
		645,292
Automotive & Parts – 1.0%
Weichai Power Co. Ltd. Class H	20,000	212,629
Banks – 17.7%
Bank of China Ltd. Class H	2,157,000	1,134,554
China CITIC Bank Class H	562,000	361,390
China Construction Bank Corp. Class H	2,024,000	1,769,578
China Minsheng Banking Corp. Ltd. Class H	264,700	237,064
Industrial & Commercial Bank of China	238,000	176,908
		3,679,494
Building Materials – 2.0%
China Resources Cement Holdings Ltd. (a)	348,000	204,938
China Shanshui Cement Group	338,000	209,069
		414,007
Coal – 6.3%
China Coal Energy Co. Class H	232,000	381,956
China Shenhua Energy Co. Ltd. Class H	53,000	218,525
Hidili Industry International Development Ltd.	249,000	244,457
Winsway Coking Coal Holdings (a)	174,000	82,959
Yanzhou Coal Mining Co. Ltd. Class H	162,000	395,028
		1,322,925
Computers – 2.0%
Lenovo Group Ltd.	676,000	418,320
Electric – 1.0%
Datang International Power Generation Co. Ltd.	494,000	205,818
Electrical Components & Equipment – 2.5%
China High Speed Transmission Equipment Group Co. Ltd.	122,000	264,259
China Ming Yang Wind Power Group Ltd. (a)	5,100	71,400
Trony Solar Holdings Co. Ltd. (a)	15,000	8,698
Zhuzhou CSR Times Electric Co. Ltd. Class H	58,000	186,334
		530,691
Energy — Alternate Sources – 1.3%
China Power New Energy Development Co. Ltd. (a)	2,700,000	267,286
Engineering & Construction – 1.0%
China Communications Construction Co. Ltd. Class H	212,000	201,308
Environmental Controls – 1.0%
China Metal Recycling Holdings Ltd.	195,600	198,860
Foods – 1.2%
China Yurun Food Group Ltd.	65,000	241,964
Gas – 1.4%
China Resources Gas Group Ltd.	200,000	295,865
Health Care — Products – 2.5%
Microport Scientific Corp. (a)	34,000	37,897
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	72,000	204,118
Trauson Holdings Co. Ltd. (a)	616,000	287,803
		529,818
Holding Company — Diversified – 1.4%
Dah Chong Hong Holdings Ltd.	234,000	287,605
Home Furnishing – 0.9%
Skyworth Digital Holdings Ltd.	274,000	190,274
Insurance – 6.9%
China Life Insurance Co. Ltd.	82,000	324,446
China Pacific Insurance Group Co. Ltd. Class H	86,570	323,447
China Taiping Insurance Holdings Co. Ltd. (a)	99,600	333,018
Ping An Insurance Group Co. of China Ltd.	45,500	465,231
		1,446,142
Internet – 8.0%
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	5,800	276,950
SINA Corp. (a)	7,300	369,234
SouFun Holdings Ltd. Sponsored ADR (China) (a)	1,100	71,698
Tencent Holdings Ltd.	44,000	956,614
		1,674,496
Iron & Steel – 1.2%
Maanshan Iron & Steel Co. Ltd. Class H	386,000	241,086
Machinery — Construction & Mining – 4.5%
International Mining Machinery Holdings Ltd. (a)	462,500	433,663
Sany Heavy Equipment International Holdings Co. Ltd.	281,000	496,078
		929,741

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Diversified – 1.4%
China High Precision Automation Group Ltd. (a)	462,000	$298,812
Media – 1.3%
Phoenix Satellite Television Holdings Ltd.	806,000	275,232
Mining – 0.8%
Zhaojin Mining Industry Co. Ltd. Class H	54,000	166,308
Office Furnishings – 0.2%
Kaisun Energy Group Ltd. (a)	650,000	43,456
Oil & Gas – 6.0%
China Petroleum & Chemical Corp. Class H	428,000	377,495
CNOOC Ltd.	158,000	307,100
Kunlun Energy Co Ltd	294,000	381,130
PetroChina Co. Ltd. Class H	166,000	193,381
		1,259,106
Packaging & Containers – 1.0%
CPMC Holdings Ltd.	216,000	202,859
Pharmaceuticals – 2.3%
China Shineway Pharmaceutical Group Ltd.	39,000	137,705
Sino Biopharmaceutical Ltd.	840,000	338,059
		475,764
Real Estate – 4.9%
Agile Property Holdings Ltd.	106,000	119,893
E-House China Holdings Ltd. ADS (Cayman Islands)	6,300	118,881
Guangzhou R&F Properties Co. Ltd. Class H	49,600	69,442
KWG Property Holding Ltd.	127,000	97,170
Longfor Properties Co. Ltd.	41,500	46,793
Poly Hong Kong Investments Ltd.	298,000	318,795
Sun Hung Kai Properties Ltd.	14,000	239,586
		1,010,560
Retail – 4.1%
Daphne International Holdings Ltd.	104,000	123,011
New World Department Store China Ltd.	207,000	213,129
Parkson Retail Group Ltd.	209,500	362,909
Trinity Ltd.	150,000	145,551
		844,600
Software – 1.7%
Kingdee International Software Group Co. Ltd.	578,000	271,120
Shanda Games Ltd. Sponsored ADR (Cayman Islands) (a)	14,800	79,328
		350,448
Telecommunications – 8.2%
China Mobile Ltd.	81,000	828,714
China Unicom Ltd.	306,000	445,190
Comba Telecom Systems Holdings Ltd.	203,500	229,148
ZTE Corp. Class H	52,600	208,155
		1,711,207
Transportation – 1.6%
China Shipping Development Co. Ltd. Class H	116,000	159,173
China South Locomotive and Rolling Stock Corp. Ltd. Class H	178,000	169,050
		328,223
TOTAL COMMON STOCK (Cost $18,617,463)		20,900,196
TOTAL EQUITIES (Cost $18,617,463)		20,900,196
TOTAL LONG-TERM INVESTMENTS (Cost $18,617,463)		20,900,196
	Principal Amount
SHORT-TERM INVESTMENTS – 1.1%
Repurchase Agreement – 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$236,626	236,626
TOTAL SHORT-TERM INVESTMENTS (Cost $236,626)		236,626
TOTAL INVESTMENTS – 101.5% (Cost $18,854,089) (c)		21,136,822
Other Assets/ (Liabilities) – (1.5)%		(309,349)
NET ASSETS – 100.0%		$20,827,473

Notes to Portfolio of Investments
ADR	American Depositary Receipt
ADS	American Depositary Share
(a)	Non-income producing security.
(b)	Maturity value of $236,626. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $243,114.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.8%
COMMON STOCK – 99.8%
Advertising – 0.2%
The Interpublic Group of Companies, Inc. (a)	987	$9,900
Omnicom Group, Inc.	394	15,555
		25,455
Aerospace & Defense – 2.2%
The Boeing Co.	995	66,207
General Dynamics Corp.	593	37,247
Goodrich Corp.	98	7,226
L-3 Communications Holdings, Inc.	197	14,237
Lockheed Martin Corp.	493	35,141
Northrop Grumman Corp.	591	35,832
Raytheon Co.	790	36,111
Rockwell Collins, Inc.	199	11,592
United Technologies Corp.	1,674	119,239
		362,832
Agriculture – 2.1%
Altria Group, Inc.	3,316	79,650
Archer-Daniels-Midland Co.	1,284	40,985
Lorillard, Inc.	299	24,013
Philip Morris International, Inc.	3,203	179,432
Reynolds American, Inc.	297	17,639
		341,719
Airlines – 0.1%
Southwest Airlines Co.	1,091	14,259
Apparel – 0.5%
Nike, Inc. Class B	693	55,537
VF Corp.	298	24,144
		79,681
Auto Manufacturers – 0.6%
Ford Motor Co. (a)	6,230	76,255
Paccar, Inc.	493	23,738
		99,993
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. (a)	490	5,268
Johnson Controls, Inc.	490	14,945
		20,213
Banks – 5.0%
Bank of America Corp.	15,622	204,804
Bank of New York Mellon Corp.	1,867	48,785
BB&T Corp.	789	18,999
Capital One Financial Corp.	1,125	44,494
Comerica, Inc.	297	11,034
Fifth Third Bancorp	1,382	16,626
First Horizon National Corp. (a)	413	4,709
Huntington Bancshares, Inc.	1,300	7,371
KeyCorp	1,489	11,853
M&T Bank Corp.	298	24,379
Marshall & Ilsley Corp.	891	6,273
Northern Trust Corp.	399	19,248
PNC Financial Services Group, Inc.	1,255	65,147
Regions Financial Corp.	1,334	9,698
State Street Corp.	590	22,219
SunTrust Banks, Inc.	894	23,092
U.S. Bancorp	3,564	77,054
Wells Fargo & Co.	8,357	210,011
Zions Bancorp	198	4,229
		830,025
Beverages – 2.3%
Brown-Forman Corp. Class B	197	12,143
The Coca-Cola Co.	3,155	184,631
Coca-Cola Enterprises, Inc.	486	15,066
Constellation Brands, Inc. Class A (a)	95	1,680
Dr. Pepper Snapple Group, Inc.	595	21,134
Molson Coors Brewing Co. Class B	195	9,208
PepsiCo, Inc.	1,936	128,628
		372,490
Biotechnology – 1.0%
Amgen, Inc. (a)	1,884	103,827
Biogen Idec, Inc. (a)	497	27,892
Celgene Corp. (a)	299	17,225
Genzyme Corp. (a)	199	14,087
Life Technologies Corp. (a)	172	8,031
		171,062
Building Materials – 0.1%
Masco Corp.	891	9,810
Chemicals – 1.8%
Air Products & Chemicals, Inc.	197	16,316
Airgas, Inc.	99	6,727
CF Industries Holdings, Inc.	99	9,455
The Dow Chemical Co.	2,076	57,007
E.I. du Pont de Nemours & Co.	1,580	70,500
Eastman Chemical Co.	93	6,882
Ecolab, Inc.	195	9,894
International Flavors & Fragrances, Inc.	199	9,655
Monsanto Co.	300	14,379
PPG Industries, Inc.	497	36,182
Praxair, Inc.	398	35,923
The Sherwin-Williams Co.	198	14,878
Sigma-Aldrich Corp.	198	11,955
		299,753
Coal – 0.1%
CONSOL Energy, Inc.	99	3,659
Massey Energy Co.	198	6,142
Peabody Energy Corp.	195	9,557
		19,358
Commercial Services – 1.6%
Apollo Group, Inc. Class A (a)	398	20,437
Automatic Data Processing, Inc.	590	24,798
DeVry, Inc.	99	4,872
Donnelley (R.R.) & Sons Co.	984	16,689
Equifax, Inc.	97	3,026
H&R Block, Inc.	2,694	34,887
Iron Mountain, Inc.	198	4,423
MasterCard, Inc. Class A	96	21,504
McKesson Corp.	493	30,458
Monster Worldwide, Inc. (a)	200	2,592
Moody's Corp.	397	9,917
Paychex, Inc.	97	2,667
Quanta Services, Inc. (a)	195	3,721
Robert Half International, Inc.	95	2,470
SAIC, Inc. (a)	395	6,312

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total System Services, Inc.	1,090	$16,612
Visa, Inc. Class A	390	28,961
Western Union Co.	1,681	29,703
		264,049
Computers – 6.3%
Apple, Inc. (a)	1,430	405,762
Cognizant Technology Solutions Corp. Class A (a)	295	19,019
Computer Sciences Corp.	593	27,278
Dell, Inc. (a)	3,356	43,494
EMC Corp. (a)	2,400	48,744
Hewlett-Packard Co.	2,886	121,414
International Business Machines Corp.	2,067	277,267
Lexmark International, Inc. Class A (a)	598	26,683
NetApp, Inc. (a)	591	29,426
SanDisk Corp. (a)	690	25,289
Teradata Corp. (a)	186	7,172
Western Digital Corp. (a)	391	11,100
		1,042,648
Cosmetics & Personal Care – 2.1%
Avon Products, Inc.	591	18,977
Colgate-Palmolive Co.	494	37,969
The Estee Lauder Cos., Inc. Class A	195	12,330
The Procter & Gamble Co.	4,585	274,962
		344,238
Distribution & Wholesale – 0.2%
Fastenal Co.	199	10,585
Genuine Parts Co.	297	13,243
W.W. Grainger, Inc.	99	11,792
		35,620
Diversified Financial – 5.0%
American Express Co.	1,971	82,841
Ameriprise Financial, Inc.	455	21,535
The Charles Schwab Corp.	395	5,491
Citigroup, Inc. (a)	33,028	128,809
CME Group, Inc.	103	26,826
Discover Financial Services	938	15,646
E*TRADE Financial Corp. (a)	108	1,570
Federated Investors, Inc. Class B	198	4,507
Franklin Resources, Inc.	198	21,166
The Goldman Sachs Group, Inc.	685	99,037
IntercontinentalExchange, Inc. (a)	99	10,367
Invesco Ltd.	593	12,590
JP Morgan Chase & Co.	6,924	263,597
Legg Mason, Inc.	195	5,911
Morgan Stanley	2,668	65,846
The NASDAQ OMX Group, Inc. (a)	198	3,847
NYSE Euronext	697	19,913
SLM Corp. (a)	1,877	21,679
T. Rowe Price Group, Inc.	195	9,763
		820,941
Electric – 3.2%
The AES Corp. (a)	881	9,999
Allegheny Energy, Inc.	197	4,831
Ameren Corp.	190	5,396
American Electric Power Co., Inc.	490	17,753
CenterPoint Energy, Inc.	390	6,131
CMS Energy Corp.	395	7,118
Consolidated Edison, Inc.	294	14,177
Constellation Energy Group, Inc.	590	19,022
Dominion Resources, Inc.	1,286	56,147
DTE Energy Co.	295	13,549
Duke Energy Corp.	2,251	39,865
Edison International	591	20,325
Entergy Corp.	297	22,730
Exelon Corp.	1,086	46,242
FirstEnergy Corp.	393	15,146
Integrys Energy Group, Inc.	399	20,772
NextEra Energy, Inc.	498	27,086
Northeast Utilities	297	8,782
NRG Energy, Inc. (a)	1,000	20,820
Pepco Holdings, Inc.	297	5,524
PG&E Corp.	291	13,217
Pinnacle West Capital Corp.	197	8,130
PPL Corp.	393	10,701
Progress Energy, Inc.	395	17,546
Public Service Enterprise Group, Inc.	689	22,792
SCANA Corp.	97	3,911
The Southern Co.	1,291	48,077
TECO Energy, Inc.	395	6,841
Wisconsin Energy Corp.	98	5,664
Xcel Energy, Inc.	490	11,255
		529,549
Electrical Components & Equipment – 0.5%
Emerson Electric Co.	1,381	72,723
Molex, Inc.	87	1,821
		74,544
Electronics – 0.3%
Agilent Technologies, Inc. (a)	593	19,788
Amphenol Corp. Class A	198	9,698
FLIR Systems, Inc. (a)	99	2,544
Jabil Circuit, Inc.	280	4,035
PerkinElmer, Inc.	297	6,873
Waters Corp. (a)	199	14,085
		57,023
Engineering & Construction – 0.1%
Fluor Corp.	197	9,757
Jacobs Engineering Group, Inc. (a)	195	7,547
		17,304
Entertainment – 0.1%
International Game Technology	895	12,933
Environmental Controls – 0.4%
Republic Services, Inc.	778	23,721
Stericycle, Inc. (a)	99	6,878
Waste Management, Inc.	1,186	42,388
		72,987
Foods – 2.1%
Campbell Soup Co.	495	17,696
ConAgra Foods, Inc.	989	21,699
Dean Foods Co. (a)	191	1,950
General Mills, Inc.	786	28,720
H.J. Heinz Co.	393	18,616
The Hershey Co.	298	14,182
Hormel Foods Corp.	195	8,697
The J.M. Smucker Co.	199	12,046
Kellogg Co.	197	9,951
Kraft Foods, Inc. Class A	2,567	79,218
The Kroger Co.	1,091	23,631
McCormick & Co., Inc.	197	8,282
Safeway, Inc.	689	14,579

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sara Lee Corp.	1,580	$21,219
SUPERVALU, Inc.	587	6,768
Sysco Corp.	489	13,946
Tyson Foods, Inc. Class A	1,982	31,752
Whole Foods Market, Inc. (a)	195	7,236
		340,188
Forest Products & Paper – 0.4%
International Paper Co.	984	21,402
MeadWestvaco Corp.	282	6,875
Plum Creek Timber Co., Inc.	297	10,484
Weyerhaeuser Co.	1,465	23,089
		61,850
Gas – 0.2%
Nicor, Inc.	99	4,536
NiSource, Inc.	384	6,682
Sempra Energy	294	15,817
		27,035
Hand & Machine Tools – 0.1%
Snap-on, Inc.	99	4,605
Stanley Black & Decker, Inc.	150	9,192
		13,797
Health Care — Products – 2.7%
Baxter International, Inc.	590	28,149
Becton, Dickinson & Co.	397	29,418
Boston Scientific Corp. (a)	1,284	7,871
C.R. Bard, Inc.	99	8,062
CareFusion Corp. (a)	191	4,744
Intuitive Surgical, Inc. (a)	68	19,294
Johnson & Johnson	3,989	247,158
Medtronic, Inc.	1,176	39,490
St. Jude Medical, Inc. (a)	299	11,763
Stryker Corp.	494	24,725
Varian Medical Systems, Inc. (a)	199	12,039
Zimmer Holdings, Inc. (a)	397	20,775
		453,488
Health Care — Services – 1.6%
Aetna, Inc.	891	28,164
CIGNA Corp.	691	24,724
Coventry Health Care, Inc. (a)	937	20,174
DaVita, Inc. (a)	99	6,834
Humana, Inc. (a)	497	24,969
Laboratory Corporation of America Holdings (a)	98	7,686
Quest Diagnostics, Inc.	197	9,943
Tenet Healthcare Corp. (a)	673	3,177
Thermo Fisher Scientific, Inc. (a)	490	23,461
UnitedHealth Group, Inc.	2,176	76,399
WellPoint, Inc. (a)	789	44,689
		270,220
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	294	6,944
Home Builders – 0.1%
D.R. Horton, Inc.	790	8,785
Lennar Corp. Class A	95	1,461
Pulte Group, Inc. (a)	65	569
		10,815
Home Furnishing – 0.2%
Harman International Industries, Inc. (a)	98	3,274
Whirlpool Corp.	297	24,045
		27,319
Household Products – 0.5%
Avery Dennison Corp.	397	14,737
The Clorox Co.	98	6,542
Fortune Brands, Inc.	198	9,748
Kimberly-Clark Corp.	789	51,324
		82,351
Housewares – 0.0%
Newell Rubbermaid, Inc.	386	6,875
Insurance – 4.8%
ACE Ltd.	800	46,600
Aflac, Inc.	690	35,680
The Allstate Corp.	987	31,140
American International Group, Inc. (a)	302	11,808
Aon Corp.	398	15,566
Assurant, Inc.	795	32,356
Berkshire Hathaway, Inc. Class B (a)	2,578	213,149
The Chubb Corp.	691	39,380
Cincinnati Financial Corp.	516	14,887
Genworth Financial, Inc. Class A (a)	687	8,395
The Hartford Financial Services Group, Inc.	490	11,245
Lincoln National Corp.	762	18,227
Loews Corp.	593	22,475
Marsh & McLennan Cos., Inc.	691	16,667
MetLife, Inc.	1,882	72,363
Principal Financial Group, Inc.	593	15,370
The Progressive Corp.	1,084	22,623
Prudential Financial, Inc.	987	53,476
Torchmark Corp.	497	26,411
The Travelers Cos., Inc.	911	47,463
Unum Group	691	15,306
XL Group PLC	886	19,191
		789,778
Internet – 1.8%
Akamai Technologies, Inc. (a)	97	4,868
Amazon.com, Inc. (a)	94	14,764
eBay, Inc. (a)	581	14,176
Expedia, Inc.	290	8,181
Google, Inc. Class A (a)	340	178,769
McAfee, Inc. (a)	295	13,942
Priceline.com, Inc. (a)	68	23,687
Symantec Corp. (a)	685	10,391
VeriSign, Inc. (a)	291	9,236
Yahoo!, Inc. (a)	982	13,915
		291,929
Iron & Steel – 0.2%
AK Steel Holding Corp.	198	2,734
Allegheny Technologies, Inc.	97	4,506
Cliffs Natural Resources, Inc.	198	12,656
Nucor Corp.	193	7,373
United States Steel Corp.	97	4,252
		31,521
Leisure Time – 0.2%
Carnival Corp.	498	19,029
Harley-Davidson, Inc.	494	14,049
		33,078

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging – 0.3%
Marriott International, Inc. Class A	398	$14,260
Starwood Hotels & Resorts Worldwide, Inc.	198	10,405
Wyndham Worldwide Corp.	793	21,784
Wynn Resorts Ltd.	99	8,590
		55,039
Machinery — Construction & Mining – 0.5%
Caterpillar, Inc.	1,084	85,289
Machinery — Diversified – 0.9%
Cummins, Inc.	395	35,779
Deere & Co.	694	48,427
Eaton Corp.	395	32,583
Flowserve Corp.	99	10,833
Rockwell Automation, Inc.	297	18,334
Roper Industries, Inc.	99	6,453
		152,409
Manufacturing – 4.1%
3M Co.	1,084	93,993
Danaher Corp.	690	28,021
Dover Corp.	294	15,350
Eastman Kodak Co. (a)	1,495	6,279
General Electric Co.	21,363	347,149
Honeywell International, Inc.	1,285	56,463
Illinois Tool Works, Inc.	587	27,601
ITT Corp.	294	13,768
Leggett & Platt, Inc.	286	6,509
Pall Corp.	198	8,245
Parker Hannifin Corp.	395	27,674
Textron, Inc.	693	14,248
Tyco International Ltd.	900	33,057
		678,357
Media – 3.4%
CBS Corp. Class B	1,185	18,794
Comcast Corp. Class A	5,129	92,732
DIRECTV Class A (a)	1,374	57,200
Discovery Communications, Inc. Series A (a)	300	13,065
Gannett Co., Inc.	1,776	21,721
The McGraw-Hill Cos., Inc.	593	19,605
Meredith Corp.	397	13,224
The New York Times Co. Class A (a)	2,493	19,296
News Corp. Class A	4,241	55,387
Scripps Networks Interactive Class A	99	4,710
Time Warner Cable, Inc.	675	36,443
Time Warner, Inc.	2,485	76,165
Viacom, Inc. Class B	482	17,444
The Walt Disney Co.	3,051	101,019
The Washington Post Co. Class B	40	15,976
		562,781
Mining – 0.9%
Alcoa, Inc.	1,580	19,134
Freeport-McMoRan Copper & Gold, Inc.	861	73,521
Newmont Mining Corp.	787	49,431
Titanium Metals Corp. (a)	398	7,944
Vulcan Materials Co.	99	3,655
		153,685
Office Equipment/Supplies – 0.3%
Pitney Bowes, Inc.	494	10,562
Xerox Corp.	3,336	34,527
		45,089
Oil & Gas – 8.6%
Anadarko Petroleum Corp.	297	16,944
Apache Corp.	597	58,363
Cabot Oil & Gas Corp.	99	2,981
Chesapeake Energy Corp.	691	15,651
Chevron Corp.	3,873	313,907
ConocoPhillips	3,096	177,803
Denbury Resources, Inc. (a)	99	1,573
Devon Energy Corp.	598	38,715
Diamond Offshore Drilling, Inc.	99	6,709
EOG Resources, Inc.	99	9,204
EQT Corp.	100	3,606
Exxon Mobil Corp.	7,483	462,375
Helmerich & Payne, Inc.	200	8,092
Hess Corp.	298	17,618
Marathon Oil Corp.	1,387	45,910
Murphy Oil Corp.	297	18,390
Nabors Industries Ltd. (a)	593	10,710
Noble Energy, Inc.	198	14,868
Occidental Petroleum Corp.	981	76,812
Pioneer Natural Resources Co.	198	12,876
QEP Resources, Inc.	295	8,891
Rowan Cos., Inc. (a)	684	20,766
Southwestern Energy Co. (a)	200	6,688
Sunoco, Inc.	1,099	40,113
Tesoro Corp.	190	2,538
Valero Energy Corp.	1,295	22,675
		1,414,778
Oil & Gas Services – 1.1%
Baker Hughes, Inc.	191	8,137
Cameron International Corp. (a)	195	8,377
FMC Technologies, Inc. (a)	97	6,624
Halliburton Co.	1,976	65,346
National Oilwell Varco, Inc.	1,082	48,117
Schlumberger Ltd.	708	43,620
		180,221
Packaging & Containers – 0.3%
Ball Corp.	99	5,826
Bemis Co., Inc.	257	8,160
Owens-IIlinois, Inc. (a)	395	11,084
Pactiv Corp. (a)	97	3,199
Sealed Air Corp.	793	17,826
		46,095
Pharmaceuticals – 6.0%
Abbott Laboratories	2,465	128,772
Allergan, Inc.	394	26,213
AmerisourceBergen Corp.	591	18,120
Bristol-Myers Squibb Co.	3,754	101,771
Cardinal Health, Inc.	890	29,406
Cephalon, Inc. (a)	499	31,158
DENTSPLY International, Inc.	99	3,165
Eli Lilly & Co.	2,481	90,631
Express Scripts, Inc. (a)	496	24,155
Forest Laboratories, Inc. (a)	1,184	36,621
Gilead Sciences, Inc. (a)	997	35,503
Hospira, Inc. (a)	197	11,231
King Pharmaceuticals, Inc. (a)	486	4,841

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mead Johnson Nutrition Co.	97	$5,520
Medco Health Solutions, Inc. (a)	487	25,353
Merck & Co., Inc.	4,645	170,982
Mylan, Inc. (a)	393	7,392
Patterson Cos., Inc.	199	5,701
Pfizer, Inc.	13,409	230,233
Watson Pharmaceuticals, Inc. (a)	98	4,146
		990,914
Pipelines – 0.4%
El Paso Corp.	1,590	19,684
ONEOK, Inc.	200	9,008
Spectra Energy Corp.	389	8,772
The Williams Cos., Inc.	1,087	20,773
		58,237
Real Estate – 0.1%
CB Richard Ellis Group, Inc. Class A (a)	494	9,030
Real Estate Investment Trusts (REITS) – 1.2%
Apartment Investment & Management Co. Class A	513	10,968
AvalonBay Communities, Inc.	102	10,601
Boston Properties, Inc.	198	16,458
Equity Residential	393	18,695
HCP, Inc.	595	21,408
Health Care REIT, Inc.	399	18,889
Host Hotels & Resorts, Inc.	1,012	14,654
Kimco Realty Corp.	691	10,883
ProLogis	585	6,891
Public Storage	98	9,510
Simon Property Group, Inc.	407	37,745
Ventas, Inc.	198	10,211
Vornado Realty Trust	202	17,277
		204,190
Retail – 6.6%
Abercrombie & Fitch Co. Class A	94	3,696
AutoNation, Inc. (a)	182	4,232
AutoZone, Inc. (a)	103	23,578
Bed Bath & Beyond, Inc. (a)	394	17,104
Best Buy Co., Inc.	439	17,924
Big Lots, Inc. (a)	591	19,651
CarMax, Inc. (a)	400	11,144
Coach, Inc.	590	25,346
Costco Wholesale Corp.	590	38,049
CVS Caremark Corp.	1,786	56,205
Darden Restaurants, Inc.	398	17,026
Family Dollar Stores, Inc.	597	26,364
GameStop Corp. Class A (a)	1,394	27,476
The Gap, Inc.	784	14,614
The Home Depot, Inc.	2,460	77,933
J.C. Penney Co., Inc.	90	2,446
Kohl's Corp. (a)	293	15,435
Limited Brands, Inc.	889	23,807
Lowe's Cos., Inc.	1,972	43,956
Macy's, Inc.	971	22,420
McDonald's Corp.	1,193	88,890
Nordstrom, Inc.	295	10,974
O'Reilly Automotive, Inc. (a)	99	5,267
Office Depot, Inc. (a)	1,539	7,079
Polo Ralph Lauren Corp.	198	17,792
RadioShack Corp.	198	4,223
Ross Stores, Inc.	294	16,058
Sears Holdings Corp. (a)	99	7,142
Staples, Inc.	585	12,238
Starbucks Corp.	1,281	32,768
Target Corp.	1,486	79,412
Tiffany & Co.	297	13,956
The TJX Cos., Inc.	990	44,184
Urban Outfitters, Inc. (a)	200	6,288
Wal-Mart Stores, Inc.	4,007	214,455
Walgreen Co.	977	32,730
Yum! Brands, Inc.	297	13,680
		1,095,542
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	789	9,673
People's United Financial, Inc.	494	6,467
		16,140
Semiconductors – 2.7%
Advanced Micro Devices, Inc. (a)	1,289	9,165
Altera Corp.	698	21,052
Analog Devices, Inc.	595	18,671
Applied Materials, Inc.	2,374	27,728
Broadcom Corp. Class A	491	17,377
Intel Corp.	9,741	187,320
KLA-Tencor Corp.	297	10,463
Linear Technology Corp.	393	12,077
LSI Corp. (a)	1,065	4,856
MEMC Electronic Materials, Inc. (a)	198	2,360
Microchip Technology, Inc.	297	9,341
Micron Technology, Inc. (a)	1,778	12,819
National Semiconductor Corp.	795	10,152
Novellus Systems, Inc. (a)	698	18,553
NVIDIA Corp. (a)	187	2,184
QLogic Corp. (a)	397	7,003
Teradyne, Inc. (a)	972	10,828
Texas Instruments, Inc.	1,959	53,167
Xilinx, Inc.	593	15,780
		450,896
Software – 3.9%
Adobe Systems, Inc. (a)	789	20,632
Autodesk, Inc. (a)	597	19,086
BMC Software, Inc. (a)	195	7,894
CA, Inc.	695	14,678
Citrix Systems, Inc. (a)	99	6,756
Compuware Corp. (a)	395	3,369
Dun & Bradstreet Corp.	109	8,081
Electronic Arts, Inc. (a)	95	1,561
Fidelity National Information Services, Inc.	600	16,278
Fiserv, Inc. (a)	295	15,877
Intuit, Inc. (a)	594	26,023
Microsoft Corp.	12,954	317,244
Novell, Inc. (a)	394	2,352
Oracle Corp.	5,735	153,985
Red Hat, Inc. (a)	197	8,077
Salesforce.com, Inc. (a)	199	22,248
		644,141
Telecommunications – 5.6%
American Tower Corp. Class A (a)	199	10,201
AT&T, Inc.	8,790	251,394
CenturyLink, Inc.	594	23,439
Cisco Systems, Inc. (a)	7,224	158,206
Corning, Inc.	2,677	48,936

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Frontier Communications Corp.	1,347	$11,005
Harris Corp.	495	21,924
JDS Uniphase Corp. (a)	387	4,795
Juniper Networks, Inc. (a)	393	11,928
MetroPCS Communications, Inc. (a)	298	3,117
Motorola, Inc. (a)	4,845	41,328
QUALCOMM, Inc.	1,761	79,456
Qwest Communications International, Inc.	3,230	20,252
Sprint Nextel Corp. (a)	4,642	21,492
Tellabs, Inc.	4,891	36,438
Verizon Communications, Inc.	5,445	177,452
Windstream Corp.	481	5,911
		927,274
Textiles – 0.0%
Cintas Corp.	198	5,455
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	197	8,768
Mattel, Inc.	495	11,613
		20,381
Transportation – 1.9%
C.H. Robinson Worldwide, Inc.	97	6,782
CSX Corp.	789	43,648
Expeditors International of Washington, Inc.	97	4,484
FedEx Corp.	294	25,137
Norfolk Southern Corp.	693	41,240
Ryder System, Inc.	298	12,746
Union Pacific Corp.	690	56,442
United Parcel Service, Inc. Class B	1,874	124,977
		315,456
TOTAL COMMON STOCK (Cost $15,299,091)		16,477,073
TOTAL EQUITIES (Cost $15,299,091)		16,477,073
TOTAL LONG-TERM INVESTMENTS (Cost $15,299,091)		16,477,073
	Principal Amount
SHORT-TERM INVESTMENTS – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$29,672	29,672
TOTAL SHORT-TERM INVESTMENTS (Cost $29,672)		29,672
TOTAL INVESTMENTS – 100.0% (Cost $15,328,763) (c)		16,506,745
Other Assets/ (Liabilities) – (0.0)%		(2,468)
NET ASSETS – 100.0%		$16,504,277

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $29,672. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $32,727.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.7%
COMMON STOCK – 96.7%
Advertising – 0.3%
Omnicom Group, Inc.	59,528	$2,350,165
Aerospace & Defense – 0.5%
Northrop Grumman Corp.	61,789	3,746,267
Auto Manufacturers – 1.6%
Navistar International Corp. (a)	311,797	13,606,821
Automotive & Parts – 1.6%
The Goodyear Tire & Rubber Co. (a)	99,340	1,067,905
Johnson Controls, Inc.	90,944	2,773,792
Lear Corp. (a)	124,650	9,838,625
		13,680,322
Banks – 7.5%
Bank of America Corp.	350,131	4,590,217
Bank of New York Mellon Corp.	96,334	2,517,208
Fifth Third Bancorp	180,617	2,172,823
PNC Financial Services Group, Inc.	231,447	12,014,414
State Street Corp.	444,461	16,738,401
U.S. Bancorp	109,499	2,367,368
Wells Fargo & Co.	890,192	22,370,525
		62,770,956
Beverages – 3.2%
The Coca-Cola Co.	86,020	5,033,890
Coca-Cola Enterprises, Inc. (a)	126,708	3,927,948
Molson Coors Brewing Co. Class B	299,540	14,144,279
PepsiCo, Inc.	57,588	3,826,147
		26,932,264
Biotechnology – 1.0%
Amgen, Inc. (a)	155,083	8,546,624
Chemicals – 3.8%
Air Products & Chemicals, Inc.	40,509	3,354,955
Celanese Corp. Series A	424,840	13,637,364
The Mosaic Co.	249,930	14,685,887
		31,678,206
Coal – 1.7%
CONSOL Energy, Inc.	379,156	14,013,606
Commercial Services – 0.5%
AerCap Holdings NV (a)	330,016	3,904,089
Computers – 1.5%
Dell, Inc. (a)	710,840	9,212,486
Hewlett-Packard Co.	69,378	2,918,733
		12,131,219
Cosmetics & Personal Care – 0.5%
The Estee Lauder Cos., Inc. Class A	27,472	1,737,055
The Procter & Gamble Co.	33,418	2,004,077
		3,741,132
Diversified Financial – 8.6%
Ameriprise Financial, Inc.	84,516	4,000,142
CIT Group, Inc. (a)	291,190	11,886,376
Citigroup, Inc. (a)	800,667	3,122,601
Discover Financial Services	166,779	2,781,874
E*TRADE Financial Corp. (a)	558,340	8,118,264
The Goldman Sachs Group, Inc.	61,420	8,880,103
JP Morgan Chase & Co.	789,866	30,070,199
Legg Mason, Inc.	96,233	2,916,822
		71,776,381
Electric – 4.8%
Calpine Corp. (a)	168,993	2,103,963
Edison International	407,150	14,001,889
Entergy Corp.	80,700	6,175,971
Exelon Corp.	133,839	5,698,865
PG&E Corp.	148,770	6,757,133
PPL Corp.	101,302	2,758,453
Public Service Enterprise Group, Inc.	82,604	2,732,540
		40,228,814
Electrical Components & Equipment – 0.2%
Energizer Holdings, Inc. (a)	19,058	1,281,269
Engineering & Construction – 0.4%
ABB Ltd. Sponsored ADR (Switzerland) (a)	91,120	1,924,454
Foster Wheeler AG (a)	59,888	1,464,861
		3,389,315
Foods – 0.6%
ConAgra Foods, Inc.	113,679	2,494,117
Kellogg Co.	41,351	2,088,639
		4,582,756
Forest Products & Paper – 0.2%
Weyerhaeuser Co.	124,026	1,954,650
Gas – 0.3%
NiSource, Inc.	163,710	2,848,554
Health Care — Products – 1.0%
Covidien PLC	86,009	3,456,702
Johnson & Johnson	38,203	2,367,058
Medtronic, Inc.	70,769	2,376,423
		8,200,183
Health Care — Services – 2.0%
Aetna, Inc.	193,390	6,113,058
UnitedHealth Group, Inc.	106,128	3,726,154
WellPoint, Inc. (a)	112,680	6,382,195
		16,221,407
Home Furnishing – 0.2%
Harman International Industries, Inc. (a)	58,589	1,957,459
Insurance – 5.3%
ACE Ltd.	258,070	15,032,577
Berkshire Hathaway, Inc. Class B (a)	35,764	2,956,968
CNO Financial Group, Inc. (a)	607,800	3,367,212
MetLife, Inc.	460,600	17,710,070
The Travelers Cos., Inc.	53,387	2,781,463
Unum Group	110,340	2,444,031
		44,292,321
Internet – 0.6%
AOL, Inc. (a)	80,401	1,989,925
eBay, Inc. (a)	122,640	2,992,416
		4,982,341
Machinery — Construction & Mining – 1.5%
Ingersoll-Rand PLC	347,950	12,425,295
Manufacturing – 3.4%
General Electric Co.	377,064	6,127,290
Honeywell International, Inc.	66,121	2,905,357
Siemens AG Sponsored ADR (Germany)	34,374	3,623,019

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tyco International Ltd.	436,557	$16,034,739
		28,690,405
Media – 5.5%
CBS Corp. Class B (Non-Voting) (United States)	114,673	1,818,714
Comcast Corp. Class A	791,555	14,311,314
DIRECTV Class A (a)	84,773	3,529,100
Time Warner Cable, Inc.	151,138	8,159,941
Viacom, Inc. Class B	487,048	17,626,267
		45,445,336
Office Equipment/Supplies – 0.8%
Xerox Corp.	659,180	6,822,513
Oil & Gas – 9.8%
Chevron Corp.	373,124	30,241,700
Exxon Mobil Corp.	266,535	16,469,198
Hess Corp.	58,286	3,445,868
Marathon Oil Corp.	376,220	12,452,882
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	108,170	6,522,651
Total SA Sponsored ADR (France)	90,222	4,655,455
Ultra Petroleum Corp. (a)	182,410	7,657,572
		81,445,326
Oil & Gas Services – 2.2%
Halliburton Co.	431,680	14,275,657
Schlumberger Ltd.	68,616	4,227,432
		18,503,089
Packaging & Containers – 0.3%
Owens-IIlinois, Inc. (a)	88,974	2,496,610
Pharmaceuticals – 9.2%
Bristol-Myers Squibb Co.	109,642	2,972,395
Gilead Sciences, Inc. (a)	497,710	17,723,453
Merck & Co., Inc.	654,921	24,107,642
Pfizer, Inc.	1,628,152	27,955,370
Sanofi-Aventis ADR (France)	102,750	3,416,437
		76,175,297
Pipelines – 0.4%
El Paso Corp.	285,308	3,532,113
Retail – 2.9%
CVS Caremark Corp.	91,543	2,880,859
The Gap, Inc.	105,269	1,962,214
Lowe's Cos., Inc.	119,766	2,669,584
Wal-Mart Stores, Inc.	57,860	3,096,667
Walgreen Co.	396,986	13,299,031
		23,908,355
Semiconductors – 0.4%
Applied Materials, Inc.	248,467	2,902,095
Software – 2.2%
Oracle Corp.	691,260	18,560,331
Telecommunications – 6.4%
AT&T, Inc.	845,572	24,183,359
CenturyLink, Inc.	83,571	3,297,712
Harris Corp.	203,390	9,008,143
QUALCOMM, Inc.	154,730	6,981,418
Vodafone Group PLC Sponsored ADR (United Kingdom)	397,367	9,858,675
		53,329,307
Textiles – 1.3%
Mohawk Industries, Inc. (a)	198,860	10,599,238
Transportation – 1.9%
Norfolk Southern Corp.	270,297	16,085,374
Trucking & Leasing – 0.6%
Aircastle Ltd.	588,978	4,994,533
TOTAL COMMON STOCK (Cost $738,172,634)		804,732,338
TOTAL EQUITIES (Cost $738,172,634)		804,732,338
TOTAL LONG-TERM INVESTMENTS (Cost $738,172,634)		804,732,338
	Principal Amount
SHORT-TERM INVESTMENTS – 2.6%
Repurchase Agreement – 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (b)	$21,381,750	21,381,750
TOTAL SHORT-TERM INVESTMENTS (Cost $21,381,750)		21,381,750
TOTAL INVESTMENTS – 99.3% (Cost $759,554,384) (c)		826,114,088
Other Assets/ (Liabilities) – 0.7%		6,092,414
NET ASSETS – 100.0%		$832,206,502

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $21,381,756. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 12/25/24 - 5/15/39, and an aggregate market value, including accrued interest, of $21,817,919.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 95.4%
CORPORATE DEBT – 95.4%
Advertising – 1.7%
inVentiv Health, Inc. (a) 10.000% 8/15/18	$100,000	$99,375
Lamar Media Corp. 7.875% 4/15/18	700,000	735,000
Visant Corp. (a) 10.000% 10/01/17	150,000	156,750
		991,125
Aerospace & Defense – 1.8%
BE Aerospace, Inc. 6.875% 10/01/20	545,000	555,900
DAE Aviation Holdings, Inc. (a) 11.250% 8/01/15	500,000	503,800
		1,059,700
Apparel – 0.8%
Levi Strauss & Co. 7.625% 5/15/20	475,000	492,813
Auto Manufacturers – 1.7%
Ford Motor Co. 7.450% 7/16/31	950,000	990,375
Auto Parts & Equipment – 0.9%
Cooper- Standard Automotive, Inc. (a) 8.500% 5/01/18	500,000	518,750
Automotive & Parts – 3.3%
Accuride Corp. (a) 9.500% 8/01/18	500,000	525,000
American Axle & Manufacturing, Inc. 7.875% 3/01/17	750,000	743,437
Exide Technologies 10.500% 3/15/13	325,000	332,313
Titan International, Inc. (a) 7.875% 10/01/17	325,000	328,250
		1,929,000
Banks – 0.4%
Ally Financial, Inc. 6.750% 12/01/14	250,000	260,469
Beverages – 0.9%
Cott Beverages USA, Inc. (a) 8.125% 9/01/18	485,000	513,494
Building Materials – 1.2%
Interline Brands, Inc. 8.125% 6/15/14	450,000	464,625
Libbey Glass, Inc. (a) 10.000% 2/15/15	225,000	241,875
		706,500
Chemicals – 1.8%
Georgia Gulf Corp. (a) 9.000% 1/15/17	315,000	329,963
Huntsman International LLC 8.625% 3/15/20	150,000	155,250
Lyondell Chemical Co. (a) 8.000% 11/01/17	520,000	568,100
		1,053,313
Coal – 0.8%
Arch Coal, Inc. 7.250% 10/01/20	225,000	237,656
International Coal Group, Inc. 9.125% 4/01/18	225,000	239,625
		477,281
Commercial Services – 3.3%
Cenveo Corp. (a) 10.500% 8/15/16	450,000	460,125
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	500,000	502,500
Hertz Corp. (a) 7.500% 10/15/18	450,000	450,000
Iron Mountain, Inc. 8.750% 7/15/18	500,000	530,625
		1,943,250
Diversified Financial – 8.2%
American General Finance Corp. 5.375% 10/01/12	200,000	189,250
American General Finance Corp. 6.500% 9/15/17	200,000	158,000
Cemex Finance LLC (a) 9.500% 12/14/16	300,000	301,860
CIT Group, Inc. 7.000% 5/01/15	1,025,000	1,017,312
Ford Motor Credit Co. LLC 6.625% 8/15/17	475,000	506,082
Ford Motor Credit Co. LLC 8.000% 6/01/14	300,000	328,057
International Lease Finance Corp. 5.875% 5/01/13	500,000	500,000
International Lease Finance Corp. (a) 8.625% 9/15/15	450,000	481,500
Nuveen Investments, Inc. 10.500% 11/15/15	200,000	198,750
Pinafore LLC/Pinafore, Inc. (a) 9.000% 10/01/18	600,000	630,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (a) 8.250% 9/01/17	485,000	491,063
		4,801,874
Electric – 3.1%
Energy Future Holdings Corp. (a) 10.000% 1/15/20	875,000	868,665
Intergen NV (a) 9.000% 6/30/17	500,000	528,750
NRG Energy, Inc. 7.375% 2/01/16	150,000	154,313
NRG Energy, Inc. 8.500% 6/15/19	250,000	263,437
		1,815,165
Electronics – 1.4%
NXP BV/NXP Funding LLC 7.875% 10/15/14	250,000	258,750
NXP BV/NXP Funding LLC 9.500% 10/15/15	300,000	307,500
Sanmina-SCI Corp. 8.125% 3/01/16	250,000	256,250
		822,500
Energy — Alternate Sources – 1.2%
Headwaters, Inc. 11.375% 11/01/14	650,000	692,250
Entertainment – 0.7%
AMC Entertainment, Inc. 8.750% 6/01/19	260,000	273,975

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Regal Entertainment Group 9.125% 8/15/18	$150,000	$157,313
		431,288
Foods – 0.2%
Michael Foods, Inc. (a) 9.750% 7/15/18	125,000	133,750
Forest Products & Paper – 0.7%
Verso Paper Holdings LLC/Verso Paper, Inc. 11.375% 8/01/16	450,000	404,438
Health Care — Products – 0.6%
Alere, Inc. 9.000% 5/15/16	350,000	360,500
Health Care — Services – 3.8%
Apria Healthcare Group, Inc. 11.250% 11/01/14	300,000	330,000
Apria Healthcare Group, Inc. 12.375% 11/01/14	350,000	389,375
Community Health Systems, Inc. 8.875% 7/15/15	600,000	637,500
HCA, Inc. 9.250% 11/15/16	200,000	216,500
Healthsouth Corp. 7.250% 10/01/18	220,000	224,400
Healthsouth Corp. 7.750% 9/15/22	435,000	438,262
		2,236,037
Holding Company — Diversified – 1.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 8.500% 5/15/18	350,000	342,125
Susser Holdings LLC / Susser Finance Corp. 8.500% 5/15/16	500,000	520,000
		862,125
Household Products – 2.1%
ACCO Brands Corp. 10.625% 3/15/15	500,000	558,750
Diversey, Inc. 8.250% 11/15/19	150,000	160,500
Spectrum Brands Holdings, Inc. (a) 9.500% 6/15/18	500,000	536,250
		1,255,500
Iron & Steel – 0.7%
Tube City IMS Corp. 9.750% 2/01/15	425,000	433,500
Leisure Time – 2.0%
Easton-Bell Sports, Inc. 9.750% 12/01/16	375,000	407,344
Travelport LLC 9.875% 9/01/14	742,000	763,332
		1,170,676
Lodging – 2.0%
Boyd Gaming Corp. 6.750% 4/15/14	100,000	89,000
Boyd Gaming Corp. 7.125% 2/01/16	300,000	250,875
Harrah's Operating Escrow LLC/Harrahs Escrow Corp. 11.250% 6/01/17	585,000	640,575
Marina District Finance Co., Inc. (a) 9.500% 10/15/15	200,000	194,000
		1,174,450
Manufacturing – 1.1%
Reddy Ice Corp. 13.250% 11/01/15	250,000	225,000
Trimas Corp. (a) 9.750% 12/15/17	400,000	430,000
		655,000
Media – 10.9%
Allbritton Communications Co. 8.000% 5/15/18	450,000	451,125
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 7.250% 10/30/17	300,000	304,125
Cequel Communications Holdings I LLC/Cequel Capital Corp. (a) 8.625% 11/15/17	600,000	633,000
Clear Channel Worldwide Holdings, Inc. 9.250% 12/15/17	100,000	106,000
Clear Channel Worldwide Holdings, Inc. 9.250% 12/15/17	400,000	427,000
Gannett Co., Inc. (a) 9.375% 11/15/17	775,000	846,687
LIN Television Corp. (a) 8.375% 4/15/18	575,000	607,344
The McClatchy Co. 11.500% 2/15/17	400,000	425,500
Mediacom Broadband LLC 8.500% 10/15/15	700,000	715,750
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (a) 8.875% 4/15/17	550,000	573,375
Nielsen Finance LLC Co. 7.750% 10/15/18	540,000	536,042
Sinclair Television Group, Inc. (a) 9.250% 11/01/17	570,000	611,325
Univision Communications, Inc. (a) 12.000% 7/01/14	150,000	164,063
		6,401,336
Metal Fabricate & Hardware – 1.5%
Ardagh Packaging Finance 7.375% 10/15/17	300,000	300,000
Mueller Water Products, Inc. (a) 8.750% 9/01/20	550,000	577,500
		877,500
Oil & Gas – 4.8%
Chaparral Energy, Inc. 8.500% 12/01/15	350,000	340,375
Chesapeake Energy Corp. 6.625% 8/15/20	200,000	209,000
Chesapeake Energy Corp. 7.250% 12/15/18	550,000	592,625
Coffeyville Resources LLC/Coffeyville Finance, Inc. (a) 9.000% 4/01/15	400,000	422,000
Pride International, Inc. 6.875% 8/15/20	450,000	489,937

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
QEP Resources, Inc. 6.875% 3/01/21	$275,000	$297,688
SandRidge Energy, Inc. (a) 8.750% 1/15/20	450,000	445,500
		2,797,125
Packaging & Containers – 2.3%
Graham Packaging Co. LP/GPC Capital Corp. I (a) 8.250% 10/01/18	244,000	247,965
Packaging Dynamics Finance Corp. (a) 10.000% 5/01/16	725,000	685,125
Pregis Corp. 12.375% 10/15/13	405,000	407,025
		1,340,115
Pharmaceuticals – 4.8%
Mylan, Inc. (a) 7.875% 7/15/20	120,000	128,550
Omnicare, Inc. 7.750% 6/01/20	600,000	613,500
Valeant Pharmaceuticals International (a) 6.750% 10/01/17	450,000	459,000
Valeant Pharmaceuticals International (a) 7.000% 10/01/20	300,000	306,750
Warner Chilcott Co. LLC (a) 7.750% 9/15/18	1,250,000	1,284,375
		2,792,175
Pipelines – 3.0%
Atlas Pipeline Partners LP 8.125% 12/15/15	750,000	757,500
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.875% 2/15/18	550,000	576,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.875% 11/01/14	150,000	151,687
Energy Transfer Equity LP 7.500% 10/15/20	240,000	252,600
		1,737,912
Retail – 6.2%
Inergy LP/Inergy Finance Corp. (a) 7.000% 10/01/18	375,000	384,375
J.C. Penney Corp., Inc. 7.950% 4/01/17	200,000	224,500
Landry's Restaurants, Inc. 11.625% 12/01/15	60,000	63,300
Landry's Restaurants, Inc. (a) 11.625% 12/01/15	300,000	316,500
Macy's Retail Holdings, Inc. 7.500% 6/01/15	500,000	550,000
Nebraska Book Co., Inc. 8.625% 3/15/12	600,000	573,000
OSI Restaurant Partners, Inc. 10.000% 6/15/15	320,000	324,800
Quiksilver, Inc. 6.875% 4/15/15	650,000	615,875
Rite Aid Corp. 10.250% 10/15/19	350,000	364,437
Roadhouse Financing, Inc. (a) 10.750% 10/15/17	200,000	205,000
		3,621,787
Semiconductors – 1.7%
Freescale Semiconductor, Inc. (a) 9.250% 4/15/18	250,000	260,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (a) 10.500% 4/15/18	700,000	740,250
		1,000,250
Software – 3.1%
EVERTEC, Inc. (a) 11.000% 10/01/18	290,000	291,812
Fidelity National Information Services, Inc. (a) 7.625% 7/15/17	175,000	186,813
Fidelity National Information Services, Inc. (a) 7.875% 7/15/20	225,000	242,438
First Data Corp. (a) 8.875% 8/15/20	575,000	596,562
First Data Corp. 9.875% 9/24/15	575,000	470,062
First Data Corp. 11.250% 3/31/16	50,000	36,000
		1,823,687
Telecommunications – 7.4%
GeoEye, Inc. 9.625% 10/01/15	500,000	545,625
Intelsat Corp. 9.250% 6/15/16	600,000	639,750
MetroPCS Wireless, Inc. 7.875% 9/01/18	475,000	489,250
Sprint Capital Corp. 6.900% 5/01/19	650,000	653,250
Viasat, Inc. 8.875% 9/15/16	450,000	484,312
Virgin Media Finance PLC 9.125% 8/15/16	850,000	909,500
Windstream Corp. 8.625% 8/01/16	600,000	634,500
		4,356,187
Transportation – 1.8%
CHC Helicopter SA (a) 9.250% 10/15/20	580,000	585,800
RailAmerica, Inc. 9.250% 7/01/17	400,000	438,500
		1,024,300
TOTAL CORPORATE DEBT (Cost $54,863,534)		55,957,497
TOTAL BONDS & NOTES (Cost $54,863,534)		55,957,497
TOTAL LONG-TERM INVESTMENTS (Cost $54,863,534)		55,957,497
SHORT-TERM INVESTMENTS – 3.9%
Time Deposits – 3.9%
Euro Time Deposit 0.010% 10/01/10	2,308,092	2,308,092
TOTAL SHORT-TERM INVESTMENTS (Cost $2,308,092)		2,308,092
TOTAL INVESTMENTS – 99.3% (Cost $57,171,626) (b)		58,265,589
Other Assets/ (Liabilities) – 0.7%		414,841
NET ASSETS – 100.0%		$58,680,430

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $21,739,679 or 37.05% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 125.4%
CORPORATE DEBT – 11.9%
Beverages – 0.8%
Diageo Finance BV 3.875% 4/01/11	$1,250,000	$1,270,630
PepsiAmericas, Inc. 5.625% 5/31/11	1,000,000	1,032,549
SABMiller PLC (a) 6.200% 7/01/11	1,200,000	1,245,525
		3,548,704
Chemicals – 0.5%
The Dow Chemical Co. FRN 2.668% 8/08/11	2,000,000	2,024,080
Computers – 0.5%
Hewlett-Packard Co. FRN 1.354% 5/27/11	2,000,000	2,014,008
Diversified Financial – 3.3%
American Express Credit Corp. FRN 0.408% 10/04/10	7,000,000	7,000,000
American Honda Finance Corp. (a) 2.796% 6/02/11	2,000,000	2,031,682
General Electric Capital Corp. 3.500% 8/13/12	1,000,000	1,040,126
HSBC Finance Corp. FRN 0.628% 8/09/11	1,200,000	1,198,578
JP Morgan Chase & Co. FRN 0.695% 1/17/11	1,350,000	1,350,672
Morgan Stanley FRN 3.240% 5/01/14	1,525,000	1,500,341
		14,121,399
Electric – 0.2%
Virginia Electric and Power Co. Series B 4.500% 12/15/10	1,000,000	1,007,658
Environmental Controls – 0.2%
Republic Services, Inc. 6.750% 8/15/11	930,000	973,539
Foods – 0.3%
Kraft Foods, Inc. 5.625% 11/01/11	1,000,000	1,050,260
Health Care — Products – 0.2%
Baxter FinCo BV 4.750% 10/15/10	1,000,000	1,000,742
Health Care — Services – 0.3%
UnitedHealth Group, Inc. FRN 1.718% 2/07/11	1,200,000	1,205,504
Insurance – 1.9%
Berkshire Hathaway, Inc. FRN 0.834% 2/11/13	2,900,000	2,914,100
MetLife Global Funding I (a) 2.875% 9/17/12	500,000	515,660
Pacific Life Global Funding VRN (a) 3.420% 2/06/16	5,000,000	4,897,100
		8,326,860
Multi-National – 0.5%
International Bank for Reconstruction & Development FRN 1.607% 12/10/13	2,105,000	2,128,829
Office Equipment/Supplies – 0.2%
Xerox Corp. 6.875% 8/15/11	900,000	944,695
Oil & Gas – 0.3%
Shell International Finance BV 1.300% 9/22/11	1,250,000	1,260,969
Pharmaceuticals – 1.0%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,022,876
Pfizer, Inc. FRN 2.242% 3/15/11	1,100,000	1,109,583
Wyeth VRN 6.950% 3/15/11	1,216,000	1,251,425
		4,383,884
Pipelines – 0.3%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	460,000	485,107
Transcontinental Gas Pipe Line Corp. Series B 7.000% 8/15/11	850,000	893,119
		1,378,226
Telecommunications – 1.4%
AT&T Corp. 7.300% 11/15/11	1,250,000	1,338,754
British Telecom PLC 9.375% 12/15/10	1,200,000	1,218,950
Cellco Partnership/Verizon Wireless Capital LLC FRN 2.946% 5/20/11	2,000,000	2,033,300
Telefonica Emisiones SAU FRN 0.775% 2/04/13	1,275,000	1,248,095
		5,839,099
TOTAL CORPORATE DEBT (Cost $47,556,340)		51,208,456
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 15.2%
Automobile ABS – 4.2%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	650,000	650,044
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	1,125,000	1,126,239
Avis Budge Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (a) 0.477% 3/20/12	1,250,000	1,248,467
Bank of America Auto Trust, Series 2009-3A, Class A2 (a) 0.890% 4/16/12	706,588	707,180
Bank of America Auto Trust, Series 2009-2A, Class A2 (a) 1.160% 2/15/12	294,554	294,778

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Auto Trust, Series 2009-1A, Class A2 (a) 1.700% 12/15/11	$91,741	$91,774
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	1,150,000	1,152,935
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	720,028	720,964
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.257% 4/15/12	741,986	746,607
CPS Auto Receivables Trust, Series 2007-C, Class A3 (a) 5.430% 5/15/12	467,693	469,465
CPS Auto Trust, Series 2005-C, Class A2 (a) 4.790% 5/15/12	110,696	112,366
CPS Auto Trust, Series 2006-A, Class 1A4 (a) 5.330% 11/15/12	96,609	98,947
DT Auto Owner Trust, Series 2010-1A, Class A2 (a) 0.990% 12/17/12	525,000	524,967
Ford Credit Auto Lease Trust, Series 2010-A, Class A2 (a) 1.040% 3/15/13	969,352	970,619
Ford Credit Auto Owner Trust, Series 2010-A, Class A2 0.720% 9/15/12	520,000	520,504
Hertz Vehicle Financing LLC, Series 2005-2A, Class A6 (a) 5.080% 11/25/11	610,333	612,591
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2 1.500% 8/15/11	383,285	383,618
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	850,000	852,885
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	675,000	675,071
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	800,000	799,971
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A2 0.740% 7/16/12	750,000	751,388
USAA Auto Owner Trust, Series 2009-2, Class A2 0.740% 3/15/12	652,249	652,550
USAA Auto Owner Trust, Series 2008-1, Class A3 4.160% 4/16/12	62,112	62,251
USAA Auto Owner Trust, Series 2008-3, Class A3 4.280% 10/15/12	144,622	146,205
USAA Auto Owner Trust, Series 2008-2, Class A3 4.640% 10/15/12	166,456	168,650
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	70,098	70,188
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	593,019	593,469
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.807% 3/15/18	671,325	675,045
World Omni Auto Receivables Trust, Series 2007-A, Class A4 FRN 0.257% 11/15/12	1,321,006	1,319,555
World Omni Automobile Lease Securitization Trust, Series 2009-A, Class A2 1.020% 1/16/12	863,860	864,993
		18,064,286
Home Equity ABS – 0.4%
Aegis Asset-Backed Securities Trust, Series 2006-1, Class A1 FRN 0.336% 1/25/37	47,629	47,469
Bear Stearns Asset-Backed Securities Trust, Series 2006-EC2, Class A3 FRN 0.456% 2/25/36	1,127,655	1,112,805
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.486% 9/25/34	419,695	391,199
		1,551,473
Student Loans ABS – 10.1%
Access Group, Inc., Series 2002-1, Class A2 FRN 0.469% 9/25/25	945,722	940,615
Access Group, Inc., Series 2003-1, Class A2 FRN 0.549% 12/27/16	453,119	451,319
Access to Loans for Learning Student Loan Corp. FRN 0.688% 1/25/13	500,772	493,573
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.299% 3/28/17	901,654	895,472
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 5.270% 1/25/47	338,000	332,039
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 5.448% 1/25/47	1,150,000	1,129,720

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	$1,175,000	$986,767
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1 FRN 0.306% 5/25/47	255,557	251,466
DB Master Finance LLC, Series 2006-1, Class A2 (a) 5.779% 6/20/31	450,000	446,625
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.592% 12/15/17	1,961,964	1,961,688
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.348% 5/25/22	1,049,745	1,048,626
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.848% 11/25/44	500,000	389,789
Keycorp Student Loan Trust, Series 2005-A, Class 2A2 FRN 0.419% 3/27/24	469,135	442,482
National Collegiate Student Loan Trust, Series 2006-4, Class A1 FRN 0.286% 3/25/25	1,446,646	1,429,465
National Collegiate Student Loan Trust, Series 2005-1, Class A2 FRN 0.346% 2/26/24	1,737,316	1,732,947
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.406% 2/25/26	490,065	485,079
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.456% 9/25/25	584,813	576,523
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.488% 5/25/27	952,809	935,361
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.489% 11/28/23	309,661	301,327
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.588% 10/28/26	1,041,598	1,027,526
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.658% 4/28/17	1,218,000	1,217,057
Pennsylvania Higher Education Assistance Agency, Series 2006-1, Class A1 FRN 0.498% 7/25/19	945,623	942,738
Pennsylvania Higher Education Assistance Agency, Series 2004 A-1, Class B-1 FRN 0.560% 4/25/44	1,350,000	1,053,000
SLC Student Loan Trust, Series 2005-1, Class A1 FRN 0.386% 2/15/18	602,948	602,622
SLC Student Loan Trust, Series 2008-2, Class A1 FRN 0.692% 9/15/14	33,861	33,878
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.342% 9/15/20	391,436	385,753
SLM Student Loan Trust, Series 2006-B, Class A2 FRN 0.342% 6/15/21	933,238	929,329
SLM Student Loan Trust, Series 2004-A, Class A1 FRN 0.352% 3/15/17	439,446	438,204
SLM Student Loan Trust, Series 2006-A, Class A2 FRN 0.372% 12/15/20	1,456,516	1,442,867
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.472% 3/15/19	1,198,827	1,196,166
SLM Student Loan Trust, Series 2006-6, Class A1 FRN 0.488% 10/25/18	182,215	181,997
SLM Student Loan Trust, Series 2003-6, Class A4 FRN 0.492% 12/17/18	109,606	109,431
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 0.492% 3/15/19	831,761	831,562
SLM Student Loan Trust, Series 2007-1, Class A2 FRN 0.498% 1/25/16	376,330	376,176
SLM Student Loan Trust, Series 2006-8, Class A2 FRN 0.498% 10/25/16	92,023	91,971
SLM Student Loan Trust, Series 2006-9, Class A2 FRN 0.498% 4/25/17	35,249	35,239
SLM Student Loan Trust, Series 2003-5, Class A4 FRN 0.502% 12/17/18	219,705	219,670
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.512% 12/15/17	416,272	415,648
SLM Student Loan Trust, Series 2006-7, Class A3 FRN 0.518% 7/25/18	11,589	11,582
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.578% 4/25/17	244,007	243,604
SLM Student Loan Trust, Series 2005-1, Class A2 FRN 0.578% 4/27/20	141,757	140,572

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.588% 4/25/22	$71,410	$71,192
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.588% 4/25/22	406,025	405,400
SLM Student Loan Trust, Series 2007-7, Class A1 FRN 0.638% 10/25/12	13,331	13,332
SLM Student Loan Trust, Series 2004-7, Class A4 FRN 0.648% 1/25/17	85,631	85,625
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.698% 1/25/16	315,000	314,352
SLM Student Loan Trust, Series 2008-1, Class A1 FRN 0.748% 7/25/13	494,321	494,449
SLM Student Loan Trust, Series 2007-6, Class A2 FRN 0.748% 1/25/19	200,000	199,004
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.798% 1/26/15	566,431	566,724
SLM Student Loan Trust, Series 2003-7, Class B FRN 0.862% 9/15/39	1,402,419	1,154,404
SLM Student Loan Trust, Series 2004-4, Class B FRN 0.878% 1/27/25	775,000	663,391
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.882% 3/15/38	524,135	433,706
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.942% 6/15/38	292,477	242,103
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.942% 12/15/38	1,088,441	893,771
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.998% 10/25/17	490,000	491,892
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.100% 12/15/16	4,525,000	4,516,274
SLM Student Loan Trust, Series 2008-5, Class A1 FRN 1.298% 10/25/13	511	511
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 1.548% 7/25/16	175,000	178,750
SLM Student Loan Trust, Series 2003-5, Class B FRN 1.620% 9/15/39	1,500,000	1,269,263
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.907% 12/15/17	859,379	856,342
SLM Student Loan Trust, Series 2008-9, Class A FRN 1.998% 4/25/23	344,399	360,334
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.608% 7/28/26	38,203	37,437
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.678% 10/28/28	577,274	569,141
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.728% 4/30/29	992,916	987,589
Tax Liens Securitization Trust, Series 2010-1A, Class 1A1 (a) 0.880% 4/15/18	1,175,000	1,174,530
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	400,000	399,840
		43,536,831
WL Collateral CMO – 0.5%
Morgan Stanley Reremic Trust 3.000% 7/17/56	2,280,502	2,281,209
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2006-BC3, Class A2 FRN 0.306% 10/25/36	24,299	24,003
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $65,325,364)		65,457,802
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 0.4%
Pass-Through Securities — 0.4%
Federal Home Loan Mortgage Corp. Pool #1Q0239 3.133% 3/01/37	1,762,532	1,853,381
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,796,131)		1,853,381
U.S. TREASURY OBLIGATIONS – 97.9%
U.S. Treasury Bonds & Notes – 97.9%
U.S. Treasury Inflation Index (b) 0.500% 4/15/15	16,825,183	17,278,096
U.S. Treasury Inflation Index (b) 0.625% 4/15/13	5,188,093	5,327,653
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	22,812,229	24,004,168
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	11,626,385	12,437,544
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	13,836,859	14,702,872
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	16,583,774	17,718,311
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	9,662,342	10,481,588

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	$12,487,680	$13,234,287
U.S. Treasury Inflation Index (b) 1.875% 7/15/13	17,656,625	18,766,565
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	14,032,666	15,253,157
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	13,161,077	14,587,737
U.S. Treasury Inflation Index (b) 2.000% 4/15/12	8,594,800	8,893,362
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	12,789,791	13,718,010
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	21,113,185	22,836,021
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	9,913,150	10,864,193
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	9,523,215	10,469,822
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	12,245,965	13,784,824
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	10,111,716	11,294,472
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	13,015,842	14,671,702
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	18,788,480	21,595,713
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	9,934,850	11,459,414
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	14,988,996	16,976,070
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	12,185,040	14,364,791
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	8,835,792	10,186,509
U.S. Treasury Inflation Index (b) 3.000% 7/15/12	17,102,454	18,162,758
U.S. Treasury Inflation Index (b) 3.375% 1/15/12	7,366,680	7,715,010
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	3,899,599	5,265,937
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	17,731,625	23,712,168
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	16,576,875	23,047,739
		422,810,493
TOTAL U.S. TREASURY OBLIGATIONS (Cost $396,359,118)		422,810,493
TOTAL BONDS & NOTES (Cost $511,036,953)		541,330,132
TOTAL LONG-TERM INVESTMENTS (Cost $511,036,953)		541,330,132
SHORT-TERM INVESTMENTS – 55.6%
Commercial Paper – 55.6%
Abbey National North America LLC 0.400% 12/03/10	10,315,000	10,307,781
AGL Capital Corp. (a) 0.390% 10/04/10	6,300,000	6,299,795
AutoZone, Inc. (a) 0.360% 10/01/10	6,600,000	6,600,000
BAE Systems Holdings, Inc. (a) 0.390% 11/02/10	3,000,000	2,998,960
BAE Systems Holdings, Inc. (a) 0.390% 12/16/10	1,995,000	1,993,357
BAE Systems Holdings, Inc. (a) 0.530% 10/12/10	1,350,000	1,349,781
BG Energy Finance, Inc. (a) 0.300% 12/15/10	7,000,000	6,995,625
BG Energy Finance, Inc. (a) 0.310% 12/15/10	2,800,000	2,798,192
BMW U.S. Capital LLC (a) 0.380% 10/05/10	2,985,000	2,984,874
BMW U.S. Capital LLC (a) 0.380% 10/15/10	3,300,000	3,299,512
Carnival Corp. (a) 0.340% 11/29/10	1,610,000	1,609,103
Clorox Co. (a) 0.380% 10/27/10	6,300,000	6,298,271
Covidien International Finance SA (a) 0.430% 11/23/10	1,000,000	999,367
Covidien International Finance SA (a) 0.500% 10/04/10	8,000,000	7,999,667
Covidien International Finance SA (a) 0.510% 10/04/10	1,975,000	1,974,916
CVS Caremark Corp. (a) 0.570% 10/12/10	6,500,000	6,498,868
Danske Corp. (a) 0.490% 1/11/11	10,500,000	10,485,422
Duke Energy Corp. (a) 0.500% 10/05/10	6,500,000	6,499,639
Elsevier Finance SA (a) 0.520% 11/16/10	6,500,000	6,495,681
ERAC USA Finance Co. (a) 0.400% 10/20/10	5,230,000	5,228,896
ERAC USA Finance Co. (a) 0.450% 10/12/10	1,070,000	1,069,853
FPL Group Capital, Inc. (a) 0.450% 10/12/10	875,000	874,880
FPL Group Capital, Inc. (a) 0.460% 10/12/10	9,975,000	9,973,598
General Mills, Inc. (a) 0.500% 10/12/10	6,500,000	6,499,007
H.J. Heinz Finance Co. (a) 0.460% 10/26/10	6,340,000	6,337,975
Harris Corp. 0.380% 10/21/10	6,300,000	6,298,670
Henkel Corp. of America, Inc. (a) 0.430% 10/06/10	10,000,000	9,999,403
ITT Corp. (a) 0.520% 11/01/10	6,500,000	6,497,089
Lincoln National Corp. (a) 0.390% 12/01/10	3,400,000	3,397,753

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lincoln National Corp. (a) 0.500% 10/18/10	$2,900,000	$2,899,315
Natixis US Finance Co. LLC 0.375% 12/06/10	10,350,000	10,342,884
OGE Energy Corp. (a) 0.320% 10/07/10	3,900,000	3,899,792
ONEOK Partners (a) 0.380% 10/15/10	6,300,000	6,299,069
Royal Bank of Scotland Group (a) 0.430% 10/28/10	5,315,000	5,313,286
Ryder System, Inc. 0.370% 10/21/10	1,800,000	1,799,630
Ryder System, Inc. 0.440% 10/14/10	4,500,000	4,499,285
Safeway, Inc. 0.370% 10/20/10	6,300,000	6,298,770
South Carolina Electric & Gas 0.400% 10/04/10	6,500,000	6,499,783
Southern Power Co. (a) 0.350% 10/05/10	4,380,000	4,379,830
Stanley Black & Decker, Inc. (a) 0.420% 10/13/10	6,500,000	6,499,090
UnitedHealth Group, Inc. (a) 0.370% 10/05/10	1,280,000	1,279,947
UnitedHealth Group, Inc. (a) 0.390% 10/01/10	6,300,000	6,300,000
Virginia Electric and Power Co. 0.350% 10/22/10	6,300,000	6,298,714
Volkswagen Group of America, Inc (a) 0.460% 10/19/10	6,500,000	6,498,505
Wellpoint, Inc. (a) 0.360% 12/02/10	9,000,000	8,994,420
Wellpoint, Inc. (a) 0.500% 10/28/10	1,206,000	1,205,548
		239,973,803
Time Deposits – 0.0%
Euro Time Deposit, 0.010%, due 10/01/10	203	203
TOTAL SHORT-TERM INVESTMENTS (Cost $239,974,006)		239,974,006
TOTAL INVESTMENTS – 181.0% (Cost $751,010,959) (c)		781,304,138
Other Assets/ (Liabilities) – (81.0)%		(349,668,391)
NET ASSETS – 100.0%		$431,635,747

Notes to Portfolio of Investments
ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $212,386,095 or 49.20% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.0%
PREFERRED STOCK – 0.0%
Investment Companies – 0.0%
Special Value Expansion Fund LLC 0.000% (Acquired 8/27/07, Cost $450,000) (a) (b) (c) (d)	4,500	$357,786
TOTAL PREFERRED STOCK (Cost $450,000)		357,786
TOTAL EQUITIES (Cost $450,000)		357,786
	Principal Amount
BONDS & NOTES – 98.6%
CORPORATE DEBT – 39.9%
Advertising – 0.2%
WPP Finance 8.000% 9/15/14	$1,365,000	1,627,899
WPP Finance Corp. 5.875% 6/15/14	345,000	382,266
		2,010,165
Aerospace & Defense – 0.4%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	670,000	790,784
General Dynamics Corp. 5.250% 2/01/14	750,000	846,632
Goodrich Corp. 6.125% 3/01/19	250,000	299,031
L-3 Communications Corp. 4.750% 7/15/20	100,000	104,883
L-3 Communications Corp. 6.375% 10/15/15	725,000	747,656
Lockheed Martin Corp. 6.150% 9/01/36	155,000	183,249
United Technologies Corp. 6.125% 7/15/38	350,000	422,681
		3,394,916
Agriculture – 0.7%
Altria Group, Inc. 8.500% 11/10/13	1,850,000	2,215,277
Altria Group, Inc. 9.700% 11/10/18	330,000	446,689
Altria Group, Inc. 9.950% 11/10/38	730,000	1,051,890
BAT International Finance PLC (b) 8.125% 11/15/13	1,280,000	1,507,309
Cargill, Inc. (b) 5.200% 1/22/13	1,050,000	1,138,030
Philip Morris International, Inc. 6.375% 5/16/38	160,000	197,185
		6,556,380
Airlines – 0.0%
United Air Lines, Inc. (e) 10.110% 12/31/49	181,396	66,210
Banks – 1.9%
Bank of America Corp. 4.250% 10/01/10	315,000	315,000
Bank of America Corp. 4.500% 4/01/15	700,000	734,472
Bank of America Corp. 5.625% 7/01/20	85,000	89,820
Bank of America Corp. 5.750% 12/01/17	780,000	833,940
Bank of America Corp. 7.375% 5/15/14	700,000	804,547
Bank of America Corp. Series L 5.650% 5/01/18	460,000	487,372
Barclays Bank PLC 5.000% 9/22/16	200,000	218,826
Barclays Bank PLC 5.200% 7/10/14	405,000	448,992
Barclays Bank PLC 6.750% 5/22/19	640,000	760,555
Capital One Financial Corp. 7.375% 5/23/14	455,000	531,145
Credit Suisse AG 5.400% 1/14/20	1,410,000	1,504,129
Credit Suisse New York 5.500% 5/01/14	400,000	448,070
HSBC Bank USA 4.625% 4/01/14	1,095,000	1,173,357
HSBC Holdings PLC 6.500% 9/15/37	600,000	672,858
ICICI Bank Ltd. (b) 5.500% 3/25/15	1,115,000	1,176,457
PNC Funding Corp. 4.375% 8/11/20	1,850,000	1,892,515
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	720,000	763,827
UBS AG 5.750% 4/25/18	1,095,000	1,236,172
Wachovia Bank NA 5.850% 2/01/37	1,015,000	1,042,994
Wachovia Bank NA 6.600% 1/15/38	325,000	368,848
Wachovia Corp. 5.300% 10/15/11	405,000	424,018
Wachovia Corp. 5.750% 6/15/17	910,000	1,038,842
Wells Fargo & Co. 3.625% 4/15/15	1,110,000	1,176,997
		18,143,753
Beverages – 0.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	295,000	332,934
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	235,000	273,088
Anheuser-Busch InBev Worldwide, Inc. 6.375% 1/15/40	715,000	863,983
The Coca-Cola Co. 5.350% 11/15/17	460,000	541,521
Diageo Finance BV 3.875% 4/01/11	645,000	655,645
		2,667,171
Building Materials – 0.5%
CRH America, Inc. 8.125% 7/15/18	95,000	114,553
Lafarge SA (b) 5.500% 7/09/15	2,300,000	2,416,817
Masco Corp. 7.125% 8/15/13	840,000	895,089
Masco Corp. 7.125% 3/15/20	715,000	732,459
Owens Corning, Inc. 9.000% 6/15/19	590,000	697,912
		4,856,830
Chemicals – 1.3%
Airgas, Inc. 4.500% 9/15/14	810,000	865,091

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ashland, Inc. 9.125% 6/01/17	$420,000	$480,900
Cabot Corp. 5.000% 10/01/16	2,215,000	2,425,505
Cytec Industries, Inc. 8.950% 7/01/17	250,000	315,387
The Dow Chemical Co. 4.850% 8/15/12	545,000	576,798
The Dow Chemical Co. 5.900% 2/15/15	1,465,000	1,633,594
The Dow Chemical Co. 7.600% 5/15/14	855,000	998,677
The Dow Chemical Co. 8.550% 5/15/19	250,000	315,673
E.I. du Pont de Nemours & Co. 3.250% 1/15/15	630,000	673,884
E.I. du Pont de Nemours & Co. 5.000% 1/15/13	405,000	443,012
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	115,000	138,523
Ecolab, Inc. 4.875% 2/15/15	1,260,000	1,407,184
Ecolab, Inc. 6.875% 2/01/11	925,000	943,506
Valspar Corp. 5.625% 5/01/12	420,000	446,057
Valspar Corp. 7.250% 6/15/19	315,000	383,836
		12,047,627
Coal – 0.1%
Consol Energy, Inc. (b) 8.250% 4/01/20	590,000	644,575
Commercial Services – 1.0%
Brambles USA, Inc. (b) 3.950% 4/01/15	1,010,000	1,047,433
Deluxe Corp. 7.375% 6/01/15	120,000	123,600
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	1,780,000	1,846,784
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	250,000	262,628
Equifax, Inc. 4.450% 12/01/14	1,745,000	1,861,847
Equifax, Inc. 7.000% 7/01/37	350,000	396,918
ERAC USA Finance LLC (b) (f) 5.800% 10/15/12	1,345,000	1,452,464
ERAC USA Finance LLC (b) (f) 6.700% 6/01/34	300,000	333,101
ERAC USA Finance LLC (b) 7.000% 10/15/37	670,000	771,873
ERAC USA Finance LLC (b) 8.000% 1/15/11	925,000	942,449
		9,039,097
Computers – 0.4%
Brocade Communications Systems, Inc. (b) 6.625% 1/15/18	160,000	166,400
Brocade Communications Systems, Inc. (b) 6.875% 1/15/20	80,000	84,000
Computer Sciences Corp. 5.500% 3/15/13	555,000	603,555
Electronic Data Systems LLC 7.450% 10/15/29	300,000	401,175
EMC Corp., Convertible 1.750% 12/01/13	460,000	633,075
Hewlett-Packard Co. 5.500% 3/01/18	750,000	885,571
HP Enterprise Services LLC Series B 6.000% 8/01/13	360,000	409,161
International Business Machines Corp. 5.600% 11/30/39	600,000	690,445
		3,873,382
Cosmetics & Personal Care – 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	175,000	210,376
Diversified Financial – 4.8%
American Express Co. 6.150% 8/28/17	295,000	339,634
American Express Co. 7.250% 5/20/14	325,000	381,077
American Express Co. 8.125% 5/20/19	810,000	1,046,038
American Express Credit Corp. 7.300% 8/20/13	1,510,000	1,735,638
American General Finance Corp. 6.500% 9/15/17	350,000	276,500
The Bear Stearns Cos., Inc. 7.250% 2/01/18	925,000	1,126,775
BlackRock, Inc. 5.000% 12/10/19	580,000	639,372
BlackRock, Inc. 6.250% 9/15/17	295,000	352,752
Boeing Capital Corp. Ltd. 6.500% 2/15/12	580,000	624,952
Citigroup, Inc. 4.750% 5/19/15	1,590,000	1,672,828
Citigroup, Inc. 5.375% 8/09/20	1,100,000	1,138,095
Citigroup, Inc. 5.500% 10/15/14	610,000	661,892
Citigroup, Inc. 5.500% 2/15/17	630,000	650,525
Citigroup, Inc. 5.875% 5/29/37	835,000	831,027
Citigroup, Inc. 6.375% 8/12/14	1,000,000	1,110,476
Citigroup, Inc. 6.500% 8/19/13	765,000	845,226
Citigroup, Inc. 8.500% 5/22/19	575,000	710,896
Eaton Vance Corp. 6.500% 10/02/17	905,000	1,071,821
ERAC USA Finance LLC (b) 2.750% 7/01/13	1,100,000	1,123,762
General Electric Capital Corp. 2.800% 1/08/13	1,280,000	1,318,211
General Electric Capital Corp. 3.500% 8/13/12	1,010,000	1,050,527
General Electric Capital Corp. 5.375% 10/20/16	590,000	661,771
General Electric Capital Corp. 5.500% 1/08/20	115,000	125,799
General Electric Capital Corp. 5.900% 5/13/14	755,000	855,116
General Electric Capital Corp. 6.875% 1/10/39	1,040,000	1,194,331

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.375% 3/15/20	$950,000	$1,001,311
The Goldman Sachs Group, Inc. (f) 5.450% 11/01/12	3,360,000	3,623,639
The Goldman Sachs Group, Inc. 5.625% 1/15/17	1,700,000	1,800,200
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	364,453
The Goldman Sachs Group, Inc. 6.750% 10/01/37	300,000	311,828
HSBC Finance Corp. 6.375% 10/15/11	340,000	358,058
International Lease Finance Corp. 5.625% 9/20/13	390,000	382,688
JP Morgan Chase & Co. 4.400% 7/22/20	2,100,000	2,150,625
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,765,178
JP Morgan Chase & Co. (f) 5.375% 10/01/12	1,595,000	1,725,806
JP Morgan Chase & Co. 6.400% 5/15/38	260,000	311,070
JP Morgan Chase Capital XV Series O 5.875% 3/15/35	470,000	458,498
Lazard Group LLC 6.850% 6/15/17	450,000	481,896
Lazard Group LLC 7.125% 5/15/15	1,330,000	1,450,941
Merrill Lynch & Co., Inc. (f) 5.450% 2/05/13	1,595,000	1,712,934
Merrill Lynch & Co., Inc. 7.750% 5/14/38	400,000	463,944
Morgan Stanley 4.200% 11/20/14	1,765,000	1,829,813
Morgan Stanley 5.450% 1/09/17	330,000	348,020
Morgan Stanley Series F 6.625% 4/01/18	1,000,000	1,108,655
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	155,000	221,962
SLM Corp. 5.000% 10/01/13	425,000	416,493
TD Ameritrade Holding Corp. 4.150% 12/01/14	295,000	313,407
Textron Financial Corp. 5.125% 11/01/10	960,000	961,765
		45,108,225
Electric – 2.3%
Allegheny Energy Supply (b) 8.250% 4/15/12	325,000	350,980
Ameren Corp. 8.875% 5/15/14	910,000	1,054,177
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	260,000	306,757
CMS Energy Corp. 6.250% 2/01/20	715,000	752,730
CMS Energy Corp. 6.300% 2/01/12	145,000	151,123
CMS Energy Corp. 8.500% 4/15/11	2,300,000	2,372,942
Entergy Gulf States, Inc. 5.250% 8/01/15	565,000	565,893
Exelon Generation Co. LLC 5.200% 10/01/19	785,000	873,265
Exelon Generation Co. LLC 6.250% 10/01/39	840,000	900,405
IPALCO Enterprises, Inc. 8.625% 11/14/11	1,765,000	1,859,869
Kansas Gas & Electric Co. 5.647% 3/29/21	303,854	321,876
Kiowa Power Partners LLC (b) 4.811% 12/30/13	124,459	128,992
Mirant Mid-Atlantic LLC Series 2001 Class A 8.625% 6/30/12	214,515	220,146
Monongahela Power 6.700% 6/15/14	380,000	432,267
Nevada Power Co. Series L 5.875% 1/15/15	470,000	538,951
Nevada Power Co. Series N 6.650% 4/01/36	550,000	658,569
NRG Energy, Inc. 8.500% 6/15/19	650,000	684,937
Oncor Electric Delivery Co. 6.800% 9/01/18	60,000	73,490
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	644,986
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	603,024
PPL Energy Supply LLC 6.300% 7/15/13	630,000	701,227
Tampa Electric Co. 6.375% 8/15/12	630,000	686,585
Tenaska Oklahoma (b) 6.528% 12/30/14	268,641	264,832
TransAlta Corp. (f) 4.750% 1/15/15	1,735,000	1,882,321
TransAlta Corp. (f) 5.750% 12/15/13	1,010,000	1,121,040
TransAlta Corp. 6.650% 5/15/18	505,000	593,235
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	362,035	394,002
Tri-State Generation & Transmission Association Series 2003, Class B (b) 7.144% 7/31/33	480,000	586,428
Union Electric Co. 6.700% 2/01/19	505,000	613,967
Virginia Electric and Power Co. Series D 6.350% 11/30/37	640,000	783,116
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	445,925
		21,568,057
Electrical Components & Equipment – 0.1%
Anixter, Inc. 5.950% 3/01/15	600,000	589,500
Electronics – 0.4%
Amphenol Corp. 4.750% 11/15/14	1,095,000	1,187,984
Arrow Electronics, Inc. 6.000% 4/01/20	725,000	781,515
Avnet, Inc. 5.875% 3/15/14	2,015,000	2,197,916
		4,167,415

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment – 0.2%
International Game Technology 5.500% 6/15/20	$550,000	$589,655
Peninsula Gaming LLC 8.375% 8/15/15	1,085,000	1,128,400
		1,718,055
Environmental Controls – 0.6%
Allied Waste North America, Inc. 6.500% 11/15/10	1,065,000	1,072,004
Allied Waste North America, Inc. 6.875% 6/01/17	1,975,000	2,179,906
Allied Waste North America, Inc. Series B 5.750% 2/15/11	695,000	705,927
Republic Services, Inc. 5.000% 3/01/20	1,095,000	1,192,007
Republic Services, Inc. 5.250% 11/15/21	435,000	480,618
Waste Management, Inc. 6.100% 3/15/18	90,000	104,551
		5,735,013
Foods – 1.0%
ConAgra Foods, Inc. 7.000% 4/15/19	465,000	580,202
Delhaize America, Inc. 9.000% 4/15/31	855,000	1,208,350
General Mills, Inc. 5.400% 6/15/40	800,000	876,820
Kellogg Co. 5.125% 12/03/12	715,000	776,850
Kraft Foods, Inc. 4.125% 2/09/16	1,100,000	1,189,870
Kraft Foods, Inc. 5.375% 2/10/20	1,140,000	1,273,436
Kraft Foods, Inc. 6.500% 2/09/40	1,215,000	1,422,602
Kraft Foods, Inc. 6.750% 2/19/14	1,050,000	1,220,946
The Kroger Co. 7.500% 1/15/14	305,000	360,431
Ralcorp Holdings, Inc. 4.950% 8/15/20	600,000	626,115
Sara Lee Corp. 3.875% 6/15/13	175,000	185,906
		9,721,528
Forest Products & Paper – 0.5%
International Paper Co. 7.300% 11/15/39	765,000	856,411
International Paper Co. 9.375% 5/15/19	200,000	259,457
The Mead Corp. 7.550% 3/01/47	1,030,000	971,817
Rock-Tenn Co. 5.625% 3/15/13	120,000	122,700
Rock-Tenn Co. 8.200% 8/15/11	495,000	517,894
Rock-Tenn Co. 9.250% 3/15/16	1,166,000	1,279,685
Verso Paper Holdings LLC 11.500% 7/01/14	355,000	388,725
		4,396,689
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	475,000	523,786
Southwest Gas Corp. 8.375% 2/15/11	255,000	261,578
		785,364
Hand & Machine Tools – 0.2%
Black & Decker Corp. 8.950% 4/15/14	420,000	517,690
Kennametal, Inc. 7.200% 6/15/12	859,000	892,520
		1,410,210
Health Care — Products – 0.7%
Beckman Coulter, Inc. 6.000% 6/01/15	495,000	565,760
Beckman Coulter, Inc. 7.000% 6/01/19	395,000	481,920
Boston Scientific Corp. 4.500% 1/15/15	2,650,000	2,710,899
Boston Scientific Corp. 6.000% 1/15/20	650,000	693,250
Covidien International Finance SA 5.450% 10/15/12	840,000	914,599
Covidien International Finance SA 6.550% 10/15/37	460,000	574,803
Johnson & Johnson 5.850% 7/15/38	175,000	212,552
		6,153,783
Health Care — Services – 0.4%
CIGNA Corp. 5.125% 6/15/20	450,000	486,193
Roche Holdings, Inc. (b) 5.000% 3/01/14	630,000	704,378
Roche Holdings, Inc. (b) 6.000% 3/01/19	170,000	205,949
Roche Holdings, Inc. (b) 7.000% 3/01/39	680,000	911,919
WellPoint, Inc. 4.350% 8/15/20	1,185,000	1,228,253
		3,536,692
Holding Company — Diversified – 0.4%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	725,000	805,284
Kansas City Southern Railway 13.000% 12/15/13	913,000	1,105,871
Leucadia National Corp. (f) 7.750% 8/15/13	1,680,000	1,780,800
		3,691,955
Home Builders – 0.2%
Plute Group, Inc. 6.250% 2/15/13	1,940,000	2,037,000
Home Furnishing – 0.2%
Whirlpool Corp. 6.125% 6/15/11	1,595,000	1,650,220
Whirlpool Corp. 8.600% 5/01/14	220,000	261,950
		1,912,170
Household Products – 0.2%
Fortune Brands, Inc. 3.000% 6/01/12	2,025,000	2,062,309
Housewares – 0.0%
Toro Co. 7.800% 6/15/27	235,000	248,768
Insurance – 1.6%
Aflac, Inc. 8.500% 5/15/19	285,000	362,645
The Allstate Corp. 5.550% 5/09/35	630,000	658,390
The Allstate Corp. 7.450% 5/16/19	90,000	112,442
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	745,000	822,292
Berkshire Hathaway, Inc. 3.200% 2/11/15	2,060,000	2,184,673
CNA Financial Corp. 7.350% 11/15/19	670,000	753,302
Hartford Financial Services Group, Inc. 5.375% 3/15/17	2,100,000	2,171,152

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lincoln National Corp. 4.300% 6/15/15	$425,000	$450,585
Lincoln National Corp. 6.300% 10/09/37	335,000	349,734
Lincoln National Corp. 7.000% 6/15/40	1,040,000	1,184,844
Lincoln National Corp. 8.750% 7/01/19	670,000	861,862
MetLife Global Funding I (b) 2.875% 9/17/12	1,050,000	1,082,886
MetLife, Inc. Series A 6.817% 8/15/18	145,000	174,937
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	381,674
Prudential Financial, Inc. 3.625% 9/17/12	925,000	961,269
Prudential Financial, Inc. 3.875% 1/14/15	615,000	646,070
Prudential Financial, Inc. 4.750% 9/17/15	1,220,000	1,319,391
The Travelers Cos., Inc. 6.250% 6/15/37	550,000	651,569
		15,129,717
Investment Companies – 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	240,000	265,162
Iron & Steel – 1.6%
AK Steel Corp. 7.625% 5/15/20	115,000	116,438
Allegheny Technologies, Inc. 8.375% 12/15/11	280,000	295,006
Allegheny Technologies, Inc. 9.375% 6/01/19	220,000	265,886
ArcelorMittal 3.750% 8/05/15	1,050,000	1,061,215
ArcelorMittal 5.250% 8/05/20	1,200,000	1,209,356
ArcelorMittal 7.000% 10/15/39	1,440,000	1,471,064
ArcelorMittal 9.000% 2/15/15	2,010,000	2,425,632
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	1,985,085
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,695,000	1,696,881
Steel Dynamics, Inc. (f) 7.375% 11/01/12	3,745,000	4,002,469
		14,529,032
Lodging – 0.4%
Choice Hotels International, Inc. 5.700% 8/28/20	1,100,000	1,110,685
Marriott International, Inc. 5.810% 11/10/15	300,000	332,820
Marriott International, Inc. 6.200% 6/15/16	945,000	1,062,532
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	44,000	46,805
Wyndham Worldwide Corp. 6.000% 12/01/16	800,000	834,579
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (b) 7.750% 8/15/20	750,000	791,250
		4,178,671
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	1,017,000	1,047,510
Roper Industries, Inc. 6.625% 8/15/13	765,000	864,487
		1,911,997
Manufacturing – 1.1%
Cooper US, Inc. 6.100% 7/01/17	535,000	630,908
General Electric Co. 5.250% 12/06/17	335,000	377,042
Illinois Tool Works, Inc. 5.150% 4/01/14	550,000	624,183
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	376,424
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	590,000	730,028
ITT Corp. 4.900% 5/01/14	470,000	517,291
ITT Corp. 6.125% 5/01/19	470,000	554,191
Siemens Financieringsmaatschappij NV (b) 5.750% 10/17/16	840,000	989,068
Textron, Inc. 6.200% 3/15/15	1,050,000	1,167,846
Textron, Inc. 7.250% 10/01/19	730,000	864,603
Tyco Electronics Group SA 6.000% 10/01/12	830,000	897,567
Tyco Electronics Group SA 6.550% 10/01/17	275,000	321,641
Tyco Electronics Group SA 7.125% 10/01/37	335,000	395,789
Tyco International Finance SA 4.125% 10/15/14	925,000	1,006,800
Tyco International Finance SA 8.500% 1/15/19	330,000	437,390
Tyco International Group SA 6.875% 1/15/21	510,000	634,143
		10,524,914
Media – 1.6%
CBS Corp. 6.625% 5/15/11	74,000	76,537
CBS Corp. 7.875% 7/30/30	315,000	379,168
Comcast Corp. 6.400% 5/15/38	190,000	210,133
Comcast Corp. 6.500% 1/15/15	335,000	392,787
Comcast Corp. 6.950% 8/15/37	515,000	603,884
Cox Communications, Inc. 6.750% 3/15/11	400,000	410,658
DirecTV Holdings LLC / DirecTV Financing Co., Inc. 5.875% 10/01/19	1,260,000	1,430,081
McGraw-Hill Cos., Inc. 5.375% 11/15/12	630,000	668,524
NBC Universal, Inc. (b) 5.150% 4/30/20	1,010,000	1,090,725
NBC Universal, Inc. (b) 6.400% 4/30/40	65,000	70,773
News America, Inc. 6.900% 8/15/39	420,000	494,944

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Scholastic Corp. 5.000% 4/15/13	$1,680,000	$1,680,000
Thomson Corp. 5.700% 10/01/14	1,250,000	1,433,866
Thomson Reuters Corp. 5.950% 7/15/13	335,000	376,104
Time Warner Cable, Inc. 5.400% 7/02/12	290,000	310,696
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,136,652
Time Warner Cable, Inc. 7.500% 4/01/14	590,000	695,398
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	96,831
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	429,193
Time Warner, Inc. 4.700% 1/15/21	650,000	688,731
Time Warner, Inc. 5.875% 11/15/16	710,000	826,753
Time Warner, Inc. 6.100% 7/15/40	650,000	699,935
Viacom, Inc. 6.250% 4/30/16	265,000	310,838
		14,513,211
Metal Fabricate & Hardware – 0.1%
The Timken Co. 6.000% 9/15/14	875,000	972,933
Mining – 1.7%
Alcoa, Inc. 6.150% 8/15/20	70,000	71,970
Corporacion Nacional del Cobre de Chile (b) 5.500% 10/15/13	420,000	462,664
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,280,000	1,428,800
Freeport-McMoRan Corp. 8.750% 6/01/11	1,010,000	1,057,390
Newmont Mining Corp. 5.125% 10/01/19	960,000	1,073,919
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	805,000	897,228
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	610,000	851,243
Teck Resources Ltd. 7.000% 9/15/12	335,000	361,346
Teck Resources Ltd. 9.750% 5/15/14	1,730,000	2,132,948
Teck Resources Ltd. 10.250% 5/15/16	840,000	1,020,600
Teck Resources Ltd. 10.750% 5/15/19	545,000	686,319
Vale Overseas Ltd. 5.625% 9/15/19	1,095,000	1,207,146
Vale Overseas Ltd. 6.250% 1/11/16	770,000	872,298
Vale Overseas Ltd. 6.250% 1/23/17	380,000	434,973
Vale Overseas Ltd. 6.875% 11/10/39	1,670,000	1,913,755
Vale Overseas Ltd. 7.750% 5/15/12	1,680,000	1,827,932
		16,300,531
Office Equipment/Supplies – 0.3%
Xerox Corp. 4.250% 2/15/15	475,000	510,006
Xerox Corp. 5.500% 5/15/12	295,000	313,885
Xerox Corp. 5.625% 12/15/19	85,000	95,138
Xerox Corp. (f) 8.250% 5/15/14	1,260,000	1,510,702
		2,429,731
Office Furnishings – 0.3%
Steelcase, Inc. 6.500% 8/15/11	2,355,000	2,424,463
Oil & Gas – 2.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,000,000	2,203,910
Cenovus Energy, Inc. 4.500% 9/15/14	1,135,000	1,249,486
Cenovus Energy, Inc. 5.700% 10/15/19	540,000	632,780
Cenovus Energy, Inc. 6.750% 11/15/39	545,000	658,016
ConocoPhillips 6.500% 2/01/39	475,000	594,965
Devon Energy Corp. 6.300% 1/15/19	260,000	314,614
EQT Corp. 8.125% 6/01/19	690,000	855,463
Mobil Corp. (f) 8.625% 8/15/21	840,000	1,200,536
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	400,000	454,000
Motiva Enterprises LLC (b) 5.750% 1/15/20	820,000	937,863
Motiva Enterprises LLC (b) 6.850% 1/15/40	655,000	785,042
Noble Holding International Ltd. 7.375% 3/15/14	870,000	1,018,324
Pemex Project Funding Master Trust (f) 6.625% 6/15/35	140,000	152,940
Petroleos Mexicanos (b) 5.500% 1/21/21	1,190,000	1,267,350
Pioneer Natural Resources Co. 5.875% 7/15/16	1,150,000	1,187,802
Pioneer Natural Resources Co. 7.500% 1/15/20	1,050,000	1,155,418
Shell International Finance 5.625% 6/27/11	65,000	67,487
Shell International Finance BV 5.500% 3/25/40	325,000	372,053
Talisman Energy, Inc. 7.750% 6/01/19	545,000	695,677
Tesoro Corp. 6.500% 6/01/17	275,000	270,875
Transocean, Inc., Convertible 1.500% 12/15/37	460,000	450,225
Valero Energy Corp. 4.500% 2/01/15	925,000	988,704
Valero Energy Corp. 6.125% 2/01/20	800,000	871,924
XTO Energy, Inc. 4.900% 2/01/14	840,000	942,197
		19,327,651
Oil & Gas Services – 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	800,000	833,190
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	175,000	167,562
		1,000,752
Packaging & Containers – 0.9%
Ball Corp. 7.125% 9/01/16	1,150,000	1,242,000
Bemis Co., Inc. 6.800% 8/01/19	840,000	1,001,613
Packaging Corporation of America 5.750% 8/01/13	848,000	916,974

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pactiv Corp. 6.400% 1/15/18	$799,000	$809,372
Sealed Air Corp. (b) 5.625% 7/15/13	1,260,000	1,344,896
Sealed Air Corp. (b) 6.875% 7/15/33	200,000	189,541
Sealed Air Corp. 7.875% 6/15/17	1,050,000	1,137,548
Sonoco Products Co. 6.500% 11/15/13	1,260,000	1,409,267
		8,051,211
Pharmaceuticals – 0.5%
Abbott Laboratories 5.300% 5/27/40	330,000	358,133
Abbott Laboratories 5.600% 11/30/17	380,000	453,212
Eli Lilly & Co. 5.950% 11/15/37	175,000	204,995
Mead Johnson Nutrition Co. 4.900% 11/01/19	1,010,000	1,110,829
Mead Johnson Nutrition Co. 5.900% 11/01/39	590,000	665,006
Merck & Co., Inc. 5.850% 6/30/39	180,000	216,640
Mylan, Inc. (b) 7.625% 7/15/17	550,000	585,063
Pfizer, Inc. 7.200% 3/15/39	395,000	537,404
Wyeth 6.000% 2/15/36	360,000	423,536
		4,554,818
Pipelines – 2.2%
Boardwalk Pipelines LLC 5.500% 2/01/17	200,000	218,599
CenterPoint Energy Resources Corp. 6.125% 11/01/17	840,000	973,240
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	885,000	933,303
DCP Midstream LLC (b) 9.750% 3/15/19	35,000	46,573
Enbridge, Inc. 5.800% 6/15/14	1,010,000	1,156,201
Energy Transfer Partners LP 9.700% 3/15/19	1,050,000	1,392,985
Enogex LLC (b) 6.875% 7/15/14	1,595,000	1,792,424
Enterprise Products Operating LP 7.500% 2/01/11	165,000	168,413
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	190,000	205,912
Kern River Funding Corp. (b) 4.893% 4/30/18	618,088	697,349
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	208,682
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	161,937
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	199,225
Magellan Midstream Partners LP 6.550% 7/15/19	560,000	668,911
NGPL PipeCo LLC (b) 6.514% 12/15/12	2,000,000	2,126,876
Plains All American Pipeline LP 4.250% 9/01/12	1,430,000	1,491,507
Plains All American Pipeline LP 5.625% 12/15/13	495,000	541,335
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	630,000	684,448
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	415,000	457,531
Southern Natural Gas Co. (b) 5.900% 4/01/17	310,000	340,269
Texas Eastern Transmission LP (b) 6.000% 9/15/17	230,000	266,580
TransCanada PipeLines Ltd. 6.200% 10/15/37	130,000	145,935
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	505,000	566,129
The Williams Cos., Inc. FRN (b) (f) 2.533% 10/01/10	3,110,000	3,110,000
Williams Partners LP 5.250% 3/15/20	1,415,000	1,538,211
		20,092,575
Real Estate – 0.1%
AMB Property LP 4.500% 8/15/17	760,000	768,130
Brookfield Asset Management, Inc. 7.125% 6/15/12	460,000	494,548
		1,262,678
Real Estate Investment Trusts (REITS) – 0.6%
Boston Properties LP 5.000% 6/01/15	170,000	186,211
Mack-Cali Realty LP 7.750% 8/15/19	515,000	612,899
ProLogis 5.625% 11/15/16	2,170,000	2,089,159
Senior Housing Properties Trust 8.625% 1/15/12	105,000	110,775
Simon Property Group LP 4.200% 2/01/15	190,000	203,875
Simon Property Group LP 4.375% 3/01/21	1,775,000	1,799,357
Simon Property Group LP 5.650% 2/01/20	590,000	657,803
		5,660,079
Retail – 0.8%
CVS Caremark Corp. 6.125% 9/15/39	560,000	618,203
CVS Pass-Through Trust (b) 7.507% 1/10/32	9,891	11,606
J.C. Penney Co., Inc. 5.650% 6/01/20	1,400,000	1,426,250
J.C. Penney Corp., Inc. 7.950% 4/01/17	135,000	151,538
Lowe's Cos., Inc. 5.600% 9/15/12	355,000	386,805
Macy's Retail Holdings, Inc. 7.500% 6/01/15	260,000	286,000
McDonald's Corp. 6.300% 10/15/37	400,000	498,081
Nordstrom, Inc. 6.750% 6/01/14	250,000	293,113
Staples, Inc. 9.750% 1/15/14	1,050,000	1,300,158
Target Corp. 7.000% 1/15/38	475,000	612,503
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	880,121
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	642,707
		7,107,085

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Savings & Loans – 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	$1,175,000	$1,218,926
Washington Mutual Bank (e) 5.650% 8/15/14	1,125,000	2,250
		1,221,176
Software – 0.8%
CA, Inc. 5.375% 12/01/19	355,000	385,851
Fiserv, Inc. 6.125% 11/20/12	1,973,000	2,153,119
Microsoft Corp. 3.000% 10/01/20	1,600,000	1,595,878
Microsoft Corp. 4.500% 10/01/40	1,200,000	1,192,159
Oracle Corp. (b) 3.875% 7/15/20	750,000	785,125
Oracle Corp. (b) 5.375% 7/15/40	650,000	699,126
Oracle Corp. 6.125% 7/08/39	895,000	1,064,619
		7,875,877
Storage & Warehousing – 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (b) 8.875% 3/15/18	1,780,000	1,904,600
Telecommunications – 2.5%
America Movil SAB de CV 5.000% 3/30/20	500,000	539,268
America Movil SAB de CV 6.125% 3/30/40	525,000	584,425
American Tower Corp. 5.050% 9/01/20	2,020,000	2,068,876
AT&T, Inc. 6.500% 9/01/37	1,135,000	1,313,142
British Telecom PLC STEP 9.875% 12/15/30	495,000	689,220
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	870,000	1,029,507
CenturyLink, Inc. 5.500% 4/01/13	840,000	884,053
CenturyLink, Inc. 6.150% 9/15/19	560,000	572,838
Cisco Systems, Inc. 5.500% 1/15/40	345,000	379,266
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	475,000	665,120
Embarq Corp. 7.082% 6/01/16	780,000	866,896
Embarq Corp. 7.995% 6/01/36	145,000	154,168
Qwest Corp. 7.875% 9/01/11	965,000	1,021,694
Qwest Corp. 8.875% 3/15/12	2,295,000	2,518,762
Rogers Communications, Inc. 5.500% 3/15/14	190,000	212,989
Rogers Communications, Inc. 6.375% 3/01/14	345,000	397,436
Rogers Communications, Inc. 7.500% 8/15/38	50,000	65,491
Telecom Italia Capital 6.000% 9/30/34	115,000	108,485
Telecom Italia Capital 6.175% 6/18/14	910,000	1,003,539
Verizon Communications, Inc. 7.350% 4/01/39	420,000	539,307
Verizon Communications, Inc. 8.750% 11/01/18	1,275,000	1,734,919
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	322,768
Verizon New England, Inc. 6.500% 9/15/11	615,000	646,628
Virgin Media Secured Finance PLC 6.500% 1/15/18	1,830,000	1,930,650
Windstream Corp. (f) 7.875% 11/01/17	1,100,000	1,146,750
Windstream Corp. (f) 8.125% 8/01/13	2,100,000	2,278,500
		23,674,697
Textiles – 0.0%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	210,000	223,125
Transportation – 0.7%
Bristow Group, Inc. (f) 7.500% 9/15/17	2,660,000	2,726,500
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	824,714
Canadian National Railway Co. 5.850% 11/15/17	200,000	236,714
Canadian National Railway Co. 6.375% 11/15/37	275,000	343,301
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,010,000	1,249,818
CSX Corp. (f) 7.250% 5/01/27	50,000	60,912
Ryder System, Inc. 5.000% 6/15/12	460,000	485,403
Union Pacific Corp. 4.000% 2/01/21	500,000	518,060
Union Pacific Corp. 5.375% 6/01/33	520,000	541,426
		6,986,848
Trucking & Leasing – 0.3%
GATX Corp. 4.750% 10/01/12	1,135,000	1,193,065
GATX Corp. 4.750% 5/15/15	315,000	336,797
GATX Corp. 8.750% 5/15/14	1,145,000	1,352,410
		2,882,272
TOTAL CORPORATE DEBT (Cost $341,300,655)		373,359,021
MUNICIPAL OBLIGATIONS – 0.5%
Access Group, Inc., Delaware 1.150% 9/01/37	820,000	750,300
North Texas Tollway Authority 6.718% 1/01/49	2,015,000	2,199,937
State of California 5.950% 4/01/16	410,000	450,758
State of California 7.550% 4/01/39	120,000	130,501
Tennessee Valley Authority 5.250% 9/15/39	750,000	869,931
		4,401,427
TOTAL MUNICIPAL OBLIGATIONS (Cost $4,028,341)		4,401,427

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 9.6%
Automobile ABS – 0.9%
Avis Budge Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (b) 0.477% 3/20/12	$2,820,000	$2,816,541
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (b) 0.397% 8/20/13	1,305,000	1,238,213
Bank of America Auto Trust, Series 2009-3A, Class A2 (b) 0.890% 4/15/12	608,280	608,790
Bank of America Auto Trust, Series 2009-1A, Class A2 (b) 1.700% 12/15/11	124,966	125,011
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	676,491	677,371
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	650,000	651,264
USAA Auto Owner Trust, Series 2009-2, Class A2 0.740% 3/15/12	626,159	626,448
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	46,182	46,242
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (b) 1.750% 12/17/12	1,278,698	1,279,667
		8,069,547
Commercial MBS – 5.1%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.934% 2/10/51	2,040,000	2,188,960
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	2,310,000	2,466,295
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	1,555,000	1,677,337
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,345,000	1,451,284
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,115,000	1,145,066
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	840,000	862,585
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4 VRN 5.405% 12/11/40	420,000	466,291
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	2,480,000	2,720,422
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	590,000	636,773
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/13/50	2,100,000	2,240,412
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,535,000	1,572,945
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.814% 12/10/49	1,410,000	1,521,935
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	1,725,000	1,822,708
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4 VRN 5.609% 2/15/39	1,145,000	1,259,880
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.422% 2/15/41	1,385,000	683,849
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	800,000	847,913
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.080% 7/10/38	579,000	634,315
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN (f) 5.404% 5/15/41	2,880,000	3,090,311
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,240,000	1,319,119
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 VRN 5.481% 12/12/44	1,040,000	1,118,913

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4 VRN 5.291% 1/12/44	$440,000	$478,719
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	1,060,000	1,090,777
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,520,000	2,639,315
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.908% 6/12/46	1,305,000	1,454,225
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	2,100,000	2,202,809
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,935,000	2,017,944
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.458% 1/11/43	1,680,000	1,889,219
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN (f) 6.043% 8/15/39	3,005,000	3,331,200
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,240,000	1,228,417
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (f) 6.057% 2/15/51	2,060,000	2,151,401
		48,211,339
Home Equity ABS – 0.9%
ACE Securities Corp., Series 2005-SD1, Class A1 FRN 0.656% 11/25/50	166,345	159,161
Asset-Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.616% 7/25/35	1,091,134	1,024,809
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M1 FRN 0.756% 1/25/36	475,000	378,072
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.786% 1/25/35	863,271	815,731
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.846% 12/25/34	373,272	338,667
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.486% 9/25/34	904,485	843,073
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A4M FRN 0.636% 1/25/36	786,865	714,611
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3 FRN 0.916% 3/25/35	1,425,000	1,026,440
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.856% 2/25/35	821,119	749,015
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.366% 7/25/37	1,240,566	1,193,589
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.706% 3/25/35	925,000	763,964
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	1,873	1,791
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.656% 10/25/35	1,050,000	801,059
		8,809,982
Student Loans ABS – 1.9%
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1 FRN 0.686% 7/25/35	864,665	491,097
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.356% 5/25/36	411,315	393,050
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.299% 3/28/17	1,670,776	1,659,320
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 5.270% 1/25/47	674,000	662,114
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 5.448% 1/25/47	625,000	613,978
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	1,500,000	1,259,702
DB Master Finance LLC, Series 2006-1, Class A2 (b) 5.779% 6/20/31	875,000	868,437
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.592% 12/15/17	1,157,598	1,157,435

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 0.000% 3/25/42	$800,000	$722,000
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.848% 11/25/44	1,150,000	896,516
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.296% 6/25/25	887,842	868,494
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.406% 2/25/26	1,080,142	1,069,154
Newport Waves CDO (Acquired 3/30/07, Cost $1,269,023), Series 2007-1A, Class A3LS FRN (b) (d) 0.891% 6/20/14	1,175,000	553,895
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 0.000% 1/28/47	850,000	535,500
Pennsylvania Higher Education Assistance Agency, Series 2004 A-1, Class B-1 FRN 0.056% 4/25/44	1,275,000	994,500
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 0.000% 12/15/16	780,000	778,496
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 0.000% 1/27/42	715,000	697,125
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 0.000% 12/17/46	1,525,000	1,220,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.678% 10/28/28	550,335	542,581
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.882% 3/15/38	960,915	795,128
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.100% 12/15/16	350,000	349,325
Student Loan Consolidation Center, Series 2002-2, Class B2 FRN (b) 0.000% 7/01/42	870,000	641,625
		17,769,472
WL Collateral CMO – 0.8%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.337% 7/20/36	159,232	155,696
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.021% 8/25/34	237,209	209,377
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	46,215	40,219
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.287% 9/25/33	27,136	22,666
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.923% 8/25/34	49,418	45,546
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.447% 1/19/38	881,214	530,520
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.366% 5/25/37	789,912	392,246
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.988% 8/25/34	117,131	88,127
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.506% 8/25/36	290,150	211,787
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.799% 7/25/33	9,061	8,758
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.569% 2/25/34	18,321	16,798
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.406% 2/25/34	946	860
Morgan Stanley Reremic Trust 3.000% 7/17/56	4,211,803	4,213,109
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.436% 6/25/46	1,697,224	665,679
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.446% 4/25/46	1,037,948	544,819
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.986% 3/25/34	79,429	70,964
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.770% 4/25/44	213,032	158,730
		7,375,901

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.695% 6/25/32	$74,640	$64,801
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $89,248,086)		90,301,042
SOVEREIGN DEBT OBLIGATIONS – 0.8%
Colombia Government International Bond 7.375% 3/18/19	725,000	917,125
Peruvian Government International Bond 6.550% 3/14/37	405,000	491,063
Poland Government International Bond 6.375% 7/15/19	690,000	812,937
Province of Quebec Canada 7.500% 9/15/29	390,000	568,229
Republic of Brazil International Bond 5.625% 1/07/41	1,315,000	1,443,212
Rebublic of Brazil International Bond 5.875% 1/15/19	876,000	1,027,110
United Mexican States 5.125% 1/15/20	850,000	949,875
United Mexican States 6.750% 9/27/34	685,000	851,113
		7,060,664
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,299,596)		7,060,664
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 33.8%
Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	256,807	290,337
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	207,980	237,770
		528,107
Pass-Through Securities – 33.7%
Federal Home Loan Mortgage Corp.
Pool #G08330 4.500% 1/01/39	28,059	29,190
Pool #A84097 4.500% 1/01/39	26,129	27,183
Pool #G05167 4.500% 2/01/39	849,243	883,478
Pool #A84432 4.500% 2/01/39	748,826	779,013
Pool #A84277 4.500% 2/01/39	34,273	35,654
Pool #A85612 4.500% 4/01/39	560,184	582,767
Pool #G05695 4.500% 11/01/39	7,512,441	7,815,286
Pool #A90421 4.500% 12/01/39	290,271	301,973
Pool #A90764 4.500% 1/01/40	134,766	140,198
Pool #A90988 4.500% 2/01/40	1,141,886	1,187,919
Pool #G05849 4.500% 5/01/40	44,851,385	46,659,456
Pool #A92240 4.500% 5/01/40	7,102,842	7,389,176
Pool #C01283 5.500% 11/01/31	318,918	341,964
Pool #E85389 6.000% 9/01/16	89,556	96,507
Pool #G11431 6.000% 2/01/18	55,804	60,197
Pool #E85301 6.500% 9/01/16	117,173	128,323
Pool #E85032 6.500% 9/01/16	26,471	28,810
Pool #E85409 6.500% 9/01/16	140,661	153,550
Pool #C01079 7.500% 10/01/30	8,218	9,441
Pool #C01135 7.500% 2/01/31	31,208	35,847
Pool #554904 9.000% 3/01/17	418	470
Federal National Mortgage Association
Pool #775539 2.489% 5/01/34	309,761	324,084
Pool #725692 2.505% 10/01/33	635,208	665,375
Pool #888586 2.974% 10/01/34	732,275	770,154
Pool #254863 4.000% 8/01/13	37,630	39,307
Pool #AA3051 4.000% 4/01/24	500,000	523,067
Pool #AC3004 4.000% 9/01/24	4,000,002	4,180,783
Pool #AC8539 4.000% 12/01/24	414,871	433,621
Pool #AC6939 4.000% 12/01/24	235,976	246,641
Pool #AC7686 4.000% 12/01/24	98,300	102,742
Pool #932359 4.000% 1/01/25	342,948	358,447
Pool #AC8929 4.000% 1/01/25	383,171	400,489
Pool #AD1745 4.000% 1/01/25	1,853,038	1,936,786
Pool #AD1149 4.000% 1/01/25	69,211	72,339
Pool #926190 4.000% 2/01/25	1,913,692	1,999,584
Pool #932557 4.000% 2/01/25	1,274,475	1,331,677
Pool #932559 4.000% 2/01/25	257,419	268,973
Pool #AA5289 4.000% 2/01/25	126,679	132,405
Pool #AC9708 4.000% 2/01/25	187,213	195,674
Pool #AD1017 4.000% 2/01/25	959,795	1,002,873
Pool #AD2103 4.000% 2/01/25	344,451	360,018
Pool #AD2761 4.000% 2/01/25	1,775,135	1,854,808
Pool #AD3689 4.000% 2/01/25	965,563	1,009,503
Pool #AD4538 4.000% 3/01/25	47,496	49,628
Pool #AD4775 4.000% 3/01/25	510,213	533,272
Pool #932659 4.000% 3/01/25	946,066	988,528
Pool #AC6707 4.000% 3/01/25	798,255	834,333
Pool #AC9740 4.000% 3/01/25	512,785	535,960
Pool #AD2331 4.000% 3/01/25	1,020,108	1,065,894
Pool #AD2344 4.000% 3/01/25	99,692	104,167
Pool #AD2351 4.000% 3/01/25	2,902,937	3,033,229
Pool #AD2717 4.000% 3/01/25	489,481	511,451
Pool #AD2718 4.000% 3/01/25	289,615	302,614

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD4639 4.000% 4/01/25	$2,950,243	$3,082,658
Pool #AD3828 4.000% 4/01/25	80,469	84,080
Pool #AD4105 4.000% 5/01/25	123,604	129,151
Pool #AD4088 4.000% 5/01/25	486,481	508,315
Pool #AD2488 4.000% 5/01/25	606,717	633,948
Pool #AD3541 4.000% 5/01/25	693,450	724,574
Pool #AD5081 4.000% 5/01/25	488,899	510,843
Pool #AD5770 4.000% 5/01/25	2,741,083	2,864,110
Pool #AD6583 4.000% 5/01/25	1,964,001	2,052,151
Pool #AD7034 4.000% 5/01/25	1,065,041	1,112,843
Pool #AD4701 4.000% 6/01/25	979,649	1,023,619
Pool #AC6715 4.000% 6/01/25	2,275,424	2,377,551
Pool #AC8324 4.000% 6/01/25	2,488,952	2,600,663
Pool #AD3583 4.000% 6/01/25	40,302	42,111
Pool #AD3388 4.000% 6/01/25	2,789,177	2,914,363
Pool #AD5556 4.000% 6/01/25	2,933,109	3,064,755
Pool #AD5567 4.000% 6/01/25	185,175	193,486
Pool #AD5811 4.000% 6/01/25	2,794,322	2,919,739
Pool #AD6585 4.000% 6/01/25	1,906,859	1,992,445
Pool #AD7349 4.000% 6/01/25	1,973,492	2,062,068
Pool #AD7551 4.000% 6/01/25	4,847,044	5,064,593
Pool #AD7542 4.000% 6/01/25	2,954,983	3,087,610
Pool #AD7661 4.000% 6/01/25	977,660	1,021,540
Pool #AD7885 4.000% 6/01/25	3,307,553	3,456,005
Pool #AD8900 4.000% 6/01/25	187,360	195,769
Pool #AD8912 4.000% 6/01/25	2,232,786	2,332,999
Pool #AD8232 4.000% 6/01/25	4,656,488	4,865,484
Pool #AD3666 4.000% 6/01/25	1,879,599	1,964,548
Pool #AD3979 4.000% 6/01/25	1,478,092	1,544,433
Pool #AD3975 4.000% 6/01/25	2,928,370	3,059,804
Pool #AD3992 4.000% 7/01/25	1,176,572	1,229,748
Pool #AD6018 4.000% 7/01/25	986,176	1,030,438
Pool #AD7740 4.000% 7/01/25	340,026	355,287
Pool #AD8145 4.000% 7/01/25	987,397	1,031,714
Pool #AD3987 4.000% 7/01/25	1,954,288	2,042,002
Pool #254597 4.500% 11/01/12	96,720	98,878
Pool #254646 4.500% 1/01/13	96,633	101,627
Pool #254659 4.500% 2/01/13	796,660	837,832
Pool #254681 4.500% 3/01/13	3,101,552	3,176,840
Pool #254717 4.500% 4/01/13	3,719,236	3,813,154
Pool #254756 4.500% 5/01/13	2,640,117	2,709,363
Pool #254758 4.500% 6/01/13	3,817,882	3,918,013
Pool #254806 4.500% 7/01/13	3,721,060	3,913,363
Pool #762800 4.500% 8/01/13	20,464	20,980
Pool #254864 4.500% 8/01/13	8,943,571	9,405,772
Pool #763017 4.500% 9/01/13	2,435,290	2,561,145
Pool #768006 4.500% 9/01/13	6,514,615	6,851,288
Pool #768007 4.500% 9/01/13	2,264,416	2,381,440
Pool #254914 4.500% 9/01/13	1,380,456	1,420,697
Pool #254958 4.500% 10/01/13	2,043,533	2,149,142
Pool #745570 4.500% 10/01/13	64,769	68,116
Pool #254989 4.500% 11/01/13	701,434	723,263
Pool #255040 4.500% 12/01/13	1,403,674	1,476,216
Pool #735395 4.500% 12/01/13	168,713	173,467
Pool #255088 4.500% 1/01/14	251,300	259,792
Pool #255115 4.500% 2/01/14	566,385	586,088
Pool #890118 4.500% 3/01/14	7,094,472	7,461,112
Pool #255175 4.500% 3/01/14	4,298,500	4,452,297
Pool #357523 4.500% 3/01/14	13,206	13,704
Pool #255204 4.500% 4/01/14	121,838	126,316
Pool #255236 4.500% 5/01/14	2,860,119	2,968,036
Pool #255291 4.500% 6/01/14	99,439	103,289
Pool #255323 4.500% 7/01/14	3,624,459	3,768,393
Pool #255354 4.500% 8/01/14	569,459	592,081
Pool #255431 4.500% 9/01/14	245,606	255,852
Pool #255450 4.500% 10/01/14	786,027	820,263
Pool #735023 4.500% 11/01/14	261,274	269,404
Pool #255586 4.500% 1/01/15	619,556	647,770
Pool #829751 4.500% 4/01/15	1,006,760	1,040,735
Pool #255730 4.500% 5/01/15	211,719	222,205
Pool #255938 4.500% 11/01/15	111,681	117,746
Pool #256111 4.500% 2/01/16	420,997	444,411
Pool #920806 4.500% 6/01/16	968,452	1,005,936
Pool #960544 4.500% 1/01/23	9,871	10,396
Pool #929283 4.500% 4/01/23	68,440	72,076
Pool #981358 4.500% 4/01/23	22,343	23,530
Pool #929398 4.500% 5/01/23	1,379	1,455
Pool #929397 4.500% 5/01/23	5,543	5,838
Pool #962871 4.500% 5/01/23	29,563	31,133
Pool #975330 4.500% 5/01/23	136,239	143,477
Pool #982875 4.500% 5/01/23	42,805	45,079
Pool #982892 4.500% 5/01/23	41,644	43,856
Pool #983629 4.500% 5/01/23	10,005	10,536
Pool #994809 4.500% 11/01/23	43,125	45,416
Pool #890103 4.500% 12/01/23	45,285	47,690
Pool #AA1669 4.500% 2/01/24	27,123	28,575
Pool #AA3172 4.500% 3/01/24	235,974	248,390

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AA4524 4.500% 3/01/24	$5,500,547	$5,789,970
Pool #AA4598 4.500% 4/01/24	189,513	199,425
Pool #995708 4.500% 4/01/24	133,174	140,155
Pool #AB0554 4.500% 4/01/24	133,010	139,983
Pool #931195 4.500% 5/01/24	69,757	73,405
Pool #931196 4.500% 5/01/24	504,480	530,867
Pool #AA5566 4.500% 5/01/24	450,087	473,769
Pool #AA7205 4.500% 5/01/24	101,299	106,629
Pool #AA8463 4.500% 6/01/24	293,331	308,674
Pool #AA9747 4.500% 7/01/24	653,110	687,271
Pool #AC5413 4.500% 10/01/24	1,767,357	1,858,694
Pool #AC6097 4.500% 11/01/24	1,031,344	1,084,643
Pool #MA0270 4.500% 12/01/24	165,473	174,025
Pool #932362 4.500% 1/01/25	50,373	52,976
Pool #AC4972 4.500% 1/01/25	224,584	236,191
Pool #AC9810 4.500% 1/01/25	1,367,969	1,438,665
Pool #AC9339 4.500% 1/01/25	2,366,484	2,488,783
Pool #932561 4.500% 2/01/25	1,227,215	1,290,637
Pool #AD2089 4.500% 2/01/25	877,626	922,981
Pool #AD2364 4.500% 3/01/25	45,701	48,063
Pool #AD2509 4.500% 4/01/25	34,939	36,745
Pool #AD4139 4.500% 4/01/25	1,618,752	1,702,408
Pool #AD6143 4.500% 5/01/25	13,324,644	14,013,257
Pool #AD5565 4.500% 6/01/25	4,125,357	4,338,554
Pool #AD5568 4.500% 6/01/25	497,852	523,581
Pool #AD7158 4.500% 6/01/25	51,378	54,033
Pool #AE1667 4.500% 8/01/25	497,988	523,724
Pool #255148 5.500% 2/01/14	2,750	2,878
Pool #522294 5.625% 7/15/37 (f)	6,375,000	7,885,110
Pool #587994 6.000% 6/01/16	22,485	24,264
Pool #253880 6.500% 7/01/16	98,524	107,302
Pool #575667 7.000% 3/01/31	59,120	66,171
Pool #572577 7.000% 4/01/31	10,598	11,860
Pool #497120 7.500% 8/01/29	1,061	1,209
Pool #507053 7.500% 9/01/29	2,749	3,124
Pool #529453 7.500% 1/01/30	11,050	12,596
Pool #531196 7.500% 2/01/30	755	861
Pool #532418 7.500% 2/01/30	7,390	8,413
Pool #530299 7.500% 3/01/30	3,006	3,421
Pool #536386 7.500% 4/01/30	631	719
Pool #535996 7.500% 6/01/31	31,630	36,049
Pool #523499 8.000% 11/01/29	5,205	5,980
Pool #252926 8.000% 12/01/29	1,033	1,187
Pool #532819 8.000% 3/01/30	561	646
Pool #537033 8.000% 4/01/30	5,288	6,086
Pool #534703 8.000% 5/01/30	3,721	4,279
Pool #253437 8.000% 9/01/30	714	821
Pool #253481 8.000% 10/01/30	439	505
Pool #190317 8.000% 8/01/31	15,212	17,495
Pool #596656 8.000% 8/01/31	4,915	5,585
Pool #599652 8.000% 8/01/31	109,097	125,244
Pool #602008 8.000% 8/01/31	15,547	17,828
Pool #597220 8.000% 9/01/31	8,170	9,373
Federal National Mortgage Association TBA Pool #25956 5.000% 3/01/36 (g)	17,545,000	18,471,595
Government National Mortgage Association
Pool #008746 3.125% 11/20/25	12,861	13,206
Pool #080136 3.125% 11/20/27	2,500	2,570
Pool #712488 4.500% 6/15/39	820,500	864,634
Pool #714477 4.500% 6/15/39	836,457	881,449
Pool #718725 4.500% 8/15/39	835,940	880,905
Pool #705250 4.500% 8/15/39	835,971	880,938
Pool #705294 4.500% 8/15/39	835,479	880,419
Pool #716176 4.500% 10/15/39	835,660	880,609
Pool #718246 4.500% 11/15/39	835,641	880,589
Pool #718023 4.500% 11/15/39	795,386	838,169
Pool #722320 4.500% 11/15/39	581,091	612,348
Pool #723517 4.500% 12/15/39	634,837	668,984
Pool #730990 4.500% 1/15/40	9,000,465	9,484,592
Pool #737380 4.500% 3/15/40	2,059,537	2,170,318
Pool #733333 4.500% 4/15/40	834,079	880,246
Pool #369261 6.000% 12/15/23	3,088	3,380
Pool #544462 6.000% 4/15/31	2,005	2,218
Pool #371146 7.000% 9/15/23	2,075	2,297
Pool #352022 7.000% 11/15/23	30,695	33,935
Pool #374440 7.000% 11/15/23	2,465	2,728
Pool #491089 7.000% 12/15/28	40,317	44,956
Pool #483598 7.000% 1/15/29	13,788	15,338
Pool #480539 7.000% 4/15/29	867	967
Pool #478658 7.000% 5/15/29	9,016	10,070
Pool #488634 7.000% 5/15/29	3,285	3,669
Pool #500928 7.000% 5/15/29	15,036	16,774
Pool #509546 7.000% 6/15/29	17,505	19,555
Pool #498541 7.000% 6/15/29	9,709	10,631
Pool #508655 7.000% 7/15/29	529	591
Pool #510083 7.000% 7/15/29	6,679	7,453

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #499410 7.000% 7/15/29	$3,242	$3,623
Pool #507093 7.000% 8/15/29	5,798	6,483
Pool #516706 7.000% 8/15/29	750	835
Pool #493723 7.000% 8/15/29	15,096	16,865
Pool #505558 7.000% 9/15/29	2,924	3,266
Pool #581417 7.000% 7/15/32	54,527	60,487
Pool #591581 7.000% 8/15/32	17,531	19,447
Pool #210946 7.500% 3/15/17	8,348	9,266
Pool #203940 7.500% 4/15/17	16,943	18,582
Pool #181168 7.500% 5/15/17	7,760	8,613
Pool #193870 7.500% 5/15/17	12,337	13,563
Pool #192796 7.500% 6/15/17	1,533	1,696
Pool #226163 7.500% 7/15/17	15,373	17,085
Pool #385760 7.500% 6/15/24	1,006	1,137
New Valley Generation IV 4.687% 1/15/22	376,027	409,393
		315,397,336
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $310,171,827)		315,925,443
U.S. TREASURY OBLIGATIONS – 14.0%
U.S. Treasury Bonds & Notes – 14.0%
U.S. Treasury Bond 4.375% 5/15/40	8,090,000	9,087,345
U.S. Treasury Bond 5.375% 2/15/31	9,030,000	11,629,652
U.S. Treasury Note 0.750% 9/15/13	13,250,000	13,293,994
U.S. Treasury Note (f) 2.625% 2/29/16	79,890,000	84,926,817
U.S. Treasury Note 2.625% 8/15/20	9,760,000	9,852,262
U.S. Treasury Principal Strip (f) 0.000% 2/15/28	3,515,000	1,867,681
		130,657,751
TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,840,433)		130,657,751
TOTAL BONDS & NOTES (Cost $876,888,938)		921,705,348
TOTAL LONG-TERM INVESTMENTS (Cost $877,338,938)		922,063,134
SHORT-TERM INVESTMENTS – 0.9%
Commercial Paper – 0.9% (h)
UnitedHealth Group, Inc. (b) 0.400% 10/05/10	5,590,000	5,589,751
Volkswagen Group of America, Inc. (b) 0.340% 10/01/10	3,270,000	3,270,000
		8,859,751
Time Deposits – 0.0%
Euro Time Deposit 0.010% 10/01/10	183,156	183,156
TOTAL SHORT-TERM INVESTMENTS (Cost $9,042,907)		9,042,907
TOTAL INVESTMENTS – 99.5% (Cost $886,381,845) (i)		931,106,041
Other Assets/ (Liabilities) – 0.5%		4,343,808
NET ASSETS – 100.0%		$935,449,849

Notes to Portfolio of Investments
ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $63,757,059 or 6.82% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2010, these securities amounted to a value of $911,681 or 0.10% of net assets.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2010, these securities amounted to a value of $68,460 or 0.01% of net assets.
(f)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 100.4%
Commercial Paper – 79.3%
7-Eleven, Inc. (a) 0.200% 10/07/10	$2,725,000	$2,724,909
7-Eleven, Inc. (a) 0.200% 10/15/10	1,500,000	1,499,883
Abbey National North America LLC 0.220% 10/08/10	4,250,000	4,249,818
Abbot Laboratories (a) 0.210% 10/18/10	1,475,000	1,474,854
American Honda Finance Corp. 0.270% 10/19/10	4,200,000	4,199,433
Archer Daniels Midland Co. (a) 0.200% 10/28/10	3,000,000	2,999,550
Archer Daniels Midland Co. (a) 0.200% 11/02/10	2,000,000	1,999,644
Bank of America Corp. 0.290% 11/05/10	4,300,000	4,298,788
BASF SE (a) 0.210% 10/26/10	2,350,000	2,349,657
BASF SE (a) 0.210% 11/02/10	2,750,000	2,749,487
BG Energy Finance, Inc. (a) 0.240% 11/10/10	5,100,000	5,098,640
Brown-Forman Corp. (a) 0.210% 10/22/10	1,750,000	1,749,786
Brown-Forman Corp. (a) 0.230% 10/29/10	2,500,000	2,499,553
Cargill, Inc. (a) 0.200% 10/04/10	1,750,000	1,749,971
Cargill, Inc. (a) 0.200% 10/22/10	700,000	699,918
Cargill, Inc. (a) 0.210% 10/22/10	2,500,000	2,499,694
Citigroup Funding, Inc. 0.290% 12/16/10	1,700,000	1,698,959
Citigroup Funding, Inc. 0.380% 11/01/10	2,150,000	2,149,296
The Coca-Cola Co. (a) 0.230% 11/01/10	740,000	739,853
The Coca-Cola Co. (a) 0.230% 11/03/10	2,400,000	2,399,494
The Coca-Cola Co. (a) 0.220% 11/29/10	1,150,000	1,149,585
Conocophillips Qatar Ltd. (a) 0.250% 11/04/10	4,250,000	4,248,997
Covidien International Finance (a) 0.350% 10/13/10	4,250,000	4,249,504
Danaher Corp. 0.200% 10/12/10	2,375,000	2,374,855
Danaher Corp. 0.200% 10/14/10	575,000	574,958
Ecolab, Inc. (a) 0.210% 10/20/10	4,250,000	4,249,529
General Electric Capital Corp. 0.190% 11/23/10	850,000	849,762
General Electric Capital Corp. 0.210% 11/23/10	4,250,000	4,248,686
Google, Inc. 0.230% 10/20/10	1,700,000	1,699,794
Google, Inc. 0.290% 2/03/11	800,000	799,194
Google, Inc. 0.250% 3/21/11	800,000	799,050
Google, Inc. 0.230% 10/26/10	1,750,000	1,749,720
Hewlett-Packard Co. (a) 0.190% 10/04/10	2,350,000	2,349,963
Hewlett-Packard Co. (a) 0.200% 10/04/10	2,650,000	2,649,956
Illinois Tool Works, Inc. (a) 0.200% 10/15/10	2,300,000	2,299,821
JPMorgan Chase & Co. 0.200% 10/19/10	2,700,000	2,699,730
JPMorgan Chase & Co. 0.240% 11/09/10	1,400,000	1,399,636
Medtronic, Inc. (a) 0.200% 10/25/10	2,700,000	2,699,640
Medtronic, Inc. (a) 0.240% 11/08/10	1,500,000	1,499,620
Merck & Co., Inc. (a) 0.210% 10/18/10	2,500,000	2,499,752
National Rural Utilities Cooperative Finance Corp. 0.230% 11/03/10	650,000	649,863
National Rural Utilities Cooperative Finance Corp. 0.240% 11/12/10	4,350,000	4,348,782
Natixis US Finance Co. LLC 0.375% 12/06/10	5,000,000	4,996,563
Nestle Capital Corp. (a) 0.330% 12/14/10	2,400,000	2,398,372
Nestle Capital Corp. (a) 0.220% 2/14/11	2,000,000	1,998,338
Nokia Corp. (a) 0.230% 10/14/10	3,200,000	3,199,734
NSTAR Electric Co. 0.180% 10/08/10	689,000	688,976
PepsiCo, Inc. (a) 0.210% 11/01/10	1,650,000	1,649,702
PepsiCo, Inc. (a) 0.220% 11/01/10	2,600,000	2,599,507
Procter & Gamble International Funding (a) 0.190% 11/09/10	3,250,000	3,249,331
Rabobank USA Finance Corp. 0.370% 10/06/10	4,150,000	4,149,787
Roche Holdings, Inc. (a) 0.190% 10/05/10	4,250,000	4,249,910
Royal Bank of Scotland Group PLC (a) 0.290% 11/15/10	900,000	899,674
Royal Bank of Scotland Group PLC (a) 0.270% 11/15/10	4,200,000	4,198,583
Sigma Aldrich Corp. (a) 0.210% 10/01/10	850,000	850,000
Sigma Aldrich Corp. (a) 0.210% 10/06/10	3,125,000	3,124,909
Sigma Aldrich Corp. (a) 0.210% 10/13/10	1,000,000	999,930
Unilever Capital Corp. (a) 0.180% 11/24/10	4,250,000	4,248,853
United Technologies Corp. (a) 0.190% 10/21/10	4,250,000	4,249,551
Wal-Mart Stores, Inc. (a) 0.210% 11/17/10	4,250,000	4,248,835
The Walt Disney Co. (a) 0.180% 10/01/10	4,250,000	4,250,000

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Gas Co. 0.240% 10/06/10	$4,250,000	$4,249,858
		160,421,997
Discount Notes – 12.1%
Federal Farm Credit 0.280% 11/30/10	500,000	499,767
Federal Home Loan Bank 0.150% 11/19/10	1,400,000	1,399,714
Federal Home Loan Bank 0.155% 11/19/10	1,175,000	1,174,752
Federal Home Loan Bank 0.160% 11/05/10	600,000	599,907
Federal Home Loan Bank 0.160% 11/19/10	1,625,000	1,624,646
Federal Home Loan Bank 0.180% 11/24/10	725,000	724,804
Federal Home Loan Bank 0.270% 10/29/10	1,750,000	1,749,955
Federal Home Loan Bank 0.290% 11/10/10	300,000	299,903
Federal Home Loan Bank 0.300% 11/05/10	225,000	224,934
Federal Home Loan Mortgage Corp. 0.150% 10/05/10	325,000	324,995
Federal Home Loan Mortgage Corp. 0.160% 11/29/10	500,000	499,869
Federal Home Loan Mortgage Corp. 0.170% 10/25/10	1,000,000	999,887
Federal Home Loan Mortgage Corp. 0.170% 11/22/10	750,000	749,816
Federal Home Loan Mortgage Corp. 0.200% 11/08/10	1,190,000	1,189,749
Federal Home Loan Mortgage Corp. 0.230% 3/31/11	250,000	249,711
Federal Home Loan Mortgage Corp. 0.260% 12/06/10	1,000,000	999,523
Federal Home Loan Mortgage Corp. 0.270% 10/26/10	1,500,000	1,499,719
Federal Home Loan Mortgage Corp. 0.310% 11/18/10	365,000	364,849
Federal Home Loan Mortgage Corp. 0.310% 1/10/11	1,000,000	999,130
Federal Home Loan Mortgage Corp. 0.350% 1/10/11	212,000	211,792
Federal National Mortgage Association 0.150% 11/15/10	875,000	874,836
Federal National Mortgage Association 0.170% 11/08/10	2,400,000	2,399,569
Federal National Mortgage Association 0.230% 3/28/11	450,000	449,488
Federal National Mortgage Association 0.230% 4/25/11	600,000	599,210
Federal National Mortgage Association 0.250% 6/03/11	850,000	848,554
Federal National Mortgage Association 0.300% 2/14/11	1,000,000	998,867
Federal National Mortgage Association 0.310% 12/01/10	700,000	699,632
Federal National Mortgage Association 0.310% 3/01/11	800,000	798,960
Federal National Mortgage Association 0.360% 5/03/11	450,000	449,037
		24,505,575
U.S. Treasury Bills – 8.7%
U.S. Treasury Bill 0.143% 12/30/10	2,750,000	2,749,013
U.S. Treasury Bill 0.144% 11/18/10	3,000,000	2,999,422
U.S. Treasury Bill 0.172% 2/10/11	2,000,000	1,998,735
U.S. Treasury Bill 0.178% 1/13/11	1,500,000	1,499,229
U.S. Treasury Bill 0.180% 12/02/10	1,875,000	1,874,419
U.S. Treasury Bill 0.200% 11/26/10	1,025,000	1,024,681
U.S. Treasury Bill 0.204% 6/30/11	2,000,000	1,996,910
U.S. Treasury Bill 0.207% 11/04/10	1,000,000	999,805
U.S. Treasury Bill 0.213% 11/26/10	1,300,000	1,299,568
U.S. Treasury Bill 0.217% 11/18/10	1,250,000	1,249,638
		17,691,420
Time Deposits – 0.3%
Euro Time Deposit 0.010% 10/01/10	525,019	525,019
TOTAL SHORT-TERM INVESTMENTS (Cost $203,144,011)		203,144,011
TOTAL INVESTMENTS – 100.4% (Cost $203,144,011) (b)		203,144,011
Other Assets/ (Liabilities) – (0.4)%		(801,161)
NET ASSETS – 100.0%		$202,342,850

Notes to Portfolio of Investments
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $107,546,489 or 53.15% of net assets.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 73.3%
CORPORATE DEBT – 33.0%
Advertising – 0.2%
WPP Finance 8.000% 9/15/14	$260,000	$310,076
WPP Finance Corp. 5.875% 6/15/14	65,000	72,021
		382,097
Aerospace & Defense – 0.3%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	130,000	153,436
General Dynamics Corp. 5.250% 2/01/14	145,000	163,682
Goodrich Corp. 6.125% 3/01/19	50,000	59,806
L-3 Communications Corp. 6.375% 10/15/15	135,000	139,219
		516,143
Agriculture – 0.6%
Altria Group, Inc. (b) 8.500% 11/10/13	350,000	419,106
Altria Group, Inc. 9.700% 11/10/18	60,000	81,216
BAT International Finance PLC (a) 8.125% 11/15/13	245,000	288,508
Cargill, Inc. (a) 5.200% 1/22/13	250,000	270,960
		1,059,790
Airlines – 0.0%
United Air Lines, Inc. (c) 10.110% 2/19/49	11,578	4,226
Banks – 1.8%
Bank of America Corp. 2.100% 4/30/12	480,000	491,826
Bank of America Corp. 4.250% 10/01/10	60,000	60,000
Bank of America Corp. 5.750% 12/01/17	150,000	160,373
Bank of America Corp. 7.375% 5/15/14	130,000	149,416
Bank of America Corp. Series L 5.650% 5/01/18	85,000	90,058
Barclays Bank PLC 5.000% 9/22/16	100,000	109,413
Barclays Bank PLC (b) 5.200% 7/10/14	370,000	410,191
Barclays Bank PLC 6.750% 5/22/19	120,000	142,604
Capital One Financial Corp. 7.375% 5/23/14	85,000	99,225
Credit Suisse AG 5.400% 1/14/20	270,000	288,025
HSBC Bank USA 4.625% 4/01/14	205,000	219,670
ICICI Bank Ltd. (a) 5.500% 3/25/15	210,000	221,575
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	135,000	143,217
State Street Corp. 2.150% 4/30/12	145,000	148,755
UBS AG 5.750% 4/25/18	205,000	231,429
Wachovia Corp. 5.300% 10/15/11	75,000	78,522
Wachovia Corp. 5.750% 6/15/17	170,000	194,069
Wells Fargo & Co. 3.625% 4/15/15	210,000	222,675
		3,461,043
Beverages – 0.2%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	55,000	62,072
The Coca-Cola Co. 5.350% 11/15/17	90,000	105,950
Diageo Finance BV 3.875% 4/01/11	125,000	127,063
		295,085
Building Materials – 0.5%
CRH America, Inc. 8.125% 7/15/18	20,000	24,117
Lafarge SA (a) 5.500% 7/09/15	400,000	420,316
Masco Corp. 7.125% 8/15/13	160,000	170,493
Masco Corp. 7.125% 3/15/20	135,000	138,296
Owens Corning, Inc. 9.000% 6/15/19	110,000	130,119
		883,341
Chemicals – 1.2%
Airgas, Inc. 4.500% 9/15/14	155,000	165,542
Ashland, Inc. 9.125% 6/01/17	80,000	91,600
Cabot Corp. 5.000% 10/01/16	420,000	459,915
Cytec Industries, Inc. 8.950% 7/01/17	50,000	63,078
The Dow Chemical Co. 4.850% 8/15/12	105,000	111,126
The Dow Chemical Co. 5.900% 2/15/15	275,000	306,647
The Dow Chemical Co. 7.600% 5/15/14	160,000	186,887
The Dow Chemical Co. 8.550% 5/15/19	50,000	63,135
E.I. du Pont de Nemours & Co. 3.250% 1/15/15	120,000	128,359
E.I. du Pont de Nemours & Co. 5.000% 1/15/13	75,000	82,039
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	20,000	24,091
Ecolab, Inc. 4.875% 2/15/15	240,000	268,035
Ecolab, Inc. 6.875% 2/01/11	175,000	178,501
Valspar Corp. 5.625% 5/01/12	80,000	84,963
Valspar Corp. 7.250% 6/15/19	60,000	73,112
		2,287,030
Coal – 0.1%
Consol Energy, Inc. (a) 8.250% 4/01/20	110,000	120,175
Commercial Services – 0.8%
Brambles USA, Inc. (a) 3.950% 4/01/15	190,000	197,042
Deluxe Corp. 7.375% 6/01/15	25,000	25,750
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	340,000	352,757
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	45,000	47,273
Equifax, Inc. 4.450% 12/01/14	330,000	352,097

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ERAC USA Finance LLC (a) 5.800% 10/15/12	$255,000	$275,374
ERAC USA Finance LLC (a) 8.000% 1/15/11	175,000	178,301
		1,428,594
Computers – 0.3%
Brocade Communications Systems, Inc. (a) 6.625% 1/15/18	30,000	31,200
Brocade Communications Systems, Inc. (a) 6.875% 1/15/20	15,000	15,750
Computer Sciences Corp. 5.500% 3/15/13	105,000	114,186
EMC Corp., Convertible 1.750% 12/01/13	90,000	123,862
Hewlett-Packard Co. 5.500% 3/01/18	140,000	165,307
HP Enterprise Services LLC Series B 6.000% 8/01/13	70,000	79,559
		529,864
Diversified Financial – 5.6%
American Express Co. 6.150% 8/28/17	55,000	63,322
American Express Co. 7.250% 5/20/14	60,000	70,353
American Express Co. 8.125% 5/20/19	155,000	200,168
American Express Credit Corp. 7.300% 8/20/13	285,000	327,587
The Bear Stearns Cos., Inc. 7.250% 2/01/18	175,000	213,174
BlackRock, Inc. 5.000% 12/10/19	110,000	121,260
BlackRock, Inc. 6.250% 9/15/17	55,000	65,767
Boeing Capital Corp. Ltd. 6.500% 2/15/12	110,000	118,525
Citigroup, Inc. 2.125% 4/30/12	320,000	328,111
Citigroup, Inc. 4.750% 5/19/15	150,000	157,814
Citigroup, Inc. 5.375% 8/09/20	265,000	274,177
Citigroup, Inc. 5.500% 10/15/14	115,000	124,783
Citigroup, Inc. 5.500% 2/15/17	120,000	123,910
Citigroup, Inc. 6.375% 8/12/14	190,000	210,990
Citigroup, Inc. 6.500% 8/19/13	145,000	160,206
Eaton Vance Corp. 6.500% 10/02/17	170,000	201,337
Federal Home Loan Mortgage Corp. 2.125% 3/23/12	1,995,000	2,044,330
General Electric Capital Corp. 2.800% 1/08/13	245,000	252,314
General Electric Capital Corp. 3.500% 8/13/12	190,000	197,624
General Electric Capital Corp. 5.375% 10/20/16	110,000	123,381
General Electric Capital Corp. 5.500% 1/08/20	20,000	21,878
General Electric Capital Corp. 5.900% 5/13/14	145,000	164,228
The Goldman Sachs Group, Inc. (b) 1.625% 7/15/11	915,000	925,320
The Goldman Sachs Group, Inc. (b) 5.450% 11/01/12	640,000	690,217
The Goldman Sachs Group, Inc. 5.625% 1/15/17	325,000	344,156
HSBC Finance Corp. 5.900% 6/19/12	130,000	138,166
HSBC Finance Corp. 6.375% 10/15/11	65,000	68,452
International Lease Finance Corp. 5.625% 9/20/13	75,000	73,594
JP Morgan Chase & Co. 4.400% 7/22/20	400,000	409,643
JP Morgan Chase & Co. 4.950% 3/25/20	315,000	335,970
JP Morgan Chase & Co. 5.375% 10/01/12	305,000	330,013
Lazard Group LLC 6.850% 6/15/17	85,000	91,025
Lazard Group LLC 7.125% 5/15/15	255,000	278,188
Merrill Lynch & Co., Inc. 5.450% 2/05/13	305,000	327,552
Morgan Stanley 4.200% 11/20/14	335,000	347,301
Morgan Stanley 5.450% 1/09/17	100,000	105,461
Morgan Stanley Series F 6.625% 4/01/18	190,000	210,644
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	30,000	42,960
SLM Corp. 5.000% 10/01/13	80,000	78,399
TD Ameritrade Holding Corp. 4.150% 12/01/14	55,000	58,432
Textron Financial Corp. 5.125% 11/01/10	180,000	180,331
		10,601,063
Electric – 1.7%
Allegheny Energy Supply (a) 8.250% 4/15/12	60,000	64,796
Ameren Corp. 8.875% 5/15/14	175,000	202,726
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	50,000	58,992
CMS Energy Corp. 6.250% 2/01/20	135,000	142,124
CMS Energy Corp. 6.300% 2/01/12	30,000	31,267
CMS Energy Corp. (b) 8.500% 4/15/11	435,000	448,795
Entergy Gulf States, Inc. 5.250% 8/01/15	105,000	105,166
Exelon Generation Co. LLC 5.200% 10/01/19	150,000	166,866
IPALCO Enterprises, Inc. 8.625% 11/14/11	335,000	353,006
Kansas Gas & Electric Co. 5.647% 3/29/21	53,143	56,295
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	40,965	42,040
Monongahela Power 6.700% 6/15/14	70,000	79,628

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nevada Power Co. Series L 5.875% 1/15/15	$90,000	$103,203
NRG Energy, Inc. 8.500% 6/15/19	125,000	131,719
Oncor Electric Delivery Co. 6.800% 9/01/18	10,000	12,248
PPL Energy Supply LLC 6.300% 7/15/13	120,000	133,567
Tampa Electric Co. 6.375% 8/15/12	120,000	130,778
TransAlta Corp. (b) 4.750% 1/15/15	330,000	358,021
TransAlta Corp. 5.750% 12/15/13	190,000	210,889
TransAlta Corp. 6.650% 5/15/18	95,000	111,599
Union Electric Co. 6.700% 2/01/19	95,000	115,499
Wisconsin Public Service Corp. 5.650% 11/01/17	70,000	82,144
		3,141,368
Electrical Components & Equipment – 0.1%
Anixter, Inc. 5.950% 3/01/15	115,000	112,988
Electronics – 0.7%
Agilent Technologies, Inc. 2.500% 7/15/13	510,000	520,283
Amphenol Corp. 4.750% 11/15/14	205,000	222,408
Arrow Electronics, Inc. 6.000% 4/01/20	135,000	145,523
Avnet, Inc. (b) 5.875% 3/15/14	385,000	419,949
		1,308,163
Entertainment – 0.2%
International Game Technology 5.500% 6/15/20	100,000	107,210
Peninsula Gaming LLC 8.375% 8/15/15	205,000	213,200
		320,410
Environmental Controls – 0.5%
Allied Waste North America, Inc. 6.500% 11/15/10	200,000	201,315
Allied Waste North America, Inc. (b) 6.875% 6/01/17	375,000	413,906
Allied Waste North America, Inc. Series B 5.750% 2/15/11	130,000	132,044
Republic Services, Inc. 5.000% 3/01/20	205,000	223,161
Waste Management, Inc. 6.100% 3/15/18	20,000	23,234
		993,660
Foods – 0.6%
ConAgra Foods, Inc. 7.000% 4/15/19	90,000	112,297
Kellogg Co. 5.125% 12/03/12	135,000	146,678
Kraft Foods, Inc. 4.125% 2/09/16	210,000	227,157
Kraft Foods, Inc. 5.375% 2/10/20	215,000	240,165
Kraft Foods, Inc. 6.750% 2/19/14	200,000	232,561
The Kroger Co. 7.500% 1/15/14	55,000	64,996
Ralcorp Holdings, Inc. 4.950% 8/15/20	125,000	130,441
Sara Lee Corp. 3.875% 6/15/13	35,000	37,181
		1,191,476
Forest Products & Paper – 0.3%
International Paper Co. 9.375% 5/15/19	35,000	45,405
Rock-Tenn Co. 5.625% 3/15/13	20,000	20,450
Rock-Tenn Co. 8.200% 8/15/11	95,000	99,394
Rock-Tenn Co. 9.250% 3/15/16	220,000	241,450
Verso Paper Holdings LLC 11.500% 7/01/14	70,000	76,650
		483,349
Gas – 0.0%
Southwest Gas Corp. 8.375% 2/15/11	50,000	51,290
Hand & Machine Tools – 0.1%
Black & Decker Corp. 8.950% 4/15/14	80,000	98,608
Kennametal, Inc. 7.200% 6/15/12	160,000	166,243
		264,851
Health Care — Products – 0.5%
Beckman Coulter, Inc. 6.000% 6/01/15	95,000	108,580
Beckman Coulter, Inc. 7.000% 6/01/19	75,000	91,504
Boston Scientific Corp. (b) 4.500% 1/15/15	500,000	511,491
Boston Scientific Corp. 6.000% 1/15/20	125,000	133,317
Covidien International Finance SA 5.450% 10/15/12	160,000	174,209
		1,019,101
Health Care — Services – 0.1%
Roche Holdings, Inc. (a) 5.000% 3/01/14	120,000	134,167
Roche Holdings, Inc. (a) 6.000% 3/01/19	30,000	36,344
		170,511
Holding Company — Diversified – 0.4%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	135,000	149,949
Kansas City Southern Railway 13.000% 12/15/13	172,000	208,335
Leucadia National Corp. 7.750% 8/15/13	320,000	339,200
		697,484
Home Builders – 0.2%
Plute Group, Inc. 6.250% 2/15/13	370,000	388,500
Home Furnishing – 0.2%
Whirlpool Corp. 6.125% 6/15/11	305,000	315,560
Whirlpool Corp. 8.600% 5/01/14	40,000	47,627
		363,187
Household Products – 0.2%
Fortune Brands, Inc. 3.000% 6/01/12	385,000	392,093
Insurance – 1.2%
Aflac, Inc. 8.500% 5/15/19	55,000	69,984
The Allstate Corp. 7.450% 5/16/19	15,000	18,740

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Berkshire Hathaway, Inc. (b) 3.200% 2/11/15	$390,000	$413,603
CNA Financial Corp. 7.350% 11/15/19	130,000	146,163
Hartford Financial Services Group, Inc. 5.375% 3/15/17	400,000	413,553
Lincoln National Corp. 4.300% 6/15/15	75,000	79,515
Lincoln National Corp. 8.750% 7/01/19	130,000	167,227
MetLife Global Funding I (a) 2.875% 9/17/12	200,000	206,264
MetLife, Inc. Series A 6.817% 8/15/18	30,000	36,194
Principal Financial Group, Inc. 8.875% 5/15/19	55,000	72,386
Prudential Financial, Inc. 3.625% 9/17/12	175,000	181,862
Prudential Financial, Inc. 3.875% 1/14/15	115,000	120,810
Prudential Financial, Inc. 4.750% 9/17/15	230,000	248,738
		2,175,039
Investment Companies – 0.0%
Xstrata Finance Canada (a) 5.800% 11/15/16	45,000	49,718
Iron & Steel – 0.9%
AK Steel Corp. 7.625% 5/15/20	20,000	20,250
Allegheny Technologies, Inc. 8.375% 12/15/11	55,000	57,948
Allegheny Technologies, Inc. 9.375% 6/01/19	20,000	24,171
ArcelorMittal (b) 9.000% 2/15/15	380,000	458,577
Reliance Steel & Aluminum Co. 6.200% 11/15/16	355,000	376,848
Steel Dynamics, Inc. (b) 7.375% 11/01/12	710,000	758,813
		1,696,607
Lodging – 0.3%
Choice Hotels International, Inc. 5.700% 8/28/20	200,000	201,943
Marriott International, Inc. 5.810% 11/10/15	60,000	66,564
Marriott International, Inc. 6.200% 6/15/16	180,000	202,387
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	10,000	10,638
Wyndham Worldwide Corp. 6.000% 12/01/16	145,000	151,267
		632,799
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	195,000	200,850
Roper Industries, Inc. 6.625% 8/15/13	145,000	163,857
		364,707
Manufacturing – 1.0%
Cooper US, Inc. 6.100% 7/01/17	100,000	117,927
General Electric Co. 5.250% 12/06/17	65,000	73,157
Illinois Tool Works, Inc. 5.150% 4/01/14	105,000	119,162
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	60,000	72,856
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	110,000	136,107
ITT Corp. 4.900% 5/01/14	90,000	99,056
ITT Corp. 6.125% 5/01/19	90,000	106,122
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	160,000	188,394
Textron, Inc. 6.200% 3/15/15	200,000	222,447
Textron, Inc. 7.250% 10/01/19	140,000	165,814
Tyco Electronics Group SA 6.000% 10/01/12	155,000	167,618
Tyco Electronics Group SA 6.550% 10/01/17	50,000	58,480
Tyco International Finance SA 4.125% 10/15/14	175,000	190,476
Tyco International Finance SA 8.500% 1/15/19	60,000	79,525
		1,797,141
Media – 1.0%
Comcast Corp. 6.500% 1/15/15	65,000	76,212
Cox Communications, Inc. 6.750% 3/15/11	75,000	76,998
DirecTV Holdings LLC / DirecTV Financing Co., Inc. 5.875% 10/01/19	240,000	272,397
McGraw-Hill Cos., Inc. 5.375% 11/15/12	120,000	127,338
NBC Universal, Inc. (a) 5.150% 4/30/20	190,000	205,186
Scholastic Corp. 5.000% 4/15/13	320,000	320,000
Thomson Corp. 5.700% 10/01/14	235,000	269,567
Thomson Reuters Corp. 5.950% 7/15/13	65,000	72,975
Time Warner Cable, Inc. 5.400% 7/02/12	55,000	58,925
Time Warner Cable, Inc. 7.500% 4/01/14	110,000	129,650
Time Warner Cable, Inc. 8.250% 4/01/19	15,000	19,366
Time Warner Cable, Inc. 8.750% 2/14/19	60,000	79,236
Time Warner, Inc. 5.875% 11/15/16	135,000	157,200
Viacom, Inc. 6.250% 4/30/16	50,000	58,649
		1,923,699
Metal Fabricate & Hardware – 0.1%
The Timken Co. 6.000% 9/15/14	165,000	183,467
Mining – 1.5%
Alcoa, Inc. 6.150% 8/15/20	150,000	154,222
Corporacion Nacional del Cobre de Chile (a) 5.500% 10/15/13	80,000	88,126

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	$245,000	$273,481
Freeport-McMoRan Corp. 8.750% 6/01/11	190,000	198,915
Newmont Mining Corp. 5.125% 10/01/19	185,000	206,953
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	155,000	172,758
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	115,000	160,480
Teck Resources Ltd. 7.000% 9/15/12	65,000	70,112
Teck Resources Ltd. 9.750% 5/15/14	330,000	406,863
Teck Resources Ltd. 10.250% 5/15/16	160,000	194,400
Teck Resources Ltd. 10.750% 5/15/19	105,000	132,227
Vale Overseas Ltd. 5.625% 9/15/19	205,000	225,995
Vale Overseas Ltd. 6.250% 1/11/16	145,000	164,264
Vale Overseas Ltd. 6.250% 1/23/17	75,000	85,850
Vale Overseas Ltd. 7.750% 5/15/12	320,000	348,178
		2,882,824
Office Equipment/Supplies – 0.3%
Xerox Corp. (b) 4.250% 2/15/15	90,000	96,632
Xerox Corp. 5.500% 5/15/12	55,000	58,521
Xerox Corp. 5.625% 12/15/19	15,000	16,789
Xerox Corp. (b) 8.250% 5/15/14	240,000	287,753
		459,695
Office Furnishings – 0.2%
Steelcase, Inc. (b) 6.500% 8/15/11	445,000	458,126
Oil & Gas – 1.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	400,000	440,782
Cenovus Energy, Inc. 4.500% 9/15/14	215,000	236,687
Cenovus Energy, Inc. 5.700% 10/15/19	100,000	117,181
Devon Energy Corp. 6.300% 1/15/19	50,000	60,503
EQT Corp. 8.125% 6/01/19	130,000	161,174
Motiva Enterprises LLC (a) 5.750% 1/15/20	155,000	177,279
Noble Holding International Ltd. 7.375% 3/15/14	165,000	193,130
Pioneer Natural Resources Co. 5.875% 7/15/16	220,000	227,232
Pioneer Natural Resources Co. 7.500% 1/15/20	200,000	220,080
Shell International Finance 5.625% 6/27/11	10,000	10,383
Talisman Energy, Inc. 7.750% 6/01/19	105,000	134,029
Tesoro Corp. 6.500% 6/01/17	55,000	54,175
Transocean, Inc., Convertible 1.500% 12/15/37	90,000	88,087
Valero Energy Corp. 4.500% 2/01/15	175,000	187,052
Valero Energy Corp. 6.125% 2/01/20	150,000	163,486
XTO Energy, Inc. 4.900% 2/01/14	160,000	179,466
		2,650,726
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	35,000	33,513
Packaging & Containers – 0.8%
Ball Corp. 7.125% 9/01/16	220,000	237,600
Bemis Co., Inc. 6.800% 8/01/19	160,000	190,783
Packaging Corporation of America 5.750% 8/01/13	160,000	173,014
Pactiv Corp. 6.400% 1/15/18	150,000	151,947
Sealed Air Corp. (a) 5.625% 7/15/13	240,000	256,171
Sealed Air Corp. 7.875% 6/15/17	200,000	216,676
Sonoco Products Co. 6.500% 11/15/13	240,000	268,432
		1,494,623
Pharmaceuticals – 0.2%
Abbott Laboratories 5.600% 11/30/17	70,000	83,486
Mead Johnson Nutrition Co. 4.900% 11/01/19	190,000	208,968
Mylan, Inc. (a) 7.625% 7/15/17	100,000	106,375
		398,829
Pipelines – 1.7%
Boardwalk Pipelines LLC 5.500% 2/01/17	35,000	38,255
CenterPoint Energy Resources Corp. 6.125% 11/01/17	160,000	185,379
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	165,000	174,006
DCP Midstream LLC (a) 9.750% 3/15/19	5,000	6,653
Enbridge, Inc. 5.800% 6/15/14	190,000	217,503
Energy Transfer Partners LP 9.700% 3/15/19	200,000	265,330
Enogex LLC (a) 6.875% 7/15/14	305,000	342,752
Enterprise Products Operating LP 7.500% 2/01/11	30,000	30,621
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	35,000	37,931
Kern River Funding Corp. (a) 4.893% 4/30/18	72,163	81,416
Kinder Morgan Energy Partners LP 6.000% 2/01/17	35,000	39,480
Magellan Midstream Partners LP 6.550% 7/15/19	105,000	125,421
Plains All American Pipeline LP 4.250% 9/01/12	270,000	281,613
Plains All American Pipeline LP 5.625% 12/15/13	95,000	103,893

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	$120,000	$130,371
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	80,000	88,199
Southern Natural Gas Co. (a) 5.900% 4/01/17	60,000	65,858
Texas Eastern Transmission LP (a) 6.000% 9/15/17	45,000	52,157
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	95,000	106,500
The Williams Cos., Inc. FRN (a) (b) 2.533% 10/01/10	590,000	590,000
Williams Partners LP 5.250% 3/15/20	270,000	293,510
		3,256,848
Real Estate – 0.1%
AMB Property LP 4.500% 8/15/17	145,000	146,551
Brookfield Asset Management, Inc. 7.125% 6/15/12	90,000	96,760
		243,311
Real Estate Investment Trusts (REITS) – 0.4%
Boston Properties LP 5.000% 6/01/15	30,000	32,861
Mack-Cali Realty LP 7.750% 8/15/19	95,000	113,059
ProLogis 5.625% 11/15/16	410,000	394,726
Senior Housing Properties Trust 8.625% 1/15/12	20,000	21,100
Simon Property Group LP 4.200% 2/01/15	35,000	37,556
Simon Property Group LP 5.650% 2/01/20	110,000	122,641
		721,943
Retail – 0.3%
J.C. Penney Corp., Inc. 7.950% 4/01/17	25,000	28,063
Lowe's Cos., Inc. 5.600% 9/15/12	70,000	76,271
Macy's Retail Holdings, Inc. 7.500% 6/01/15	50,000	55,000
Nordstrom, Inc. 6.750% 6/01/14	50,000	58,623
Staples, Inc. 9.750% 1/15/14	200,000	247,649
		465,606
Savings & Loans – 0.1%
Glencore Funding LLC (a) 6.000% 4/15/14	220,000	228,225
Software – 0.5%
CA, Inc. 5.375% 12/01/19	65,000	70,649
Fiserv, Inc. 6.125% 11/20/12	375,000	409,234
Microsoft Corp. 3.000% 10/01/20	300,000	299,227
Oracle Corp. (a) 3.875% 7/15/20	150,000	157,025
		936,135
Storage & Warehousing – 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (a) 8.875% 3/15/18	335,000	358,450
Telecommunications – 2.4%
America Movil SAB de CV 5.000% 3/30/20	100,000	107,854
American Tower Corp. 5.050% 9/01/20	390,000	399,436
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	165,000	195,251
CenturyLink, Inc. 5.500% 4/01/13	160,000	168,391
CenturyLink, Inc. 6.150% 9/15/19	105,000	107,407
Embarq Corp. 6.738% 6/01/13	985,000	1,078,576
Embarq Corp. 7.082% 6/01/16	150,000	166,711
Qwest Corp. 7.875% 9/01/11	185,000	195,869
Qwest Corp. 8.875% 3/15/12	435,000	477,413
Rogers Communications, Inc. 5.500% 3/15/14	35,000	39,235
Rogers Communications, Inc. 6.375% 3/01/14	65,000	74,879
Rogers Communications, Inc. 6.800% 8/15/18	70,000	86,473
Telecom Italia Capital 6.175% 6/18/14	175,000	192,988
Verizon Communications, Inc. 8.750% 11/01/18	120,000	163,287
Verizon New England, Inc. 6.500% 9/15/11	115,000	120,914
Virgin Media Secured Finance PLC 6.500% 1/15/18	345,000	363,975
Windstream Corp. 7.875% 11/01/17	210,000	218,925
Windstream Corp. 8.125% 8/01/13	400,000	434,000
		4,591,584
Textiles – 0.0%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	40,000	42,500
Transportation – 0.5%
Bristow Group, Inc. (b) 7.500% 9/15/17	515,000	527,875
Canadian National Railway Co. 5.850% 11/15/17	40,000	47,343
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	190,000	235,114
Ryder System, Inc. 5.000% 6/15/12	90,000	94,970
		905,302
Trucking & Leasing – 0.3%
GATX Corp. 4.750% 10/01/12	215,000	225,999
GATX Corp. 4.750% 5/15/15	60,000	64,152
GATX Corp. 8.750% 5/15/14	220,000	259,852
		550,003
TOTAL CORPORATE DEBT (Cost $60,041,009)		61,968,302
MUNICIPAL OBLIGATIONS – 0.1%
Access Group, Inc., Delaware 1.744% 9/01/37	155,000	141,825

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California 5.950% 4/01/16	$75,000	$82,456
		224,281
TOTAL MUNICIPAL OBLIGATIONS (Cost $218,651)		224,281
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 13.4%
Automobile ABS – 2.8%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	300,000	300,020
Avis Budge Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (a) 0.477% 3/20/12	530,000	529,350
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.397% 8/20/13	245,000	232,461
Bank of America Auto Trust, Series 2009-3A, Class A2 (a) 0.890% 4/15/12	113,669	113,764
Bank of America Auto Trust, Series 2009-1A, Class A2 (a) 1.700% 12/15/11	23,803	23,812
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	450,000	451,149
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	127,261	127,426
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.257% 12/15/20	327,347	329,386
DT Auto Owner Trust, Series 2010-1A, Class A2 (a) 0.990% 12/17/12	225,000	224,986
Ford Credit Auto Lease Trust, Series 2010-A, Class A2 (a) 1.040% 3/15/13	440,615	441,190
Hertz Vehicle Financing LLC, Series 2005-2A, Class A6 (a) 5.080% 11/25/11	219,667	220,479
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	300,000	301,018
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	275,000	275,029
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	350,000	349,987
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	325,000	325,632
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A2 0.740% 7/16/12	300,000	300,555
USAA Auto Owner Trust, Series 2009-2, Class A2 0.740% 3/15/12	117,405	117,459
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	8,797	8,808
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	240,914	241,097
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.807% 3/15/18	291,880	293,498
		5,207,106
Commercial MBS – 4.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.934% 2/10/51	385,000	413,112
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	440,000	469,770
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	295,000	318,209
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	255,000	275,150
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	210,000	215,663
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	160,000	164,302
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4 VRN 5.405% 12/11/40	80,000	88,817
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	470,000	515,564
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	110,000	118,720
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/13/50	400,000	426,745
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	290,000	297,169

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	$265,000	$286,037
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	325,000	343,409
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.422% 2/15/41	265,000	130,845
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	150,000	158,984
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.080% 7/10/38	110,000	120,509
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.404% 5/15/41	545,000	584,798
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	235,000	249,994
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 VRN 5.481% 12/12/44	200,000	215,176
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4 VRN 5.291% 1/12/44	85,000	92,480
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	200,000	205,807
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	480,000	502,727
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.103% 6/12/46	245,000	273,015
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	400,000	419,583
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	365,000	380,646
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.458% 1/11/43	320,000	359,851
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 6.043% 8/15/39	570,000	631,875
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	235,000	232,805
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.057% 2/15/51	390,000	407,304
		8,899,066
Home Equity ABS – 0.7%
ACE Securities Corp., Series 2005-SD1, Class A1 FRN (b) 0.656% 11/25/50	31,565	30,202
Asset-Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.616% 7/25/35	205,706	193,202
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M1 FRN 0.756% 1/25/36	100,000	79,594
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.786% 1/25/35	163,293	154,301
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.846% 12/25/34	71,099	64,508
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.486% 9/25/34	173,017	161,270
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3 FRN 0.916% 3/25/35	270,000	194,483
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.856% 2/25/35	155,595	141,932
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.706% 3/25/35	175,000	144,534
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	354	339
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.656% 10/25/35	200,000	152,583
		1,316,948

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS – 4.5%
Access Group, Inc., Series 2002-1, Class A2 FRN 0.718% 9/25/25	$350,267	$348,376
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class M1 FRN 0.686% 7/25/35	165,000	93,714
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.356% 5/25/36	77,122	73,697
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.299% 3/28/17	317,208	315,034
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 5.270% 1/25/47	122,000	119,849
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 5.448% 1/25/47	400,000	392,946
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 5.448% 1/25/47	450,000	377,911
DB Master Finance LLC, Series 2006-1, Class A2 (a) 5.779% 6/20/31	165,000	163,763
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.592% 12/15/17	442,127	442,065
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.348% 5/25/22	469,035	468,535
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.848% 11/25/44	225,000	175,405
National Collegiate Student Loan Trust, Series 2006-4, Class A1 FRN (b) 0.286% 3/25/25	757,656	748,657
National Collegiate Student Loan Trust, Series 2005-1, Class A2 FRN 0.346% 2/26/24	217,164	216,618
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.406% 2/25/26	230,030	227,690
Newport Waves CDO (Acquired 5/04/10, Cost $129,353), Series 2007-1A, Class A3LS FRN (a) (d) 0.891% 6/20/14	225,000	106,065
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.489% 11/28/23	146,682	142,734
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.588% 10/28/26	436,018	430,127
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.658% 4/28/17	449,400	449,052
Park Place Securities, Inc., Series 2005-WHQ3, Class M1 FRN 0.676% 6/25/35	275,000	227,955
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 12/15/16	145,000	144,720
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1/27/42	135,000	131,625
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.342% 9/15/20	160,133	157,808
SLM Student Loan Trust, Series 2006-B, Class A2 FRN 0.342% 6/15/21	394,034	392,383
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.882% 3/15/38	174,712	144,569
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.942% 6/15/38	229,803	190,224
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.100% 12/15/16	475,000	474,084
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.907% 12/15/17	316,613	315,495
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.678% 10/28/28	103,909	102,445
Student Loan Consolidation Center, Series 2002-2, Class B2 FRN (a) 7/01/42	150,000	110,625
Tax Liens Securitization Trust, Series 2010-1A, Class 1A1 (a) 0.880% 4/15/18	525,000	524,790
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	175,000	174,930
		8,383,891
WL Collateral CMO – 0.7%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.337% 7/20/36	30,083	29,415
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.021% 8/25/34	45,183	39,881

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	$8,803	$7,661
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.287% 9/25/33	5,095	4,255
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.923% 8/25/34	9,427	8,689
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.447% 1/19/38	166,801	100,420
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.366% 5/25/37	149,591	74,282
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.988% 8/25/34	22,086	16,617
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.506% 8/25/36	55,900	40,803
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.799% 7/25/33	1,719	1,661
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.569% 2/25/34	3,447	3,160
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.406% 2/25/34	184	167
Morgan Stanley Reremic Trust 3.000% 7/17/56	808,866	809,116
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.436% 6/25/46	320,455	125,688
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.446% 4/25/46	197,004	103,408
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.986% 3/25/34	15,172	13,555
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.770% 4/25/44	40,577	30,234
		1,409,012
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.695% 6/25/32	14,261	12,381
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $24,889,745)		25,228,404
SOVEREIGN DEBT OBLIGATIONS – 0.2%
Colombia Government International Bond 7.375% 3/18/19	100,000	126,500
Poland Government International Bond 6.375% 7/15/19	130,000	153,162
Rebublic of Brazil International Bond 5.875% 1/15/19	165,000	193,462
		473,124
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $434,062)		473,124
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 18.2%
Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	48,310	54,618
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	39,615	45,290
		99,908
Pass-Through Securities – 18.1%
Federal Home Loan Mortgage Corp.
Pool #G05849 4.500% 5/01/40	7,209,133	7,499,752
Pool #C01283 5.500% 11/01/31	60,432	64,799
Pool #E85389 6.000% 9/01/16	17,060	18,385
Pool #G11431 6.000% 2/01/18	10,818	11,670
Pool #E85301 6.500% 9/01/16	22,321	24,445
Pool #E85032 6.500% 9/01/16	5,043	5,488
Pool #E85409 6.500% 9/01/16	26,796	29,251
Pool #C01079 7.500% 10/01/30	1,570	1,804
Pool #C01135 7.500% 2/01/31	5,884	6,759
Pool #554904 9.000% 3/01/17	79	89
Federal National Mortgage Association
Pool #775539 2.489% 5/01/34	59,002	61,730
Pool #725692 2.505% 10/01/33	120,758	126,493
Pool #888586 2.974% 10/01/34	138,529	145,695
Pool #255148 5.500% 2/01/14	678	710
Pool #587994 6.000% 6/01/16	4,313	4,654
Pool #253880 6.500% 7/01/16	18,785	20,459
Pool #575667 7.000% 3/01/31	11,261	12,604
Pool #572577 7.000% 4/01/31	2,000	2,238
Pool #497120 7.500% 8/01/29	178	203

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #507053 7.500% 9/01/29	$506	$575
Pool #529453 7.500% 1/01/30	2,106	2,401
Pool #531196 7.500% 2/01/30	150	171
Pool #532418 7.500% 2/01/30	1,392	1,585
Pool #530299 7.500% 3/01/30	564	642
Pool #536386 7.500% 4/01/30	114	130
Pool #535996 7.500% 6/01/31	6,010	6,849
Pool #523499 8.000% 11/01/29	1,041	1,196
Pool #252926 8.000% 12/01/29	159	182
Pool #532819 8.000% 3/01/30	133	153
Pool #537033 8.000% 4/01/30	1,000	1,151
Pool #534703 8.000% 5/01/30	692	796
Pool #253437 8.000% 9/01/30	145	167
Pool #253481 8.000% 10/01/30	67	78
Pool #190317 8.000% 8/01/31	2,840	3,266
Pool #596656 8.000% 8/01/31	951	1,081
Pool #599652 8.000% 8/01/31	20,693	23,756
Pool #602008 8.000% 8/01/31	2,957	3,391
Pool #597220 8.000% 9/01/31	1,590	1,824
Federal National Mortgage Association TBA
Pool #5170 4.000% 10/01/23 (e)	12,253,000	12,790,983
Pool #10851 4.500% 12/01/20 (e)	9,136,000	9,609,930
Pool #25956 5.000% 3/01/36 (e)	1,780,000	1,874,006
Government National Mortgage Association
Pool #008746 3.125% 11/20/25	2,459	2,525
Pool #080136 3.125% 11/20/27	459	472
Pool #712488 4.500% 6/15/39	152,920	161,145
Pool #714477 4.500% 6/15/39	156,899	165,339
Pool #718725 4.500% 8/15/39	157,189	165,644
Pool #705250 4.500% 8/15/39	157,255	165,714
Pool #705294 4.500% 8/15/39	157,208	165,664
Pool #716176 4.500% 10/15/39	157,652	166,132
Pool #718246 4.500% 11/15/39	157,957	166,454
Pool #718023 4.500% 11/15/39	150,322	158,408
Pool #722320 4.500% 11/15/39	109,150	115,021
Pool #733333 4.500% 4/15/40	158,872	167,666
Pool #371146 7.000% 9/15/23	1,274	1,410
Pool #352022 7.000% 11/15/23	6,180	6,832
Pool #491089 7.000% 12/15/28	7,772	8,666
Pool #483598 7.000% 1/15/29	2,658	2,957
Pool #478658 7.000% 5/15/29	1,717	1,918
Pool #500928 7.000% 5/15/29	2,785	3,107
Pool #498541 7.000% 6/15/29	1,780	1,949
Pool #509546 7.000% 6/15/29	3,272	3,655
Pool #499410 7.000% 7/15/29	618	690
Pool #510083 7.000% 7/15/29	1,272	1,420
Pool #493723 7.000% 8/15/29	2,835	3,167
Pool #507093 7.000% 8/15/29	1,068	1,194
Pool #581417 7.000% 7/15/32	10,386	11,521
Pool #591581 7.000% 8/15/32	3,288	3,648
Pool #210946 7.500% 3/15/17	1,565	1,737
Pool #203940 7.500% 4/15/17	3,258	3,573
Pool #181168 7.500% 5/15/17	1,446	1,605
Pool #193870 7.500% 5/15/17	2,317	2,547
Pool #226163 7.500% 7/15/17	2,932	3,259
Pool #385760 7.500% 6/15/24	335	378
New Valley Generation IV 4.687% 1/15/22	54,837	59,703
		34,086,661
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $33,780,575)		34,186,569
U.S. TREASURY OBLIGATIONS – 8.4%
U.S. Treasury Bonds & Notes – 8.4%
U.S. Treasury Note (b) 0.375% 8/31/12	4,470,000	4,466,857
U.S. Treasury Note (b) 0.750% 9/15/13	5,150,000	5,167,100
U.S. Treasury Note (b) 2.625% 2/29/16	5,100,000	5,421,539
U.S. Treasury Note 2.625% 8/15/20	680,000	686,428
		15,741,924
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,473,984)		15,741,924
TOTAL BONDS & NOTES (Cost $134,838,026)		137,822,604
TOTAL LONG-TERM INVESTMENTS (Cost $134,838,026)		137,822,604
SHORT-TERM INVESTMENTS – 39.7%
Commercial Paper – 39.7%
AGL Capital Corp. (a) 0.330% 10/27/10	4,500,000	4,498,927
BAE Systems Holdings, Inc. (a) 0.350% 11/03/10	3,975,000	3,973,725
BG Energy Finance, Inc. (a) 0.250% 11/10/10	3,000,000	2,999,167
BMW U.S. Capital LLC (a) 0.380% 10/13/10	4,500,000	4,499,430
Danske Corp. (a) 0.360% 10/04/10	4,500,000	4,499,865
Duke Energy Corp. (a) 0.360% 10/14/10	3,000,000	2,999,610
ERAC USA Finance Co. (a) 0.430% 11/22/10	4,300,000	4,297,329

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FPL Group Capital, Inc. (a) 0.440% 10/06/10	$4,525,000	$4,524,723
General Mills, Inc.(a) (b) 0.340% 10/04/10	4,375,000	4,374,876
H.J. Heinz Finance Co. (a) 0.450% 10/21/10	3,675,000	3,674,081
Henkel Corp. (a) 0.320% 10/18/10	4,500,000	4,499,320
Lincoln National Corp. (a) (b) 0.340% 11/09/10	2,000,000	1,999,263
Natexis Banques Popl 0.270% 11/26/10	2,250,000	2,249,055
Reed Elsevier, Inc. (a) 0.350% 10/05/10	2,400,000	2,399,907
Reed Elsevier, Inc. (a) 0.350% 10/22/10	2,150,000	2,149,561
Royal Bank of Scotland Group PLC (a) 0.290% 11/15/10	4,125,000	4,123,505
South Carolina Electric & Gas 0.350% 10/21/10	4,500,000	4,499,125
UnitedHealth Group, Inc. (a) 0.350% 10/01/10	4,500,000	4,500,000
Volkswagen Group of America, Inc. (a) 0.370% 10/05/10	3,125,000	3,124,872
Volkswagen Group of America, Inc. (a) 0.380% 10/25/10	1,500,000	1,499,620
Wellpoint, Inc. (a) 0.270% 10/12/10	3,300,000	3,299,728
		74,685,689
Time Deposits – 0.0%
Euro Time Deposit 0.010% 10/01/10	26,283	26,283
TOTAL SHORT-TERM INVESTMENTS (Cost $74,711,972)		74,711,972
TOTAL INVESTMENTS – 113.0% (Cost $209,549,998) (f)		212,534,576
Other Assets/ (Liabilities) – (13.0)%		(24,506,030)
NET ASSETS – 100.0%		$188,028,546

Notes to Portfolio of Investments
ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $79,426,556 or 42.24% of net assets.
(b)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2010, these securities amounted to a value of $4,226 or 0.00% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2010, these securities amounted to a value of $106,065 or 0.06% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.2%
COMMON STOCK – 99.2%
Advertising – 0.1%
China MediaExpress Holdings, Inc. (a)	4,410	$44,982
Harte-Hanks, Inc.	5,562	64,909
		109,891
Aerospace & Defense – 1.5%
BE Aerospace, Inc. (a)	36,428	1,104,133
Cubic Corp.	4,814	196,411
Ducommun, Inc.	1,600	34,848
GenCorp, Inc. (a)	18,950	93,234
LMI Aerospace, Inc. (a)	660	10,507
Spirit AeroSystems Holdings, Inc. Class A (a)	15,510	309,114
Teledyne Technologies, Inc. (a)	1,530	60,925
		1,809,172
Agriculture – 0.1%
Alliance One International, Inc. (a)	8,270	34,321
The Andersons, Inc.	1,740	65,946
		100,267
Airlines – 0.6%
Alaska Air Group, Inc. (a)	4,160	212,285
Allegiant Travel Co.	3,063	129,626
Hawaiian Holdings, Inc. (a)	24,597	147,336
JetBlue Airways Corp. (a)	35,000	234,150
Pinnacle Airlines Corp. (a)	4,644	25,217
Republic Airways Holdings, Inc. (a)	1,230	10,184
		758,798
Apparel – 0.7%
Deckers Outdoor Corp. (a)	4,001	199,890
Oxford Industries, Inc.	470	11,177
Perry Ellis International, Inc. (a)	5,102	111,479
The Timberland Co. Class A (a)	11,424	226,309
True Religion Apparel, Inc. (a)	1,190	25,394
The Warnaco Group, Inc. (a)	4,470	228,551
		802,800
Auto Manufacturers – 0.2%
Oshkosh Corp. (a)	7,594	208,835
Automotive & Parts – 0.7%
Cooper Tire & Rubber Co.	10,596	208,000
Dana Holding Corp. (a)	41,320	509,062
Federal-Mogul Corp. (a)	1,350	25,529
Fuel Systems Solutions, Inc. (a)	2,130	83,304
		825,895
Banks – 2.7%
Alliance Financial Corp.	1,293	39,087
Banco Latinoamericano de Comercio Exterior SA	6,792	98,144
Banco Macro SA Class B Sponsored ADR (Argentina)	4,916	218,959
BBVA Banco Frances SA Sponsored ADR (Argentina)	5,130	50,787
Cass Information Systems, Inc.	371	12,729
Century Bancorp, Inc. Class A	1,456	34,784
City Holding Co.	1,740	53,366
First Midwest Bancorp, Inc.	29,146	336,053
FirstMerit Corp.	17,073	312,777
Grupo Financiero Galicia SA Sponsored ADR (Argentina) (a)	260	2,595
Hancock Holding Co.	8,030	241,462
IBERIABANK Corp.	12,431	621,301
International Bancshares Corp.	1,896	32,023
National Bankshares, Inc.	1,116	28,793
Northrim BanCorp, Inc.	2,063	34,246
Northwest Bancshares, Inc.	27,352	306,069
Synovus Financial Corp.	213,310	524,743
Westamerica Bancorp.	6,287	342,579
		3,290,497
Beverages – 0.2%
Cott Corp. (a)	26,074	204,681
Biotechnology – 1.3%
Acorda Therapeutics, Inc. (a)	9,192	303,520
Bio-Rad Laboratories, Inc. Class A (a)	130	11,766
Cambrex Corp. (a)	12,226	51,960
Harvard Bioscience, Inc. (a)	8,851	33,634
Human Genome Sciences, Inc. (a)	8,070	240,405
Integra LifeSciences Holdings (a)	14,047	554,295
Martek Biosciences Corp. (a)	10,724	242,684
PDL BioPharma, Inc.	29,756	156,517
		1,594,781
Building Materials – 0.7%
AAON, Inc.	4,226	99,396
Apogee Enterprises, Inc.	2,423	22,170
Comfort Systems USA, Inc.	2,276	24,421
Eagle Materials, Inc.	24,954	591,410
Gibraltar Industries, Inc. (a)	4,107	36,881
Interline Brands, Inc. (a)	2,666	48,095
Quanex Building Products Corp.	2,860	49,392
		871,765
Chemicals – 2.2%
Arch Chemicals, Inc.	840	29,476
Ashland, Inc.	3,527	172,012
Cytec Industries, Inc.	15,109	851,845
Hawkins, Inc.	4,084	144,655
Innophos Holdings, Inc.	9,531	315,476
Innospec, Inc. (a)	2,284	34,785
KMG Chemicals, Inc.	2,624	36,972
Minerals Technologies, Inc.	3,799	223,837
NewMarket Corp.	1,420	161,426
OM Group, Inc. (a)	3,640	109,637
Omnova Solutions, Inc. (a)	4,498	32,341
PolyOne Corp. (a)	15,298	184,953
Stepan Co.	1,329	78,557

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
W.R. Grace & Co. (a)	7,299	$203,934
		2,579,906
Coal – 0.2%
Cloud Peak Energy, Inc. (a)	10,740	196,005
James River Coal Co. (a)	4,100	71,873
		267,878
Commercial Services – 5.4%
Advance America Cash Advance Centers, Inc.	24,384	98,268
Avis Budget Group, Inc. (a)	1,158	13,491
Bridgepoint Education, Inc. (a)	3,910	60,449
Capella Education Co. (a)	14,071	1,092,191
Career Education Corp. (a)	10,601	227,603
CBIZ, Inc. (a)	1,800	10,674
Chemed Corp.	3,063	174,499
Consolidated Graphics, Inc. (a)	3,940	163,313
Convergys Corp. (a)	2,525	26,386
Corinthian Colleges, Inc. (a)	13,282	93,240
Corvel Corp. (a)	820	34,809
CPI Corp.	1,290	33,385
Deluxe Corp.	14,173	271,130
Donnelley (R.R.) & Sons Co.	11,169	189,426
Emergency Medical Services Corp. Class A (a)	3,887	206,983
Euronet Worldwide, Inc. (a)	410	7,376
Forrester Research, Inc. (a)	1,611	53,292
Global Cash Access Holdings, Inc. (a)	21,934	89,491
Great Lakes Dredge & Dock Co.	10,770	62,574
Healthspring, Inc. (a)	10,122	261,552
Hillenbrand, Inc.	2,634	56,657
HMS Holdings Corp. (a)	10,072	593,644
Kendle International, Inc. (a)	1,690	15,751
Korn/Ferry International (a)	12,516	207,015
Lincoln Educational Services Corp. (a)	7,020	101,158
Maximus, Inc.	3,037	187,018
Net 1 UEPS Technologies, Inc. (a)	14,143	163,493
Pre-Paid Legal Services, Inc. (a)	2,556	159,724
Providence Service Corp. (a)	1,760	28,846
Rent-A-Center, Inc.	12,437	278,340
Robert Half International, Inc.	18,020	468,520
Sotheby's	5,820	214,292
Teekay Offshore Partners LP	4,050	93,717
TeleTech Holdings, Inc. (a)	14,931	221,576
TNS, Inc. (a)	1,217	20,628
Valassis Communications, Inc. (a)	6,170	209,101
VistaPrint NV (a)	8,881	343,251
		6,532,863
Computers – 2.0%
CACI International, Inc. Class A (a)	16,670	754,484
DST Systems, Inc.	4,877	218,685
Manhattan Associates, Inc. (a)	8,773	257,488
MTS Systems Corp.	1,150	35,650
Ness Technologies, Inc. (a)	11,677	52,546
Netscout Systems, Inc. (a)	1,760	36,098
Quantum Corp. (a)	5	11
Rimage Corp. (a)	1,924	31,631
STEC, Inc. (a)	470	5,851
Synaptics, Inc. (a)	30,381	854,921
Syntel, Inc.	707	31,461
Unisys Corp. (a)	2,618	73,042
		2,351,868
Cosmetics & Personal Care – 0.0%
Inter Parfums, Inc.	30	528
Distribution & Wholesale – 0.9%
Fossil, Inc. (a)	10,612	570,819
Pool Corp.	27,506	552,045
Tech Data Corp. (a)	12	484
		1,123,348
Diversified Financial – 2.6%
Altisource Portfolio Solutions SA (a)	5,470	170,336
BGC Partners, Inc. Class A	400	2,388
Calamos Asset Management, Inc. Class A	2,279	26,208
Credit Acceptance Corp. (a)	2,470	149,583
Encore Capital Group, Inc. (a)	5,622	101,308
Federal Agricultural Mortgage Corp. Class C	3,152	34,105
Federated Investors, Inc. Class B	2,200	50,072
Investment Technology Group, Inc. (a)	1,414	20,107
Knight Capital Group, Inc. Class A (a)	33,035	409,304
MF Global (Holdings) Ltd. (a)	96,035	691,452
National Financial Partners Corp. (a)	5,530	70,065
Nelnet, Inc. Class A	10,770	246,418
Oppenheimer Holdings, Inc. Class A	410	11,459
optionsXpress Holdings, Inc. (a)	29,352	450,847
Rodman & Renshaw Capital Group, Inc. (a)	17,085	36,733
Stifel Financial Corp. (a)	8,441	390,734
World Acceptance Corp. (a)	4,999	220,756
		3,081,875
Electric – 1.6%
CIA Paranaense de Energia Sponsored ADR (Brazil)	11,062	246,130
El Paso Electric Co. (a)	7,026	167,078
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	4,450	34,888
Integrys Energy Group, Inc.	3,564	185,542
NorthWestern Corp.	16,389	467,086
UIL Holdings Corp.	9,660	272,026
Unisource Energy Corp.	824	27,546
Westar Energy, Inc.	19,232	465,991
		1,866,287

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment – 1.4%
China Sunergy Co. Ltd. (a)	25,894	$116,782
Fushi Copperweld, Inc. (a)	5,590	48,577
Generac Holdings, Inc. (a)	24,139	329,256
Greatbatch, Inc. (a)	20,089	465,864
Harbin Electric, Inc. (a)	4,832	86,445
Hubbell, Inc. Class B	4,503	228,527
JA Solar Holdings Co. Ltd. ADR (Cayman Islands) (a)	18,030	168,220
Powell Industries, Inc. (a)	6,243	194,282
Power-One, Inc. (a)	8,180	74,356
		1,712,309
Electronics – 1.7%
AVX Corp.	14,907	206,015
Brady Corp. Class A	1,030	30,045
Celestica, Inc. (a)	7,020	59,179
Checkpoint Systems, Inc. (a)	1,823	37,098
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	5,417	36,673
Coherent, Inc. (a)	1,890	75,619
CTS Corp.	1,750	16,835
Imax Corp. (a)	40,249	678,598
Jinpan International Ltd.	6,502	65,540
Multi-Fineline Electronix, Inc. (a)	7,478	164,441
Park Electrochemical Corp.	140	3,688
Sanmina-SCI Corp. (a)	1	12
Spectrum Control, Inc. (a)	4,075	59,984
Thomas & Betts Corp. (a)	6,174	253,257
Vishay Intertechnology, Inc. (a)	22,888	221,556
Watts Water Technologies, Inc. Class A	4,372	148,867
		2,057,407
Energy — Alternate Sources – 0.3%
GT Solar International, Inc. (a)	26,921	225,329
Solarfun Power Holdings Co. Ltd. Sponsored ADR (Cayman Islands) (a)	11,810	155,301
		380,630
Engineering & Construction – 0.9%
Chicago Bridge & Iron Co. NV (a)	5,670	138,632
Dycom Industries, Inc. (a)	8,759	87,503
Emcor Group, Inc. (a)	7,668	188,556
Layne Christensen Co. (a)	7	181
Michael Baker Corp. (a)	3,566	117,535
Sterling Construction Co., Inc. (a)	3,808	47,143
Tutor Perini Corp. (a)	23,425	470,608
		1,050,158
Entertainment – 1.1%
Bally Technologies, Inc. (a)	34,225	1,196,164
National CineMedia, Inc.	650	11,635
Speedway Motorsports, Inc.	5,096	79,905
		1,287,704
Environmental Controls – 0.7%
Darling International, Inc. (a)	14,468	123,267
Duoyuan Global Water, Inc. ADR (British Virgin Islands) (a)	390	5,082
Waste Connections, Inc. (a)	18,712	742,118
		870,467
Foods – 2.0%
Cal-Maine Foods, Inc.	4,692	135,974
Corn Products International, Inc.	5,520	207,000
Del Monte Foods Co.	13,105	171,806
Flowers Foods, Inc.	23,580	585,727
Fresh Del Monte Produce, Inc. (a)	2,848	61,802
M&F Worldwide Corp. (a)	3,729	90,801
Nash Finch Co.	2,511	106,818
Overhill Farms, Inc. (a)	5,310	24,214
Seaboard Corp.	50	88,550
TreeHouse Foods, Inc. (a)	20,642	951,596
		2,424,288
Forest Products & Paper – 0.9%
Boise, Inc. (a)	17,792	115,470
Buckeye Technologies, Inc.	13,486	198,379
Clearwater Paper Corp. (a)	2,298	174,832
Domtar Corp.	3,131	202,200
KapStone Paper and Packaging Corp. (a)	8,860	107,560
P.H. Glatfelter Co.	9,319	113,319
Rock-Tenn Co. Class A	4,023	200,386
		1,112,146
Gas – 1.0%
AGL Resources, Inc.	250	9,590
Atmos Energy Corp.	6,732	196,911
Chesapeake Utilities Corp.	860	31,149
The Laclede Group, Inc.	3,040	104,637
Nicor, Inc.	4,447	203,761
PAA Natural Gas Storage LP	15,840	382,378
Southwest Gas Corp.	7,349	246,853
		1,175,279
Hand & Machine Tools – 0.6%
Franklin Electric Co., Inc.	962	31,900
Regal-Beloit Corp.	11,276	661,788
		693,688
Health Care — Products – 2.3%
American Medical Systems Holdings, Inc. (a)	6,506	127,387
Atrion Corp.	606	95,451
Bruker Corp. (a)	9,249	129,763
China Medical Technologies, Inc. Sponsored ADR (Cayman Islands) (a)	210	2,728
The Cooper Cos., Inc.	2,220	102,608
Cyberonics, Inc. (a)	200	5,336
Dexcom, Inc. (a)	15,680	207,290
Haemonetics Corp. (a)	390	22,827
Hill-Rom Holdings, Inc.	3,351	120,267
ICU Medical, Inc. (a)	1,920	71,597
Immucor, Inc. (a)	3,010	59,688
Invacare Corp.	8,370	221,889
Kensey Nash Corp. (a)	4,848	140,059

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kinetic Concepts, Inc. (a)	5,641	$206,348
Merit Medical Systems, Inc. (a)	2,301	36,563
Orthofix International NV (a)	10,842	340,656
Quidel Corp. (a)	145	1,593
Steris Corp.	6,121	203,340
Symmetry Medical, Inc. (a)	6,017	58,004
Utah Medical Products, Inc.	1,160	33,988
Volcano Corp. (a)	19,585	508,818
Young Innovations, Inc.	1,267	36,249
		2,732,449
Health Care — Services – 3.1%
Air Methods Corp. (a)	240	9,979
Allied Healthcare International, Inc. (a)	11,336	28,340
Almost Family, Inc. (a)	2,450	72,594
Amedisys, Inc. (a)	4,022	95,724
America Service Group, Inc.	3,815	56,767
AMERIGROUP Corp. (a)	5,108	216,937
AmSurg Corp. (a)	10,284	179,764
Centene Corp. (a)	540	12,739
Continucare Corp. (a)	10,855	45,591
The Ensign Group, Inc.	2,258	40,531
Gentiva Health Services, Inc. (a)	6,998	152,906
Health Management Associates, Inc. Class A (a)	137,879	1,056,153
Healthways, Inc. (a)	2,669	31,067
ICON PLC Sponsored ADR (Ireland) (a)	7,316	158,172
Kindred Healthcare, Inc. (a)	1,724	22,447
LHC Group, Inc. (a)	7,023	162,863
LifePoint Hospitals, Inc. (a)	5,958	208,888
Lincare Holdings, Inc.	8,160	204,734
Magellan Health Services, Inc. (a)	5,894	278,433
MEDNAX, Inc. (a)	1,847	98,445
Metropolitan Health Networks, Inc. (a)	15,452	58,718
Molina Healthcare, Inc. (a)	7,990	215,650
NovaMed, Inc. (a)	2,552	24,729
Sun Healthcare Group, Inc. (a)	16,549	140,170
Triple-S Management Corp. Class B (a)	6,892	116,130
U.S. Physical Therapy, Inc. (a)	4,595	76,828
Universal Health Services, Inc. Class B	26	1,010
		3,766,309
Home Furnishing – 0.0%
La-Z-Boy, Inc. (a)	976	8,237
Household Products – 0.7%
American Greetings Corp. Class A	8,242	153,219
Blyth, Inc.	4,023	165,909
Central Garden & Pet Co. Class A (a)	18,277	189,350
CSS Industries, Inc.	1,614	27,906
Ennis, Inc.	5,742	102,724
Helen of Troy Ltd. (a)	2,987	75,541
Kid Brands, Inc. (a)	5,719	49,183
Prestige Brands Holdings, Inc. (a)	11,511	113,844
		877,676
Housewares – 0.4%
National Presto Industries, Inc.	2,080	221,458
The Toro Co.	5,014	281,937
		503,395
Insurance – 6.5%
Allied World Assurance Co. Holdings Ltd.	3,928	222,286
American Equity Investment Life Holding Co.	15,667	160,430
American Safety Insurance Holdings Ltd. (a)	2,192	35,817
AMERISAFE, Inc. (a)	6,749	126,746
Amtrust Financial Services, Inc.	13,004	188,818
Argo Group International Holdings Ltd.	5,082	176,549
Aspen Insurance Holdings Ltd.	7,851	237,728
CNA Surety Corp. (a)	7,445	133,414
CNO Financial Group, Inc. (a)	35,593	197,185
EMC Insurance Group, Inc.	1,505	32,087
Employers Holdings, Inc.	6,005	94,699
Endurance Specialty Holdings Ltd.	6,565	261,287
Enstar Group Ltd. (a)	1,798	130,535
FBL Financial Group, Inc. Class A	5,133	133,355
First Mercury Financial Corp.	7,040	70,963
Flagstone Reinsurance Holdings SA	11,581	122,875
FPIC Insurance Group, Inc. (a)	4,066	142,676
Greenlight Capital Re Ltd. Class A (a)	7,018	175,590
The Hanover Insurance Group, Inc.	14,346	674,262
Harleysville Group, Inc.	2,777	91,058
Horace Mann Educators Corp.	9,255	164,554
Infinity Property & Casualty Corp.	4,545	221,660
Life Partners Holdings, Inc.	8,147	155,038
Maiden Holdings Ltd.	5,720	43,529
Meadowbrook Insurance Group, Inc.	9,192	82,452
Mercer Insurance Group, Inc.	1,824	32,467
Mercury General Corp.	5,068	207,129
MGIC Investment Corp. (a)	74,860	690,958
Montpelier Re Holdings Ltd.	12,392	214,630
National Interstate Corp.	1,326	28,867
National Western Life Insurance Co. Class A	359	50,504
The Navigators Group, Inc. (a)	1,980	88,367
OneBeacon Insurance Group Ltd. Class A	7,010	100,173
Platinum Underwriters Holdings Ltd.	6,361	276,831
PMA Capital Corp. Class A (a)	660	4,976
Primerica, Inc.	2,180	44,341
ProAssurance Corp. (a)	4,568	263,071
Protective Life Corp.	8,230	179,085
Radian Group, Inc.	48,400	378,488
RLI Corp.	988	55,941

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Safety Insurance Group, Inc.	5,568	$233,967
Selective Insurance Group, Inc.	4,000	65,160
StanCorp Financial Group, Inc.	5,072	192,736
Symetra Financial Corp.	11,780	123,219
Unitrin, Inc.	9,003	219,583
Universal American Financial Corp.	7,500	110,625
Validus Holdings Ltd.	6,236	164,381
		7,801,092
Internet – 4.0%
AOL, Inc. (a)	8,390	207,652
Blue Coat Systems, Inc. (a)	54,179	1,303,547
EarthLink, Inc.	25,243	229,459
eResearch Technology, Inc. (a)	15,032	112,439
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	10,572	67,872
j2 Global Communications, Inc. (a)	32,691	777,719
NutriSystem, Inc.	690	13,276
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	5,882	150,932
Perficient, Inc. (a)	3,855	35,235
Saba Software, Inc. (a)	8,231	44,777
Sohu.com, Inc. (a)	3,819	220,051
TIBCO Software, Inc. (a)	63,552	1,127,412
United Online, Inc.	24,101	137,858
ValueClick, Inc. (a)	19,887	260,122
VirnetX Holding Corp.	1,590	23,341
Web.com Group, Inc. (a)	2,620	14,410
Websense, Inc. (a)	3,096	54,923
		4,781,025
Investment Companies – 1.5%
American Capital Ltd. (a)	27,686	160,856
Ares Capital Corp.	50,517	790,591
BlackRock Kelso Capital Corp.	16,766	192,809
Fifth Street Finance Corp.	20,552	228,949
Gladstone Capital Corp.	9,927	111,877
Gladstone Investment Corp.	6,805	45,594
Hercules Technology Growth Capital, Inc.	3,821	38,630
MCG Capital Corp.	15,840	92,506
PennantPark Investment Corp.	699	7,416
Solar Capital Ltd.	670	14,372
TICC Capital Corp.	8,787	90,945
Triangle Capital Corp.	2,694	43,050
		1,817,595
Leisure Time – 0.2%
Ambassadors Group, Inc.	4,616	52,346
Polaris Industries, Inc.	2,813	183,126
		235,472
Lodging – 0.3%
Ameristar Casinos, Inc.	18,512	323,034
Machinery — Construction & Mining – 0.3%
Terex Corp. (a)	13,560	310,795
Machinery — Diversified – 1.7%
Alamo Group, Inc.	1,760	39,301
Altra Holdings, Inc. (a)	2,687	39,579
Applied Industrial Technologies, Inc.	6,468	197,921
Briggs & Stratton Corp.	5,820	110,638
Duoyuan Printing, Inc. (a)	6,880	19,539
DXP Enterprises, Inc. (a)	2,115	40,143
Gardner Denver, Inc.	15,773	846,695
NACCO Industries, Inc. Class A	510	44,569
Wabtec Corp.	13,665	653,050
Zebra Technologies Corp. Class A (a)	420	14,129
		2,005,564
Manufacturing – 1.6%
A.O. Smith Corp.	3,080	178,301
American Railcar Industries, Inc. (a)	2,849	44,672
AZZ, Inc.	4,772	204,432
Blount International, Inc. (a)	650	8,275
Carlisle Cos., Inc.	1	30
Ceradyne, Inc. (a)	9,245	215,871
China Yuchai International Ltd.	4,420	84,555
Crane Co.	1,460	55,392
EnPro Industries, Inc. (a)	14,209	444,458
FreightCar America, Inc.	10,033	246,812
GP Strategies Corp. (a)	4,377	39,787
Koppers Holdings, Inc.	934	25,097
Myers Industries, Inc.	5,355	45,999
Sturm, Ruger & Co., Inc.	11,459	156,301
Teleflex, Inc.	230	13,059
Tredegar Corp.	10,656	202,251
		1,965,292
Media – 1.5%
Dex One Corp. (a)	3,440	42,243
The Dolan Co. (a)	5,800	65,946
FactSet Research Systems, Inc.	11,459	929,669
Gannett Co., Inc.	15,493	189,479
John Wiley & Sons, Inc. Class A	1,296	52,955
Journal Communications, Inc. Class A (a)	7,487	33,766
Lee Enterprises, Inc. (a)	19,530	52,341
The McClatchy Co. Class A (a)	9,630	37,846
Meredith Corp.	540	17,987
The New York Times Co. Class A (a)	7,470	57,818
Scholastic Corp.	6,315	175,683
Sinclair Broadcast Group, Inc. Class A (a)	21,447	150,558
		1,806,291
Metal Fabricate & Hardware – 0.2%
Hawk Corp. Class A (a)	220	9,519
Kaydon Corp.	330	11,418
L.B. Foster Co. Class A (a)	190	5,499
The Timken Co.	6,190	237,448
Valmont Industries, Inc.	20	1,448
		265,332
Mining – 0.7%
Compass Minerals International, Inc.	10,689	818,991
Redcorp Ventures Ltd. (b)	68,300	332
		819,323
Oil & Gas – 2.2%
Atwood Oceanics, Inc. (a)	2,210	67,295
Bill Barrett Corp. (a)	5,704	205,344

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Callon Petroleum Co. (a)	9,620	$47,619
Contango Oil & Gas Co. (a)	1,563	78,400
CVR Energy, Inc. (a)	15,293	126,167
Dominion Resources Black Warrior Trust	2,256	30,682
Gran Tierra Energy, Inc. (a)	11,520	88,934
Gulfport Energy Corp. (a)	3,036	42,018
Holly Corp.	45,667	1,312,926
Pengrowth Energy Trust	18,674	206,535
Petrobras Argentina SA ADR (Argentina)	760	12,570
PetroQuest Energy, Inc. (a)	11,410	69,487
Precision Drilling Corp. (a)	11,910	81,584
PrimeEnergy Corp. (a)	840	15,372
Stone Energy Corp. (a)	10,507	154,768
VAALCO Energy, Inc. (a)	10,460	60,040
W&T Offshore, Inc.	7,050	74,730
		2,674,471
Oil & Gas Services – 1.0%
Acergy SA Sponsored ADR (Luxembourg)	15,957	294,407
Bolt Technology Corp. (a)	3,017	30,924
Cal Dive International, Inc. (a)	16,800	91,896
Cie Generale de Geophysique-Veritas Sponsored ADR (France) (a)	6,108	133,399
Complete Production Services, Inc. (a)	6,664	136,279
Matrix Service Co. (a)	2,640	23,100
Oil States International, Inc. (a)	6,101	284,001
Superior Energy Services, Inc. (a)	2,120	56,583
TETRA Technologies, Inc. (a)	7,850	80,070
TGC Industries, Inc. (a)	7,410	28,454
		1,159,113
Packaging & Containers – 0.8%
Packaging Corp. of America	39,270	909,886
Pharmaceuticals – 4.3%
China Sky One Medical, Inc. (a)	2,107	16,013
Cubist Pharmaceuticals, Inc. (a)	9,476	221,644
Endo Pharmaceuticals Holdings, Inc. (a)	7,598	252,558
Herbalife Ltd.	4,479	270,308
Hi-Tech Pharmacal Co., Inc. (a)	2,685	54,344
Impax Laboratories, Inc. (a)	9,910	196,218
King Pharmaceuticals, Inc. (a)	13,125	130,725
Medicis Pharmaceutical Corp. Class A	7,619	225,903
Par Pharmaceutical Cos., Inc. (a)	5,643	164,099
Perrigo Co.	9,879	634,429
Questcor Pharmaceuticals, Inc. (a)	27,048	268,316
Salix Pharmaceuticals Ltd. (a)	22,127	878,885
Savient Pharmaceuticals, Inc. (a)	39,361	900,186
Sirona Dental Systems, Inc. (a)	5,172	186,399
SXC Health Solutions Corp. (a)	11,360	414,299
Targacept, Inc. (a)	850	18,989
Valeant Pharmaceuticals International, Inc.	8,916	223,346
Viropharma, Inc. (a)	10,140	151,187
		5,207,848
Pipelines – 0.5%
MarkWest Energy Partners, LP	18,089	649,757
Real Estate – 0.4%
Starwood Property Trust, Inc.	16,325	324,378
W.P. Carey & Co. LLC	3,437	99,501
		423,879
Real Estate Investment Trusts (REITS) – 6.1%
Associated Estates Realty Corp.	9,261	129,469
Brandywine Realty Trust	37,110	454,597
BRE Properties, Inc.	4,910	203,765
CapitalSource, Inc.	63,389	338,497
CBL & Associates Properties, Inc.	14,942	195,143
Chatham Lodging Trust (a)	8,200	152,602
Colonial Properties Trust	710	11,495
Digital Realty Trust, Inc.	13,980	862,566
Education Realty Trust, Inc.	3,860	27,599
Essex Property Trust, Inc.	1,920	210,125
Extra Space Storage, Inc.	9,896	158,732
Government Properties Income Trust	1,610	42,987
Hatteras Financial Corp.	26,845	764,277
Home Properties, Inc.	3,960	209,484
Hospitality Properties Trust	3,305	73,801
LaSalle Hotel Properties	31,115	727,780
Mid-America Apartment Communities, Inc.	17,013	991,518
Pebblebrook Hotel Trust (a)	4,290	77,263
PS Business Parks, Inc.	3,440	194,601
Saul Centers, Inc.	30	1,258
Strategic Hotels & Resorts, Inc. (a)	74,110	314,226
Tanger Factory Outlet Centers, Inc.	18,785	885,525
Taubman Centers, Inc.	4,587	204,626
U-Store-It Trust	8,970	74,899
		7,306,835
Retail – 7.3%
Aeropostale, Inc. (a)	8,587	199,648
AFC Enterprises, Inc (a)	4,798	59,495
AnnTaylor Stores Corp. (a)	6,310	127,714
Big Lots, Inc. (a)	6,918	230,024
Bob Evans Farms, Inc.	1,040	29,193
Books-A-Million, Inc.	3,305	19,830
Brinker International, Inc.	4,742	89,434
Cabela's, Inc. (a)	5,116	97,102
Carrols Restaurant Group, Inc. (a)	4,433	23,495
Cash America International, Inc.	7,690	269,150
The Cato Corp. Class A	11,312	302,709
CEC Entertainment, Inc. (a)	7,258	249,167

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Children's Place Retail Store, Inc. (a)	22,529	$1,098,739
Collective Brands, Inc. (a)	3,630	58,588
Cracker Barrel Old Country Store, Inc.	640	32,486
Dillard's, Inc. Class A	8,590	203,068
DSW, Inc. Class A (a)	6,907	198,231
EZCORP, Inc. Class A (a)	13,344	267,414
The Finish Line, Inc. Class A	13,555	188,550
First Cash Financial Services, Inc. (a)	9,728	269,952
The Gymboree Corp. (a)	5,279	219,290
Insight Enterprises, Inc. (a)	12,808	200,317
Jack in the Box, Inc. (a)	23,349	500,603
Jo-Ann Stores, Inc. (a)	5,243	233,576
Jones Apparel Group, Inc.	7,460	146,514
Jos. A. Bank Clothiers, Inc. (a)	4,027	171,590
Kirkland's, Inc. (a)	13,365	185,239
The Men's Wearhouse, Inc.	740	17,605
Nu Skin Enterprises, Inc. Class A	1,860	53,568
Papa John's International, Inc. (a)	8,605	227,000
Phillips-Van Heusen Corp.	22,771	1,369,903
Ruby Tuesday, Inc. (a)	3,210	38,103
Select Comfort Corp. (a)	8,490	57,562
Signet Jewelers Ltd. (a)	6,852	217,482
Stage Stores, Inc.	11,840	153,920
Tractor Supply Co.	23,572	934,866
Tuesday Morning Corp. (a)	3	14
		8,741,141
Savings & Loans – 0.3%
BofI Holding, Inc. (a)	2,107	25,010
First Defiance Financial Corp.	4,133	41,660
First Niagara Financial Group, Inc.	25,355	295,386
		362,056
Semiconductors – 4.4%
Amkor Technology, Inc. (a)	28,539	187,501
ASM International NV (a)	700	17,808
Cabot Microelectronics Corp. (a)	3,484	112,115
Fairchild Semiconductor International, Inc. (a)	23,501	220,909
Himax Technologies, Inc. ADR (Cayman Islands)	28,487	70,648
Integrated Device Technology, Inc. (a)	9,720	56,862
Kulicke & Soffa Industries, Inc. (a)	10,390	64,314
Lattice Semiconductor Corp. (a)	26,882	127,690
Micrel, Inc.	15,358	151,430
Microsemi Corp. (a)	3,390	58,139
Netlogic Microsystems, Inc. (a)	33,066	911,960
O2Micro International Ltd. ADR (Cayman Islands) (a)	1,590	9,715
PMC-Sierra, Inc. (a)	20,140	148,230
QLogic Corp. (a)	27,796	490,321
Semtech Corp. (a)	38,682	780,990
Silicon Motion Technology Corp. Sponsored ADR (Cayman Islands) (a)	5,254	28,844
Skyworks Solutions, Inc. (a)	35,121	726,302
Standard Microsystems Corp. (a)	540	12,317
Teradyne, Inc. (a)	19,190	213,777
Tessera Technologies, Inc. (a)	6,195	114,608
Varian Semiconductor Equipment Associates, Inc. (a)	20,816	599,085
Veeco Instruments, Inc. (a)	5,690	198,410
		5,301,975
Software – 4.5%
Actuate Corp. (a)	17,643	90,862
Acxiom Corp. (a)	12,847	203,753
Allscripts Healthcare Solutions, Inc. (a)	31,528	582,322
Blackboard, Inc. (a)	18,375	662,235
Broadridge Financial Solutions, Inc.	12,028	275,080
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	4,007	110,193
Compuware Corp. (a)	25,372	216,423
Concur Technologies, Inc. (a)	9,423	465,873
CSG Systems International, Inc. (a)	11,100	202,353
Fair Isaac Corp.	11,140	274,712
Ituran Location and Control Ltd.	2,488	35,827
Lawson Software, Inc. (a)	9,370	79,364
ManTech International Corp. Class A (a)	1,130	44,748
MedAssets, Inc. (a)	15,128	318,293
MicroStrategy, Inc. Class A (a)	2,999	259,743
Monotype Imaging Holdings, Inc. (a)	4,082	37,350
MSCI, Inc. Class A (a)	31,636	1,050,632
Patni Computer Systems Ltd. Sponsored ADR (India)	7,416	135,713
Pervasive Software, Inc. (a)	5,973	29,507
Quest Software, Inc. (a)	11,486	282,441
Satyam Computer Services Ltd. ADR (India) (a)	127	494
Shanda Games Ltd. Sponsored ADR (Cayman Islands) (a)	17,920	96,051
		5,453,969
Telecommunications – 4.4%
Anixter International, Inc. (a)	3,751	202,516
Arris Group, Inc. (a)	76,222	744,689
Atheros Communications. (a)	32,650	860,328
Black Box Corp.	4,205	134,812
Cellcom Israel Ltd.	5,890	178,879
Cincinnati Bell, Inc. (a)	58,801	156,999
Comtech Telecommunications (a)	4,704	128,654
HickoryTech Corp.	3,848	32,823
IDT Corp. Class B (a)	2,400	42,696

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
InterDigital, Inc. (a)	7,247	$214,584
NeuStar, Inc. Class A (a)	42,476	1,055,953
Neutral Tandem, Inc. (a)	3,790	45,291
Nortel Inversora SA Series B ADR (Argentina) (a)	2,207	52,990
NTELOS Holdings Corp.	5,288	89,473
Oplink Communications, Inc. (a)	276	5,476
Plantronics, Inc.	6,873	232,170
Polycom, Inc. (a)	21,500	586,520
RF Micro Devices, Inc. (a)	37,331	229,212
Sierra Wireless, Inc. (a)	7,619	79,009
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	2,230	16,770
USA Mobility, Inc.	12,469	199,878
		5,289,722
Textiles – 0.2%
G&K Services, Inc. Class A	2,898	66,248
UniFirst Corp.	2,988	131,920
		198,168
Toys, Games & Hobbies – 0.1%
JAKKS Pacific, Inc. (a)	5,720	100,901
Transportation – 2.7%
Atlas Air Worldwide Holdings, Inc. (a)	4,131	207,789
Diana Shipping, Inc. (a)	10,197	129,502
Excel Maritime Carriers Ltd. (a)	14,263	80,158
Genesee & Wyoming, Inc. Class A (a)	8,780	380,964
Gulfmark Offshore, Inc. Class A (a)	261	8,018
Hub Group, Inc. Class A (a)	27,976	818,578
Old Dominion Freight Line, Inc. (a)	47,681	1,212,051
Paragon Shipping, Inc. Class A	13,570	53,466
Safe Bulkers, Inc.	16,303	128,957
Teekay Tankers Ltd. Class A	3,028	39,394
United Continental Holdings, Inc. (a)	9,490	224,249
		3,283,126
Trucking & Leasing – 0.2%
Aircastle Ltd.	7,513	63,710
AMERCO (a)	1,560	123,989
Fly Leasing Ltd. ADR (Bermuda)	2,700	35,640
TAL International Group, Inc.	849	20,563
		243,902
Water – 0.5%
Aqua America, Inc.	27,277	556,451
TOTAL COMMON STOCK (Cost $94,260,164)		119,028,092
TOTAL EQUITIES (Cost $94,260,164)		119,028,092
RIGHTS – 0.0%
Pharmaceuticals – 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	400	4
TOTAL RIGHTS (Cost $0)		4
TOTAL LONG-TERM INVESTMENTS (Cost $94,260,164)		119,028,096
	Principal Amount
SHORT-TERM INVESTMENTS – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (c)	$1,380,272	1,380,272
TOTAL SHORT-TERM INVESTMENTS (Cost $1,380,272)		1,380,272
TOTAL INVESTMENTS – 100.4% (Cost $95,640,436) (d)		120,408,368
Other Assets/ (Liabilities) – (0.4)%		(478,034)
NET ASSETS – 100.0%		$119,930,334

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,380,272. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $1,408,509.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments

September 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.5%
COMMON STOCK – 96.2%
Auto Manufacturers – 1.5%
Tata Motors Ltd.	15,024	$366,294
Automotive & Parts – 4.4%
Hero Honda Motors Ltd.	6,420	266,734
Hyundai Mobis	3,454	778,518
		1,045,252
Banks – 22.1%
Banco do Brasil SA	19,900	376,730
Bank Mandari Tbk PT	370,000	299,259
Bank Rakyat Indonesia	230,000	257,290
China Construction Bank Corp. Class H	800,000	699,438
Commercial International Bank	53,209	397,121
Credicorp Ltd.	3,700	421,430
ICICI Bank Ltd. Sponsored ADR (India)	8,600	428,710
Industrial & Commercial Bank of China	915,000	680,131
KB Financial Group, Inc.	7,520	323,171
Sberbank	190,873	528,363
Turkiye Garanti Bankasi AS	98,037	566,482
Turkiye Halk Bankasi AS	30,877	284,569
		5,262,694
Beverages – 1.8%
Companhia de Bebidas das Americas ADR (Brazil)	3,528	436,696
Chemicals – 1.0%
LG Chem Ltd.	825	241,304
Computers – 3.0%
Compal Electronics, Inc.	262,070	313,916
Tata Consultancy Services Ltd.	19,166	392,493
		706,409
Diversified Financial – 2.6%
Hong Kong Exchanges and Clearing Ltd.	13,000	255,529
Redecard SA	23,000	355,733
		611,262
Electronics – 2.8%
Hon Hai Precision Industry Co. Ltd.	176,960	665,039
Foods – 3.5%
China Yurun Food Group Ltd.	71,000	264,299
Wimm-Bill-Dann Foods OJSC Sponsored ADR (Russia)	12,924	292,341
X5 Retail Group NV GDR (Netherlands) (a)	6,677	267,117
		823,757
Forest Products & Paper – 1.0%
Nine Dragons Paper Holdings Ltd.	143,000	248,414
Health Care — Products – 1.5%
Hengan International Group Co. Ltd.	36,000	361,988
Health Care — Services – 1.2%
Diagnosticos da America SA	23,600	283,667
Holding Company — Diversified – 3.0%
Koc Holding AS	151,202	717,589
Household Products – 2.1%
Hypermarcas SA (a)	32,335	500,876
Internet – 4.4%
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	9,300	444,075
NHN Corp. (a)	1,682	289,126
Tencent Holdings Ltd.	14,200	308,725
		1,041,926
Iron & Steel – 2.1%
POSCO	594	268,815
Ternium SA Sponsored ADR (Luxembourg)	6,900	225,285
		494,100
Media – 2.8%
Naspers Ltd.	13,764	669,707
Mining – 7.0%
Antofagasta PLC	13,901	271,002
Cia de Minas Buenaventura SA Series B Sponsored ADR (Peru)	10,417	470,640
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	4,800	81,840
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia)	8,200	140,158
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	6,800	689,928
		1,653,568
Oil & Gas – 8.8%
CNOOC Ltd.	269,000	522,847
PetroChina Co. Ltd. Class H	290,000	337,835
Petroleo Brasileiro SA Sponsored ADR (Brazil)	24,940	818,531
Rosneft Oil Co. GDR (Russia) (a) (b)	24,250	161,747
SK Energy Co. Ltd.	1,891	241,310
		2,082,270
Real Estate – 2.1%
China Resources Land Ltd.	143,600	292,008
Yanlord Land Group Ltd.	151,000	201,082
		493,090
Retail – 5.2%
Astra International Tbk PT	44,500	283,498
Belle International Holdings Ltd.	145,000	291,490
Parkson Retail Group Ltd.	188,500	326,531
Wal-Mart de Mexico SAB de CV	133,192	334,335
		1,235,854
Semiconductors – 6.9%
Hynix Semiconductor, Inc. (a)	11,250	218,919
Samsung Electronics Co., Ltd.	1,691	1,152,342

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	26,561	$269,329
		1,640,590
Software – 1.1%
HCL Technologies Ltd.	28,814	272,200
Telecommunications – 4.3%
America Movil SAB de CV Sponsored ADR (Mexico)	6,337	337,952
Mobile TeleSystems Sponsored ADR (Russia)	15,585	330,870
VimpelCom Ltd. Sponsored ADR (Bermuda) (a)	23,519	349,257
		1,018,079
TOTAL COMMON STOCK (Cost $17,979,915)		22,872,625
PREFERRED STOCK – 2.3%
Mining – 2.3%
Vale SA Sponsored ADR (Brazil) 2.080%	19,822	550,061
TOTAL PREFERRED STOCK (Cost $280,159)		550,061
TOTAL EQUITIES (Cost $18,260,074)		23,422,686
TOTAL LONG-TERM INVESTMENTS (Cost $18,260,074)		23,422,686
	Principal Amount
SHORT-TERM INVESTMENTS – 2.0%
Repurchase Agreement – 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/10, 0.010%, due 10/01/10 (c)	$475,445	475,445
TOTAL SHORT-TERM INVESTMENTS (Cost $475,445)		475,445
TOTAL INVESTMENTS – 100.5% (Cost $18,735,519) (d)		23,898,131
Other Assets/ (Liabilities) – (0.5)%		(126,165)
NET ASSETS – 100.0%		$23,771,966

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2010, these securities amounted to a value of $161,747 or 0.68% of net assets.
(c)	Maturity value of $475,445. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $488,097.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are eleven series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Blend Fund ("Blend Fund"), MML China Fund ("China Fund"), MML Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MML Equity Fund ("Equity Fund"), MML High Yield Fund ("High Yield Fund"), MML Inflation-Protected and Income Fund ("Inflation-Protected and Income Fund"), MML Managed Bond Fund ("Managed Bond Fund"), MML Money Market Fund ("Money Market Fund"), MML Short-Duration Bond Fund ("Short-Duration Bond Fund"), MML Small Cap Equity Fund ("Small Cap Equity Fund"), and MML Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund").

The High Yield Fund and Short-Duration Bond Fund commenced operations on May 3, 2010.

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund, other than the China Fund, High Yield Fund, Short-Duration Bond Fund, and Strategic Emerging Markets Fund offers the following two classes of shares: Initial Class and Service Class shares. Service Class shares of the Money Market Fund are not currently available. The China Fund, High Yield Fund, Short-Duration Bond Fund, and Strategic Emerging Markets Fund offer the following two classes of shares: Class II and Service Class I shares. Class II shares for the China Fund and Strategic Emerging Markets Fund commenced operations on May 1, 2009. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds, excluding the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share, although this cannot be assured. Shares of other open-end mutual funds are

Notes to Portfolio of Investments (Unaudited) (Continued)

valued at their closing net asset values as reported on each business day. Swaps are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a valuation, or for which such market quotations or valuations are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds' Valuation Committee in accordance with procedures approved by the Board of Trustees ("Trustees"), and under the ultimate supervision of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value guidelines may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in foreign securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds' Valuation Committee pursuant to guidelines established by the Trustees, and under the ultimate supervision of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Enhanced Index Core Equity Fund and Equity Fund had all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2010. The High Yield Fund, Inflation-Protected and Income Fund, and Money Market Fund had all investments at Level 2, as of September 30, 2010. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level as of September 30, 2010 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Blend Fund
Equities
Common Stock
Basic Materials	$10,975,777	$-	$-	$10,975,777
Communications	37,962,765	-	-	37,962,765
Consumer, Cyclical	32,109,013	-	-	32,109,013
Consumer, Non-cyclical	77,205,630	-	-	77,205,630
Diversified	85,906	-	-	85,906
Energy	35,530,804	-	-	35,530,804
Financial	57,401,098	-	-	57,401,098
Industrial	40,320,445	-	-	40,320,445
Technology	46,634,659	-	-	46,634,659
Utilities	12,721,067	-	-	12,721,067
Total Common Stock	350,947,164	-	-	350,947,164

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Blend Fund (Continued)
Total Equities	$350,947,164	$-	$-	$350,947,164
Bonds & Notes
Total Corporate Debt	-	92,129,410	-	92,129,410
Total Municipal Obligations	-	1,385,462	-	1,385,462
Non-U.S. Government Agency Obligations
Automobile ABS	-	1,122,647	-	1,122,647
Commercial MBS	-	12,025,545	-	12,025,545
Home Equity ABS	-	1,726,053	-	1,726,053
Student Loans ABS	-	3,975,085	447,830	4,422,915
WL Collateral CMO	-	2,988,680	-	2,988,680
WL Collateral PAC	-	64,318	-	64,318
Total Non-U.S. Government Agency Obligations	-	21,902,328	447,830	22,350,158
Total Sovereign Debt Obligations	-	1,495,709	-	1,495,709
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	396,284	-	396,284
Pass-Through Securities	-	72,665,185	-	72,665,185
Total U.S. Government Agency Obligations and Instrumentalities	-	73,061,469	-	73,061,469
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	33,656,642	-	33,656,642
Total U.S. Treasury Obligations	-	33,656,642	-	33,656,642
Total Bonds & Notes	-	223,631,020	447,830	224,078,850
Total Mutual Funds	9,887,150	-	-	9,887,150
Total Long-Term Investments	360,834,314	223,631,020	447,830	584,913,164
Total Short-Term Investments	-	69,181,344	-	69,181,344
Total Investments	$360,834,314	$292,812,364	$447,830	$654,094,508
China Fund
Equities
Common Stock
Basic Materials	$-	$407,394	$-	$407,394
Communications	717,882	2,943,053	-	3,660,935
Consumer, Cyclical	-	1,936,251	-	1,936,251
Consumer, Non-cyclical	-	1,247,547	-	1,247,547
Diversified	-	287,605	-	287,605

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
China Fund (Continued)
Energy	$-	$2,766,358	$-	$2,766,358
Financial	118,881	6,017,315	-	6,136,196
Industrial	71,400	3,116,059	-	3,187,459
Technology	79,328	689,440	-	768,768
Utilities	-	501,683	-	501,683
Total Common Stock	987,491	19,912,705	-	20,900,196
Total Equities	987,491	19,912,705	-	20,900,196
Total Long-Term Investments	987,491	19,912,705	-	20,900,196
Total Short-Term Investments	-	236,626	-	236,626
Total Investments	$987,491	$20,149,331	$-	$21,136,822
Managed Bond Fund
Equities
Preferred Stock
Financial	$-	$-	$357,786	$357,786
Total Preferred Stock	-	-	357,786	357,786
Total Equities	-	-	357,786	357,786
Bonds & Notes
Total Corporate Debt	-	373,359,021	-	373,359,021
Total Municipal Obligations	-	4,401,427	-	4,401,427
Non-U.S. Government Agency Obligations
Automobile ABS	-	8,069,547	-	8,069,547
Commercial MBS	-	48,211,339	-	48,211,339
Home Equity ABS	-	8,809,982	-	8,809,982
Student Loans ABS	-	17,215,577	553,895	17,769,472
WL Collateral CMO	-	7,375,901	-	7,375,901
WL Collateral PAC	-	64,801	-	64,801
Total Non-U.S. Government Agency Obligations	-	89,747,147	553,895	90,301,042
Total Sovereign Debt Obligations	-	7,060,664	-	7,060,664
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	528,107	-	528,107
Pass-Through Securities	-	315,397,336	-	315,397,336
Total U.S. Government Agency Obligations and Instrumentalities	-	315,925,443	-	315,925,443
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	130,657,751	-	130,657,751

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Managed Bond Fund (Continued)
Total U.S. Treasury Obligations	$-	$130,657,751	$-	$130,657,751
Total Bonds & Notes	-	921,151,453	553,895	921,705,348
Total Long-Term Investments	-	921,151,453	911,681	922,063,134
Total Short-Term Investments	-	9,042,907	-	9,042,907
Total Investments	$-	$930,194,360	$911,681	$931,106,041
Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$61,968,302	$-	$61,968,302
Total Municipal Obligations	-	224,281	-	224,281
Non-U.S. Government Agency Obligations
Automobile ABS	-	5,207,106	-	5,207,106
Commercial MBS	-	8,899,066	-	8,899,066
Home Equity ABS	-	1,316,948	-	1,316,948
Student Loans ABS	-	8,277,826	106,065	8,383,891
WL Collateral CMO	-	1,409,012	-	1,409,012
WL Collateral PAC	-	12,381	-	12,381
Total Non-U.S. Government Agency Obligations	-	25,122,339	106,065	25,228,404
Total Sovereign Debt Obligations	-	473,124	-	473,124
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	99,908	-	99,908
Pass-Through Securities	-	34,086,661	-	34,086,661
Total U.S. Government Agency Obligations and Instrumentalities	-	34,186,569	-	34,186,569
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	15,741,924	-	15,741,924
Total U.S. Treasury Obligations	-	15,741,924	-	15,741,924
Total Bonds & Notes	-	137,716,539	106,065	137,822,604
Total Long-Term Investments	-	137,716,539	106,065	137,822,604
Total Short-Term Investments	-	74,711,972	-	74,711,972
Total Investments	$-	$212,428,511	$106,065	$212,534,576

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Small Cap Equity Fund
Equities
Common Stock
Basic Materials	$4,310,657	$-	$332	$4,310,989
Communications	11,986,929	-	-	11,986,929
Consumer, Cyclical	14,695,955	-	-	14,695,955
Consumer, Non-cyclical	23,441,689	-	-	23,441,689
Energy	5,131,849	-	-	5,131,849
Financial	24,083,829	-	-	24,083,829
Industrial	18,470,705	-	-	18,470,705
Technology	13,308,130	-	-	13,308,130
Utilities	3,598,017	-	-	3,598,017
Total Common Stock	119,027,760	-	332	119,028,092
Total Equities	119,027,760	-	332	119,028,092
Rights
Consumer, Non-cyclical	-	-	4	4
Total Rights	-	-	4	4
Total Long-Term Investments	119,027,760	-	336	119,028,096
Total Short-Term Investments	-	1,380,272	-	1,380,272
Total Investments	$119,027,760	$1,380,272	$336	$120,408,368
Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$1,385,853	$1,251,533	$-	$2,637,386
Communications	1,462,154	1,267,558	-	2,729,712
Consumer, Cyclical	334,335	2,313,065	-	2,647,400
Consumer, Non-cyclical	729,037	1,677,947	-	2,406,984
Diversified	-	717,589	-	717,589
Energy	980,278	1,101,992	-	2,082,270
Financial	850,140	5,516,907	-	6,367,047
Industrial	-	665,039	-	665,039
Technology	269,328	2,349,870	-	2,619,198
Total Common Stock	6,011,125	16,861,500	-	22,872,625
Preferred Stock
Basic Materials	550,061	-	-	550,061
Total Preferred Stock	550,061	-	-	550,061
Total Equities	6,561,186	16,861,500	-	23,422,686
Total Long-Term Investments	6,561,186	16,861,500	-	23,422,686
Total Short-Term Investments	-	475,445	-	475,445
Total Investments	$6,561,186	$17,336,945	$-	$23,898,131

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level as of September 30, 2010 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Blend Fund
Futures Contracts
Equity Risk	$627,657	$-	$-	$627,657
Swap Agreements
Interest Rate Risk	-	10,678	-	10,678
Credit Risk	-	716,210	-	716,210
Managed Bond Fund
Swap Agreements
Interest Rate Risk	-	45,267	-	45,267
Credit Risk	-	3,029,392	-	3,029,392

Liabilities Valuation Inputs

	Other Financial Instruments
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Blend Fund
Swap Agreements
Interest Rate Risk	$-	$(140,741)	$-	$(140,741)
Credit Risk	-	(429)	-	(429)
Managed Bond Fund
Swap Agreements
Interest Rate Risk	-	(596,475)	-	(596,475)
Credit Risk	-	(678)	-	(678)

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy as of September 30, 2010.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 9/30/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/10
Blend Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligations
Student Loans ABS	$1,352,158	$-	$(11,206)	$81,878	$(975,000)	$-	$-	$447,830	$50,848
Managed Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$343,134	$-	$-	$14,652	$-	$-	$-	$357,786	$14,652
Bonds & Notes
Non-U.S. Government Agency Obligations
Student Loans ABS	2,132,517	-	(113,687)	244,142	(1,709,077)	-	-	553,895	193,610
	$2,475,651	$-	$(113,687)	$258,794	$(1,709,077)	$-	$-	$911,681	$208,262
Short-Duration Bond Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government Agency Obligations
Student Loans ABS	$-	$-	$-	$(23,288)	$129,353	$-	$-	$106,065	$(23,288)
Small Cap Equity Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$326	$-	$-	$6	$-	$-	$-	$332	$6
Rights
Consumer, Non-cyclical	4	-	-	-	-	-	-	4	-
	$330	$-	$-	$6	$-	$-	$-	$336	$6

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund may use the derivatives it held at September 30, 2010, as follows:

Type of Derivative and Objective for Use	Blend Fund	Managed Bond Fund
Futures Contracts*
Hedging/Risk Management	X
Duration/Credit Quality Management	X
Short-term Cash Deployment	X
Substitution for Cash Investment	X
Interest Rate Swaps**
Hedging/Risk Management	X	X
Substitution for Cash Investment	X	X
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	X	X
Duration/Credit Quality Management	X	X
Directional Investment	X	X

*Includes any options on futures contracts, if applicable.

**Includes any caps, floors, and collars, and related options, if applicable.

The Small Cap Equity Fund held rights at September 30, 2010 as a result of corporate actions.

At September 30, 2010, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Interest Rate Risk	Credit Risk	Equity Risk	Total
Blend Fund
Asset Derivatives
Futures Contracts	$-	$-	$627,657	$627,657
Swap Agreements	10,678	716,210	-	726,888
Total Value	$10,678	$716,210	$627,657	$1,354,545
Liability Derivatives
Swap Agreements	$(140,741)	$(429)	$-	$(141,170)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	330	330
Swap Agreements	$25,220,669	$19,814,362	$-	$45,035,031

Notes to Portfolio of Investments (Unaudited) (Continued)

	Interest Rate Risk	Credit Risk	Equity Risk	Total
Mananged Bond Fund
Asset Derivatives
Swap Agreements	$45,267	$3,029,392	$-	$3,074,659
Liability Derivatives
Swap Agreements	$(596,475)	$(678)	$-	$(597,153)
Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$106,897,121	$82,128,979	$-	$189,026,100

Small Cap Equity Fund
Asset Derivatives
Rights	$-	$-	$4	$4
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-	400	400

†Amount(s) disclosed represent number of contracts, notional amounts, or shares/units outstanding at September 30, 2010.

Further details regarding the derivatives and other investments held by the Funds at September 30, 2010, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at September 30, 2010:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Blend Fund
BUYS
330	S&P 500 E Mini Index	12/17/10	$18,755,550	$627,657

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund also may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term interest rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to hedge against interest rate or credit risks or to earn additional income.

During the period when a credit default swap is open, the agreement is marked to market in accordance with the terms of the agreement based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Notes to Portfolio of Investments (Unaudited) (Continued)

Whenever a Fund enters into a swap agreement, it takes on counterparty risk – the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at September 30, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Blend Fund*
Credit Default Swaps
3,150,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500%)	CMBX.NA.AM.1	$(46,305)	$252,000	$205,695
875,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100%)	CMBX.NA.AAA.1	(12,097)	42,109	30,012
							(58,402)	294,109	235,707

400,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	1,245	7,408	8,653
600,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sara Lee Corp.	(429)	-	(429)
1,600,000	USD	6/20/15	Barclays Bank PLC	Buy	(1.000%)	CDX.NA.IG.14	(19,643)	22,664	3,021
							(18,827)	30,072	11,245

775,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580%)	Marriott International, Inc.	28,240	-	28,240
254,362	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.06-1	2,720	26,073	28,793
							30,960	26,073	57,033

800,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500%)	CMBX.NA.AM.1	(5,760)	58,000	52,240
800,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500%)	CMBX.NA.AM.1	(5,760)	58,000	52,240
400,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(5,280)	19,000	13,720
950,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(24,811)	57,396	32,585
925,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(60,773)	92,500	31,727
1,575,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500%)	CMBX.06.AM.1	(11,340)	114,188	102,848
3,145,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(196,220)	304,094	107,874
365,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(11,205)	23,725	12,520
							(321,149)	726,903	405,754

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Blend Fund* (continued)
Credit Default Swaps (continued)

3,200,000	USD	6/20/15	JP Morgan Chase Bank	Buy	(1.000%)	CDX.NA.IG.14	$(37,083)	$43,125	$6,042
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
9,119,502	USD	9/01/15	Credit Suisse Securities LLC		Fixed 1.703%	3-Month USD-LIBOR-BBA	$(97,443)	$-	$(97,443)
4,551,750	USD	9/03/15	Credit Suisse Securities LLC		Fixed 1.648%	3-Month USD-LIBOR-BBA	(36,330)	-	(36,330)
1,129,590	USD	9/03/40	Credit Suisse Securities LLC		3-Month USD-LIBOR-BBA	Fixed 3.300%	(6,968)	-	(6,968)
2,269,827	USD	9/01/40	Credit Suisse Securities LLC		3-Month USD-LIBOR-BBA	Fixed 3.334%	914	-	914
							(139,827)	-	(139,827)

8,150,000	USD	6/14/11	Goldman Sachs & Co.		Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate + 0.57)% if negative	Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate + 0.57)% if positive	9,764	-	9,764
Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Managed Bond Fund**
Credit Default Swaps
3,950,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100%)	CMBX.NA.AAA.1	$(54,609)	$190,094	$135,485
13,500,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500%)	CMBX.NA.AM.1	(198,450)	1,080,000	881,550
							(253,059)	1,270,094	1,017,035

6,900,000	USD	6/20/15	Barclays Bank PLC	Buy	(1.000%)	CDX.NA.IG.14	(84,711)	97,738	13,027
1,275,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	3,969	23,612	27,581
950,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sara Lee Corp.	(678)	-	(678)
							(81,420)	121,350	39,930

1,173,979	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.06-1	12,556	120,339	132,895
1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580%)	Marriott International, Inc.	40,993	-	40,993
							53,549	120,339	173,888

4,575,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(60,390)	217,312	156,922
4,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(109,690)	253,750	144,060
2,950,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(193,815)	295,000	101,185
10,030,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(625,784)	969,812	344,028
4,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(128,940)	273,000	144,060
3,375,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500%)	CMBX.NA.AM.1	(24,300)	244,688	220,388
3,375,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500%)	CMBX.NA.AM.1	(24,300)	244,688	220,388
6,750,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500%)	CMBX.06.AM.1	(48,600)	489,375	440,775
							(1,215,819)	2,987,625	1,771,806
13,800,000	USD	6/20/15	JPMorgan Chase Bank	Buy	(1.000%)	CDX.NA.IG.14	(159,922)	185,977	26,055

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Managed Bond Fund** (continued)
Interest Rate Swaps
38,649,318	USD	9/01/15	Credit Suisse Securities LLC	Fixed 1.703%	3-Month USD-LIBOR-BBA	$(412,973)	$-	$(412,973)
19,290,750	USD	9/03/15	Credit Suisse Securities LLC	Fixed 1.648%	3-Month USD-LIBOR-BBA	(153,971)	-	(153,971)
4,787,310	USD	9/03/40	Credit Suisse Securities LLC	3-Month USD-LIBOR-BBA	Fixed 3.300%	(29,531)	-	(29,531)
9,619,743	USD	9/01/40	Credit Suisse Securities LLC	3-Month USD-LIBOR-BBA	Fixed 3.334%	3,876	-	3,876
						(592,599)	-	(592,599)

34,550,000	USD	6/14/11	Goldman Sachs & Co.	Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate + 0.57)% if negative	Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate + 0.57)% if positive	41,391	-	41,391

*Collateral for swap agreements received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $50,023 and $260,000, respectively, at September 30, 2010.

**Collateral for swap agreements received from Credit Suisse Securities LLC amounted to $350,000. Collateral for swap agreements paid to Goldman Sachs & Co. amounted to $2,040,000 at September 30, 2010.

USDU.S. Dollar

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by

Notes to Portfolio of Investments (Unaudited) (Continued)

entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source authorized by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) had rights as shown in the Portfolio(s) of Investments at September 30, 2010.

The Fund(s) had no warrants, purchased options, or written options at September 30, 2010.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund's existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at September 30, 2010.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund's portfolio. Dollar rolls involve the risk that the Fund's counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. A Fund's use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

Notes to Portfolio of Investments (Unaudited) (Continued)

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The Blend Fund had dollar roll transactions at September 30, 2010, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Fund(s) held inflation-indexed bonds as shown in the Portfolio(s) of Investments at September 30, 2010.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities

Notes to Portfolio of Investments (Unaudited) (Continued)

collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at September 30, 2010.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund's obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at September 30, 2010:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 7/09/10, 0.250%, to be repurchased on demand until 10/07/10 at value plus accrued interest.	$115,479,488
Agreement with Banque Paribas, dated 9/02/10, 0.280%, to be repurchased on demand until 12/07/10 at value plus accrued interest.	9,476,863
Agreement with Daiwa Securities, dated 7/21/10, 0.270%, to be repurchased on demand until 10/26/10 at value plus accrued interest.	13,425,000
Agreement with Daiwa Securities, dated 9/08/10, 0.270%, to be repurchased on demand until 11/04/10 at value plus accrued interest.	7,090,000
Agreement with Deutsche Bank, dated 8/10/10, 0.270%, to be repurchased on demand until 11/10/10 at value plus accrued interest.	63,836,000
Agreement with Deutsche Bank, dated 8/20/10, 0.270%, to be repurchased on demand until 11/23/10 at value plus accrued interest.	26,676,000
Agreement with Deutsche Bank, dated 9/02/10, 0.270%, to be repurchased on demand until 12/07/10 at value plus accrued interest.	21,507,000
Agreement with Goldman Sachs & Co., dated 9/16/10, 0.290%, to be repurchased on demand until 12/15/10 at value plus accrued interest.	13,824,000
Agreement with HSBC Finance Corp., dated 9/07/10, 0.260%, to be repurchased on demand until 12/09/10 at value plus accrued interest.	6,026,250
Agreement with HSBC Finance Corp., dated 9/09/10, 0.280%, to be repurchased on demand until 12/09/10 at value plus accrued interest.	49,382,500
Agreement with Morgan Stanley, dated 8/11/10, 0.290%, to be repurchased on demand until 11/09/10 at value plus accrued interest.	25,094,976
Agreement with Morgan Stanley, dated 8/26/10, 0.280%, to be repurchased on demand until 11/18/10 at value plus accrued interest.	11,568,350
$363,386,427

Average balance outstanding	$323,072,998
Average interest rate	0.23%
Maximum balance outstanding	$412,910,220

Notes to Portfolio of Investments (Unaudited) (Continued)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on sales of investments. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the China Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the China Fund, Enhanced Index Core Equity Fund, Equity Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At September 30, 2010, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$547,851,445	$110,663,980	$(4,420,917)	$106,243,063
China Fund	18,854,089	2,718,486	(435,753)	2,282,733
Enhanced Index Core Equity Fund	15,328,763	1,598,487	(420,505)	1,177,982
Equity Fund	759,554,384	85,359,493	(18,799,789)	66,559,704
High Yield Fund	57,171,626	1,375,105	(281,142)	1,093,963
Inflation-Protected and Income Fund	751,010,959	31,074,945	(781,766)	30,293,179
Managed Bond Fund	886,381,845	50,386,719	(5,662,523)	44,724,196
Short-Duration Bond Fund	209,549,998	3,240,314	(255,736)	2,984,578
Small Cap Equity Fund	95,640,436	26,882,252	(2,114,320)	24,767,932
Strategic Emerging Markets Fund	18,735,519	5,492,670	(330,058)	5,162,612

Note: The aggregate cost for investments for the Money Market Fund at September 30, 2010, is the same for financial reporting and federal income tax purposes.

4. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, "Improving Disclosures About Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds' financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	11/19/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	11/19/10

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	11/19/10